--------------------------------------------------------------------------------
                               SHAREHOLDER LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to report the semi-annual financial statements for Endeavor Series Trust for the six months ended June 30, 2000.

The period will be known as a reality check for investors. It is easy now to say things had gone a bit too far, a bit too fast. Valuations of some tech stocks reached triple digits. Dot-coms were being purchased indiscriminately. Speculation in the IPO market was rampant. Such high levels of returns were unsustainable. It is easy now to see that we had all the pins we needed to pop a speculative bubble.

Well, it happened. After reaching a record 5048.62 on March 10, the NASDAQ Composite Index fell 37.3% to 3164.55 over the next 10 weeks. This chased much of the speculation out of the market. All of a sudden, earnings did matter, valuations were considered and interest rates became a concern.

It is probably safe to say, that in varying degrees, we all became enamored with the high tech boom. But who could blame us? Technology--so magnificently symbolized by the Internet--is a shiny new toy, and it can do all sorts of amazing things. In a remarkably short period of time, online stores, instant messages, search engines and a dozen other convenient technologies have become indispensable to everyday life. Just try to imagine home or work now without e-mail. In one industry after another, increasingly powerful computer chips are turning the economic assumptions of the Industrial Age on their head. That the market struggles to set fair prices for the "new economy" really should surprise no one.

After the strong corrections in the technology sector in March, April and May, the NASDAQ Composite Index recovered in June, finishing the six month period with a small loss. Most of the other markets took their cue from the tech correction and finished in negative territory for the period as well:

Russell 2000 ....................................    +3.0%
S&P 500 .........................................    -0.4%
NASDAQ Composite Index ..........................    -2.5%
MSCI EAFE Index .................................    -4.1%
DJIA ............................................    -8.4%

--------------------------------------------------------------------------------
                         SHAREHOLDER LETTER (CONTINUED)
--------------------------------------------------------------------------------

With all of the "negativity" of the period, we are very pleased that six of the Endeavor portfolios provided shareholders positive net asset value returns (net of expenses) for the period:

                                                              YTD
                                                           06/30/00
                                                           --------
Dreyfus Small Cap Value Portfolio ......................    10.03%
T. Rowe Price Growth Stock Portfolio ...................     7.88%
Endeavor Asset Allocation Portfolio ....................     5.38%
Dreyfus U.S. Government Securities Portfolio ...........     4.60%
Endeavor Money Market Portfolio ........................     2.80%
Endeavor High Yield Portfolio ..........................     0.79%
Endeavor Janus Growth Portfolio ........................    -1.86%
Endeavor Enhanced Index Portfolio ......................    -1.98%
Endeavor Opportunity Value Portfolio ...................    -2.82%
T. Rowe Price Equity Income Portfolio ..................    -3.11%
Endeavor Select Portfolio ..............................    -4.41%
T. Rowe Price International Stock Portfolio ............    -4.95%
Endeavor Value Equity Portfolio ........................    -5.89%

Our mission is to offer you well-balanced, diversified investment portfolios that utilize different investment styles managed by specialized investment firms to provide you the investment tools for your financial plan. We encourage you to sit down with your financial advisor and revisit your plans for diversification and asset allocation. Discipline comes hard in periods of extreme, but it is the exercise of discipline that separates investors from speculators.

We appreciate the opportunity to help you carry out your financial plan.

Sincerely,

/S/ VINCENT MCGUINESS, JR.

Vincent McGuinness, Jr.
President
Endeavor Series Trust

July 30, 2000

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                        DREYFUS SMALL CAP VALUE PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 99.0%
   BUSINESS SERVICES -- 2.0%
     73,800   Interim Services, Inc.+........  $ 1,309,950
    278,400   Modis Professional Services,
                Inc.+ .......................    2,122,800
     29,600   Superior Consultant Holdings
                Corporation..................      140,600
     96,500   Technology Solutions Company+..      597,094
                                               -----------
                                                 4,170,444
                                               -----------

   CHEMICALS -- 5.3%
    219,300   Crompton Corporation...........    2,686,425
    116,300   Geon Company...................    2,151,550
    203,000   M. A. Hanna Company............    1,827,000
    142,300   Solutia, Inc...................    1,956,625
    164,500   Wellman, Inc...................    2,662,844
                                               -----------
                                                11,284,444
                                               -----------

   COMPUTER SERVICE AND SOFTWARE -- 15.8%
     29,100   BARRA, Inc.+...................    1,442,269
    173,100   Hypercom Corporation+..........    2,488,312
    725,950   Informix Corporation+..........    5,399,253
     63,000   Inter-Tel, Inc.................    1,011,937
    207,300   Keane, Inc.+...................    4,482,862
     73,500   MarchFirst Inc.................    1,341,375
    104,800   Mentor Graphics Corporation+...    2,082,900
    573,300   Parametric Technology
                Corporation+.................    6,306,300
     84,800   Perot Systems Corporation......      932,800
    351,400   Quantum Corporation - DLT
                & Storage Systems+...........    3,404,187
    131,300   Structural Dynamics Research
                Corporation+.................    1,977,706
    140,000   Systems & Computer Technology
                Corporation+.................    2,800,000
                                               -----------
                                                33,669,901
                                               -----------

   COMPUTERS -- 6.4%
    276,600   Ingram Micro, Inc., Class A+...    4,823,212
    404,300   Maxtor Corporation+............    4,270,419
    255,400   Quantum Corporation............    2,825,362
    117,700   S3, Inc.+......................    1,736,075
                                               -----------
                                                13,655,068
                                               -----------

   CONSUMER PRODUCTS -- 0.4%
     47,700   Fossil, Inc.+..................      927,169
                                               -----------

   CONTAINERS -- 0.3%
    274,800   Gaylord Container Corporation,
                Class A+.....................      738,525
                                               -----------

   ELECTRONICS -- 8.0%
     96,400   Applied Power, Inc., Class A...    3,229,400
     89,400   Arrow Electronics, Inc.+.......    2,771,400
     86,400   Avnet, Inc.....................    5,119,200
     63,200   Electronics for Imaging........    1,599,750

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   ELECTRONICS -- (CONTINUED)
    218,600   General Semiconductor, Inc.+...  $ 3,224,350
     30,700   Manufacturers' Services Limited      631,269
     37,800   Ultratech Stepper, Inc.+.......      562,275
                                               -----------
                                                17,137,644
                                               -----------

   ENTERTAINMENT AND LEISURE -- 0.2%
     39,700   Midway Games, Inc.+............      320,081
                                               -----------
   FINANCIAL SERVICES -- 4.8%
     56,800   Block (H&R), Inc...............    1,838,900
    117,300   Heller Financial, Inc..........    2,404,650
    105,300   Nationwide Financial Services,
                Inc., Class A................    3,461,737
    153,300   Profit Recovery Group
                International, Inc.+.........    2,548,612
                                               -----------
                                                10,253,899
                                               -----------

   HEALTH CARE -- 0.8%
    119,700   HEALTHSOUTH Corporation........      860,344
     93,500   Omnicare, Inc..................      847,344
                                               -----------
                                                 1,707,688
                                               -----------

   INSURANCE -- 1.9%

    122,000   Everest Reinsurance Holdings,
                Inc. ........................    4,010,750
                                               -----------

   MANUFACTURING -- 9.6%
    228,500   Abitibi-Consolidated, Inc......    2,142,187
    123,600   AGCO Corporation...............    1,514,100
    180,800   Agrium, Inc....................    1,559,400
    174,317   AK Steel Holding Corporation...    1,394,536
      2,300   Alberto-Culver Company, Class A       60,375
    134,500   Flowserve Corporation..........    2,025,906
    205,600   IMC Global, Inc................    2,672,800
     55,700   NS Group, Inc.+................    1,166,219
    131,000   NBTY, Inc.+....................      835,125
    105,600   Polaroid Corporation...........    1,907,400
      1,700   Rayovac Corporation+...........       38,038
     61,400   Timken Company.................    1,143,575
    169,700   UCAR International, Inc.+......    2,216,706
     99,000   Wolverine Tube, Inc.+..........    1,683,000
                                               -----------
                                                20,359,367
                                               -----------

   MEDIA AND COMMUNICATIONS -- 2.2%
    182,200   Allen Telecom, Inc.+...........    3,222,662
    155,800   Cumulus Media, Inc., Class A+..    1,421,675
                                               -----------
                                                 4,644,337
                                               -----------

   MEDICAL AND SCIENTIFIC SUPPLIES -- 0.2%
     26,700   Mylan Laboratories, Inc........      487,275
                                               -----------

   OIL AND GAS -- 10.1%
     36,200   Friede Goldman International,
                Inc.+ .......................      323,537
     29,000   Global Industries, Ltd.+.......      547,375

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                        DREYFUS SMALL CAP VALUE PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
   OIL AND GAS -- (CONTINUED)
    271,800   Key Energy Services, Inc.+.....  $ 2,616,075
    288,700   Newpark Resources, Inc.+.......    2,724,606
    108,000   Noble Affiliates, Inc..........    4,023,000
    196,600   Ocean Energy, Inc.+............    2,789,262
    336,900   Santa Fe Snyder Corporation+...    3,832,237
    114,100   Tidewater, Inc.................    4,107,600
     20,400   Varco International, Inc.......      474,300
                                               -----------
                                                21,437,992
                                               -----------
   PUBLISHING -- 1.0%
    233,000   Ziff-Davis, Inc.+..............    2,097,000
                                               -----------

   RESTAURANTS -- 0.2%
     14,100   Papa John's International, Inc.+     345,450
                                               -----------

   RETAIL -- 13.8%
    222,200   Abercrombie & Fitch Company,
                Class A+.....................    2,708,063
     73,500   American Eagle Outfitters, Inc.+   1,029,000
    146,200   Ames Department Stores, Inc....    1,133,050
     91,600   AnnTaylor Stores Corporation+..    3,034,250
     54,000   Brown Shoe Company, Inc.             702,000
    123,100   Burlington Coat Factory Warehouse
                Corporation..................    1,331,019
    160,600   Consolidated Stores Corporation+   1,927,200
     63,100   Finlay Enterprises, Inc.+......      820,300
     85,400   Fleming Companies, Inc.........    1,115,538
    285,400   Heilig-Meyers Company..........      338,913
    375,000   OfficeMax, Inc.+...............    1,875,000
     99,800   Pacific Sunwear of California,
                Inc.+ .......................    1,871,250
     96,100   Reebok International, Limited+.    1,531,594
     67,900   Ross Stores, Inc...............    1,158,544
     52,700   School Specialty, Inc..........      978,244
     94,700   ShopKo Stores, Inc.+...........    1,456,013
    210,900   Sunglass Hut International,
                Inc.+ .......................    1,733,334
    454,000   Venator Group, Inc.............    4,653,500
                                               -----------
                                                29,396,812
                                               -----------

   SERVICES -- 5.3%
     32,900   CDI Corporation+...............      670,338
    153,100   Fluor Corporation..............    4,841,788
    294,500   Foster Wheeler Corporation.....    2,540,063
    214,700   Kforce.com, Inc................    1,489,481
     81,800   Regis Corporation..............    1,022,500
     53,400   Sylvan Learning Systems, Inc.+.      734,250
                                               -----------
                                                11,298,420
                                               -----------

   TECHNOLOGY -- 6.7%
    124,600   Artesyn Technologies, Inc.+....    3,465,438
    122,600   J. D. Edwards & Company........    1,846,663
    117,500   Tech Data Corporation+.........    5,118,594
    177,600   Thermo Electron Corporation+...    3,740,700
                                               -----------
                                                14,171,395
                                               -----------

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   TEXTILES AND APPAREL -- 1.6%
      6,900   Phillips-Van Heusen Corporation  $    65,550
    266,900   Tommy Hilfiger Corporation+....    2,001,750
    136,600   Wolverine World Wide, Inc......    1,348,925
                                               -----------
                                                 3,416,225
                                               -----------

   TRANSPORTATION -- 2.4%
    106,900   Offshore Logistics, Inc........    1,536,688
    144,700   Trico Marine Services, Inc.+...    1,844,925
    120,200   Yellow Corporation+............    1,772,950
                                               -----------
                                                 5,154,563
                                               -----------

              Total Common Stock
                (Cost $210,261,117)..........  210,684,449
                                               -----------

 PRINCIPAL
  AMOUNT
 ---------

COMMERCIAL PAPER -- 1.2%
$ 2,591,000   General Electric Capital,
                6.900% due 07/03/00..........    2,591,000
                                               -----------
              Total Commercial Paper
                (Cost $2,591,000)............    2,591,000
                                               -----------

TOTAL INVESTMENTS
   (COST $212,852,117*)..............  100.2%  213,275,449
OTHER ASSETS AND LIABILITIES
   (NET).............................  (0.2)%     (347,320)
                                      ------  ------------
NET ASSETS...........................  100.0% $212,928,129
                                      ======= ============

NET ASSETS CONSIST OF:
Accumulated net realized gain on investments    19,020,109
Net unrealized appreciation of investments...      423,332
Paid-in capital..............................  193,484,688
                                              ------------

TOTAL NET ASSETS............................. $212,928,129
                                              ============

NET ASSET VALUE, offering price and
  redemption price per share of beneficial
  interest outstanding.......................  $     15.48
                                               ===========

Number of Portfolio shares outstanding.......   13,756,898
                                               ===========

--------------------
       * Aggregate cost for federal tax purposes.
       + Non-income producing security.

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                   DREYFUS U.S.GOVERNMENT SECURITIES PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 --------                                        --------
AGENCY SECURITIES -- 36.1%
 FEDERAL HOME LOAN BANK (FHLB) -- 0.7%
$   550,000    5.590% due 01/05/01...........  $   546,304
                                               -----------

 FEDERAL HOME LOAN MORTGAGE
     CORPORATION (FHLMC) -- 0.3%
     83,003    9.500% due 07/25/22...........       87,230
    101,955    9.500% due 12/01/22...........      106,830
                                               -----------
                                                   194,060
                                               -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (FNMA) -- 17.1%
     63,929    7.000% due 08/01/03...........       63,182
    103,299    7.500% due 06/01/09...........      103,432
    550,860    6.500% due 02/01/13...........      531,921
    369,977    6.500% due 03/01/13...........      357,258
    664,228    6.000% due 08/01/13...........      628,107
    669,220    6.000% due 11/01/13...........      632,828
    505,796    6.000% due 11/01/13...........      478,290
    918,269    6.000% due 11/01/13...........      869,766
    816,234    6.000% due 11/01/13...........      773,121
    808,902    6.000% due 12/01/13...........      764,914
     35,723    7.000% due 07/01/22...........       34,843
    100,771    7.000% due 07/01/23...........       97,967
    158,840    6.500% due 02/01/26...........      150,550
    126,111    7.000% due 09/01/26...........      122,091
  6,980,000    7.500% due 07/15/30...........    6,880,744
                                               -----------
                                                12,489,014
                                               -----------

 GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (GNMA) -- 9.4%
    138,779    8.000% due 07/15/17...........      141,336
     88,419    8.500% due 12/15/21...........       90,712
    136,934    9.000% due 12/15/21...........      142,239
    162,645    7.000% due 11/15/23...........      158,680
    239,139    7.500% due 12/15/23...........      238,168
    220,410    8.000% due 06/15/27...........      222,890
    210,462    8.000% due 07/15/27...........      212,830
    988,869    8.000% due 08/15/27...........      999,994
    595,359    7.000% due 09/20/28...........      575,872
  1,013,421    7.000% due 01/20/29...........      980,249
  1,077,617    7.000% due 07/20/29...........    1,042,345
  2,108,587    7.000% due 09/20/29...........    2,039,568
                                               -----------
                                                 6,844,883
                                               -----------

 SMALL BUSINESS ADMINISTRATION (SBA) -- 3.8%
    811,823    6.300% due 05/01/18...........      751,812
    941,273    5.500% due 10/01/18...........      826,993
  1,384,924    5.800% due 12/01/18...........    1,239,076
                                               -----------
                                                 2,817,881
                                               -----------

 TENNESSEE VALLEY AUTHORITY (TVA) -- 4.8%
  3,778,775   TVA, Bonds,
                3.375% due 01/15/07..........    3,504,209
                                               -----------
              Total Agency Securities
                (Cost $26,981,694)...........   26,396,351
                                               -----------

   PRINCIPAL                                      VALUE
    AMOUNT                                       (NOTE 1)
   --------                                      --------
CORPORATE FIXED INCOME SECURITIES -- 21.1%
   AIRLINES -- 1.8%
$ 1,500,000   Delta Air Lines,
                8.300% due 12/15/29..........  $ 1,311,525
                                               -----------

 CHEMICALS -- 2.7%
  2,000,000   ICI Wilmington,
                Company Guarantee,
                6.950% due 09/15/04..........    1,928,532
                                               -----------

 COMMUNICATIONS -- 1.2%
    934,000   CSC Holdings, Inc.,
                Debentures,
                8.125% due 08/15/09..........      907,913
                                               -----------

 FEDERAL AGENCY AND GOVERNMENT -- 1.5%
  1,068,060   WI Treasury Security,
                3.625% due 07/15/02..........    1,060,712
                                               -----------

 FINANCIAL -- 3.3%
  1,500,000   Bombardier Capital, Ltd., Notes,
                7.500% due 08/15/04..........    1,487,592
    949,000   Morgan Stanley Dean Witter,
                7.750% due 06/15/05..........      955,558
                                               -----------
                                                 2,443,150
                                               -----------

 FORESTRY -- 0.3%
    250,000   Tembec Industries, Inc.,
                Company Guarantee,
                8.625% due 06/30/09..........      240,000
                                               -----------

 INDUSTRIAL -- 0.9%
    672,000   Lowe's Companies, Inc.,
                8.250% due 06/01/10..........      689,042
                                               -----------

 INSURANCE -- 1.4%
  1,005,000   Mony Group, Inc.
                8.350% due 03/15/10..........      990,086
                                               -----------

 OIL AND GAS -- 0.0%**
     30,000   Norcen Energy Resources,
                Debentures,
                7.375% due 05/15/06..........       29,322
                                               -----------

 RESTAURANTS -- 2.2%
  1,750,000   Tricon Global Restaurant,
                Senior Notes,
                7.450% due 05/15/05..........    1,616,615
                                               -----------

 RETAIL -- 0.9%
    750,000   Saks, Inc., Company,
                8.250% due 11/15/08..........      666,172
                                               -----------

 TELECOMMUNICATIONS -- 2.7%
  2,000,000   Cable & Wireless,
                8.000% due 06/22/10++........    1,979,080
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                   DREYFUS U.S.GOVERNMENT SECURITIES PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 --------                                        --------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
 TELEPHONE -- 2.2%
$ 2,000,000   Qwest Communications
                International,
                Senior Discount Notes,^
                8.290% due 02/01/08..........  $ 1,604,120
                                               -----------
              Total Corporate Fixed Income
                Securities
                (Cost $15,626,745)...........   15,466,269
                                               -----------

U.S. TREASURY OBLIGATIONS -- 46.4%
 STRIP -- 3.9%
  1,876,000    3.625% due 07/15/02^..........    1,707,029
  1,191,094    3.875% due 04/15/29^..........    1,186,258
                                               -----------
                                                 2,893,287
                                               -----------

U.S. TREASURY BONDS -- 28.0%
  2,500,000    12.000% due 08/15/13..........    3,375,000
  2,900,000    11.250% due 02/15/15..........    4,276,137
    705,000    6.125% due 08/15/29...........      712,050
  7,998,000    6.250% due 05/15/30...........    8,391,662
  3,020,000    7.500% due 07/01/30...........    2,980,834
  1,000,000    6.550% due 11/15/04...........      760,300
                                               -----------
                                                20,495,983
                                               -----------

U.S. TREASURY NOTES -- 14.5%
    500,000    6.375% due 08/15/02##.........      499,530
  5,000,000    6.375% due 06/30/02...........    5,001,563
  5,000,000    6.750% due 05/15/05...........    5,116,400
                                               -----------
                                                10,617,493
                                               -----------
              Total U.S. Treasury Obligations
                (Cost $34,023,999)...........   34,006,763
                                               -----------

REPURCHASE AGREEMENT -- 11.5%
  8,408,000     Agreement with The Boston Company,
                6.530 % to be repurchased at
                $8,412,575 on 07/03/00,
                collaterized by $7,725,400
                U.S. Treasury Bond 6.750% due
                08/15/26, market value
                $8,576,160...... ............    8,408,000
                                               -----------
              Total Repurchase Agreement
                (Cost $8,408,000)............    8,408,000
                                               -----------

TOTAL INVESTMENTS
   (COST $85,040,438*)...............  115.1%   84,277,383
OTHER ASSETS AND LIABILITIES
   (NET)............................. (15.1)%  (11,075,059)
                                      -------  -----------
NET ASSETS...........................  100.0%  $73,202,324
                                      =======  ===========

                                                  VALUE
                                                (NOTE 1)
                                                --------

NET ASSETS CONSIST OF:
Undistributed net investment income..........  $ 2,138,617
Accumulated net realized loss on investments
  and futures contracts......................   (2,517,153)
Net unrealized depreciation of investments
  and futures contracts......................     (874,696)
Paid-in capital..............................   74,455,556
                                               -----------


TOTAL NET ASSETS.............................  $73,202,324
                                               ===========

NET ASSET VALUE, offering price and
        redemption price per share of
        beneficial interest outstanding .....  $     11.28
                                               ===========

Number of Portfolio shares outstanding.......    6,489,488
                                               ===========
--------------------
       * Aggregate cost for federal tax purposes.
      ** Amount represents less than 0.1%.
       + Non-income producing security.
      ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       ^ Zero coupon security as of June 30, 2000. The coupon shown is the set-up rate.
      ## Security pledged as collateral for open futures contracts.

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                       ENDEAVOR ASSET ALLOCATION PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 72.9%
   AEROSPACE AND DEFENSE -- 0.9%
     73,500   General Dynamics Corporation...  $ 3,840,375
                                               -----------

   BANKING AND FINANCIAL SERVICES -- 4.5%
     68,200   American Express Company.......    3,554,925
    109,100   Bank of New York Company, Inc..    5,073,150
     91,825   Citigroup, Inc.................    5,532,456
     45,900   Fannie Mae.....................    2,395,406
     63,300   FleetBoston Financial Corporation  2,152,200
                                               -----------
                                                18,708,137
                                               -----------

   COMPUTER SERVICES AND SOFTWARE -- 7.7%
     19,000   ASM Lithography Holding N.V.+..      838,375
     26,400   EMC Corporation+...............    2,031,150
     16,100   Hewlett-Packard Company........    2,010,487
      8,500   Inktomi Corporation+...........    1,005,125
     25,700   International Business Machines
                Corporation (IBM)............    2,815,756
     12,000   Juniper Networks, Inc.+........    1,746,750
    110,600   Microsoft Corporation+.........    8,848,000
     66,000   Oracle Corporation+............    5,548,125
     14,800   Seagate Technology, Inc........      814,000
      4,100   Storagenetworks, Inc...........      370,025
     47,300   Sun Microsystems, Inc.+........    4,301,344
      2,600   VeriSign, Inc.+................      458,900
      9,000   Yahoo!, Inc.+..................    1,114,875
                                               -----------
                                                31,902,912
                                               -----------

   CONSUMER NON-DURABLES -- 1.0%
     91,100   Philip Morris Companies, Inc...    2,419,844
     29,700   Procter & Gamble Company.......    1,700,325
                                               -----------
                                                 4,120,169
                                               -----------

   CONSUMER SERVICES -- 0.2%
     21,800   TV Guide Inc., Class A+........      746,650
                                               -----------

   DIVERSIFIED OPERATIONS -- 12.4%
      3,200   Capstone Turbine Corporation...      144,200
      9,900   Corning, Inc...................    2,671,762
    265,000   General Electric Company.......   14,045,000
     17,200   Omnicom Group, Inc.............    1,531,875
     16,200   PE Corporation-PE Biosystems
                Group........................    1,067,175
     45,300   Textron, Inc...................    2,460,356
    371,400   Tyco International, Ltd........   17,595,075
    206,900   United Technologies Corporation   12,181,237
                                               -----------
                                                51,696,680
                                               -----------

   ELECTRONICS -- 3.6%
      8,000   Analog Devices+................      608,000
      7,600   Broadcom Corporation, Class A+.    1,663,925
     10,900   General Motors Corporation,
                Class H......................      956,475
     26,600   Intersil Holding Corporation+..    1,438,062
      1,400   Marvell Technology Group Ltd...       79,800
     56,600   Maxim Integrated Products, Inc.+   3,845,262

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   ELECTRONICS -- (CONTINUED)
      3,300   PMC-Sierra, Inc.+..............  $   586,369
     81,200   Texas Instruments, Inc.........    5,577,425
                                               -----------
                                                14,755,318
                                               -----------

   FOOD AND BEVERAGES -- 1.9%
     40,900   Anheuser-Busch Companies, Inc..    3,054,719
     22,200   Keebler Foods Company+.........      824,175
     68,600   PepsiCo, Inc...................    3,048,412
     15,800   Quaker Oats Company............    1,186,975
                                               -----------
                                                 8,114,281
                                               -----------

   INSURANCE -- 0.8%
     28,700   American International Group,
                Inc. ........................    3,372,250
                                               -----------

   MEDIA AND ENTERTAINMENT -- 5.0%
     43,000   AMFM, Inc.+....................    2,967,000
    182,800   AT&T Corporation - Liberty Media
                Group, Class A+..............    4,432,900
     52,300   Clear Channel
                Communications, Inc.+........    3,922,500
     87,100   Time Warner, Inc...............    6,619,600
     39,819   Viacom, Inc., Class B..........    2,715,158
                                               -----------
                                                20,657,158
                                               -----------

   MEDICAL SERVICES AND SUPPLIES -- 9.8%
     26,000   Abbott Laboratories............    1,158,625
     77,300   American Home Products
                Corporation..................    4,541,375
     19,500   Amgen, Inc.+...................    1,369,875
     38,800   Bristol-Myers Squibb Company...    2,260,100
      2,800   Genentech, Inc.+...............      481,600
     36,500   HCA-Healthcare Company.........    1,108,687
     46,200   Johnson & Johnson..............    4,706,625
     13,800   Lilly (Eli) & Company..........    1,378,275
     12,600   MedImmune, Inc.+...............      932,400
     42,600   Merck & Company, Inc...........    3,264,225
    373,100   Pfizer, Inc....................   17,908,800
     21,100   Schering-Plough Corporation....    1,065,550
     14,000   Spectrasite Holdings, Inc......      397,250
      7,400   Tularik, Inc...................      218,300
                                               -----------
                                                40,791,687
                                               -----------

   RETAIL -- 4.9%
     17,600   Brinker International, Inc.+...      514,800
     40,000   Costco Wholesale Corporation...    1,320,000
    176,347   Home Depot, Inc................    8,806,328
     68,500   Intimate Brands, Inc...........    1,352,875
     53,400   Limited (The), Inc.............    1,154,775
     45,900   Safeway, Inc.+.................    2,071,237
     16,200   Tiffany & Company..............    1,093,500
     69,500   Wal-Mart Stores, Inc...........    4,004,937
                                               -----------
                                                20,318,452
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                       ENDEAVOR ASSET ALLOCATION PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
  TECHNOLOGY -- 8.9%
      6,141   Agilent Technologies, Inc......  $   452,865
     68,100   Applied Materials, Inc.+.......    6,171,562
     11,400   CIENA Corporation+.............    1,900,237
    212,700   Cisco Systems, Inc.+...........   13,519,744
     19,700   Genuity, Inc...................      180,378
     14,900   Infineon Technologies AG, ADR+.    1,180,825
    101,400   Intel Corporation..............   13,555,912
                                               -----------
                                                36,961,523
                                               -----------
  TELECOMMUNICATIONS -- 11.1%
      1,100   Accelerated Networks...........       46,406
     74,200   American Tower Corporation,
                Class A+.....................    3,093,212
     49,305   AT&T Corporation...............    1,559,271
     25,700   AT&T Wireless Group............      716,387
     15,100   BellSouth Corporation..........      643,637
     50,500   Comcast Corporation, Class A+..    2,045,250
     17,900   Comcast Corporation, Class H...      695,863
     50,700   Crown Castle International
                Corporation+.................    1,850,550
      4,200   Exfo Electro-Optical Engineering,
                Inc. ........................      184,275
     28,890   Global Crossing, Ltd.+.........      760,158
     72,000   GTE Corporation................    4,482,000
     52,700   Lucent Technologies, Inc.......    3,122,475
    140,400   Motorola, Inc..................    4,080,375
     18,400   Nextel Communications,
                Inc., Class A+...............    1,125,850
      8,400   NEXTLINK Communications,
                Inc., Class A+...............      318,675
    109,300   Nortel Networks Corporation....    7,459,725
     77,085   Pharmacia Corporation..........    3,984,331
     20,000   Pinnacle Holdings, Inc.........    1,080,000
     35,300   Sprint Corporation.............    1,800,300
      5,200   Stratos Lightwave, Inc.........      144,950
     34,200   Uniphase Corporation...........    4,099,725
     58,500   Worldcom, Inc..................    2,683,688
                                               -----------
                                                45,977,103
                                               -----------

  UTILITIES -- 0.2%
     21,600   Montana Power Company..........      762,750
                                               -----------

              Total Common Stock
                (Cost $208,833,499)..........  302,725,445
                                               -----------
  PRINCIPAL
   AMOUNT
  ---------

AGENCY SECURITIES -- 18.8%
  FEDERAL HOME LOAN MORTGAGE
    CORPORATION (FHLMC) -- 1.6%
$ 4,050,000    6.625% due 09/15/09...........    3,911,409
    411,135    9.500% due 01/01/17...........      425,568
    473,703    11.500% due 05/01/20..........      513,973
    247,546    6.138% due 06/15/20...........      245,994
  1,000,000    7.500% due 07/01/30...........      986,563
    450,000    8.000% due 07/01/30...........      452,354
                                               -----------
                                                 6,535,861
                                               -----------

 PRINCIPAL                                       VALUE
  AMOUNT                                        (NOTE 1)
 ---------                                      --------
  FEDERAL NATIONAL MORTGAGE
    ASSOCIATION (FNMA) -- 12.5%
$ 2,020,000    6.340% due 02/04/08...........  $ 1,891,851
  7,800,000    5.250% due 01/15/09...........    6,874,998
    449,664    10.000% due 11/01/18..........      477,920
    443,180    11.000% due 09/01/19..........      480,571
     45,688    7.356% due 03/25/24...........       46,131
    462,969    9.000% due 07/01/25...........      477,994
    503,844    9.000% due 04/01/26...........      518,954
    356,255    7.049% due 04/18/28...........      354,670
  1,627,478    6.000% due 05/01/29...........    1,489,647
  9,963,318    6.000% due 05/01/29...........    9,119,524
  3,895,000    6.250% due 05/15/29...........    3,502,462
  5,000,000    7.125% due 01/15/30...........    5,036,700
  2,700,000    6.500% due 07/01/30...........    2,545,587
  1,150,000    7.000% due 07/01/30...........    1,110,291
 19,875,000    6.000% due 07/01/30...........   18,188,805
                                               -----------
                                                52,116,105
                                               -----------

 GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (GNMA) -- 4.7%
    148,738    10.500% due 12/15/14..........      159,223
     88,449    9.500% due 04/15/17...........       93,092
    113,667    9.500% due 05/15/17...........      119,633
    164,941    9.500% due 08/15/17...........      173,599
    470,936    10.000% due 08/15/17..........      499,032
     79,360    9.500% due 10/15/17...........       83,525
     59,537    9.500% due 11/15/17...........       62,662
    361,699    9.500% due 12/15/17...........      378,055
    104,394    9.500% due 07/15/18...........      109,841
    354,400    9.500% due 10/15/18...........      373,002
    148,675    9.500% due 09/15/19...........      156,386
    323,097    9.000% due 12/15/19...........      336,021
    472,061    9.500% due 06/15/20...........      496,547
    484,841    10.000% due 12/15/20..........      514,688
    448,067    9.500% due 12/15/21...........      471,447
    387,655    10.000% due 07/15/22..........      411,174
    643,340    7.375% due 01/20/25...........      645,251
    250,037    10.000% due 02/15/25..........      265,429
    157,956    7.375% due 02/20/25...........      158,425
    486,456    6.875% due 03/20/25...........      487,750
     58,134    6.375% due 04/20/25...........       58,225
    458,020    6.875% due 04/20/25...........      457,289
     67,238    6.875% due 05/20/25...........       67,110
    504,343    6.375% due 06/20/25...........      505,129
    280,477    6.375% due 06/20/25...........      281,004
    293,333    6.750% due 07/20/25...........      295,075
    271,736    6.625% due 09/20/27...........      272,755
    153,471    7.125% due 10/20/27...........      153,951
    377,533    7.125% due 11/20/27...........      378,715
    125,170    7.125% due 12/20/27...........      125,542
 11,050,000    7.000% due 07/01/30...........   10,740,932
                                               -----------
                                                19,330,509
                                               -----------
              Total Agency Securities
                (Cost $79,024,420)...........   77,982,475
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                       ENDEAVOR ASSET ALLOCATION PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

  PRINCIPAL                                        VALUE
   AMOUNT                                         (NOTE 1)
  --------                                        --------
CORPORATE FIXED INCOME SECURITIES -- 8.7%
$   350,000   Albertsons, Inc., Debentures,
                7.450% due 08/01/29..........  $   320,982
    180,000   American General Corporation,
                Notes,
                7.500% due 07/15/25..........      170,287
    210,000   American General Finance,
                Senior Notes,
                6.750% due 11/15/04..........      202,085
    250,000   Anthem Insurance, Senior Notes,
                9.000% due 04/01/27++........      201,801
    190,000   Associates Corporation of North
                America, Senior Notes,
                6.000% due 07/15/05..........      177,606
    435,000   AT&T Corporation
                6.500% due 03/15/29##........      364,316
    390,000   AXA Financial, Inc.,
                Senior Notes,
                6.500% due 04/01/08..........      359,307
    130,000   Bank of America Corporation,
                Senior Notes,
                5.875% due 02/15/09..........      114,472
    200,000   Bank of America Corporation,
                Subordinate Notes,
                6.800% due 03/15/28..........      170,119
    165,000   Bank Of Boston Corporation
                6.625% due 12/01/05..........      156,144
    485,000   Bank One Corporation,
                Subordinate Notes,
                6.000% due 02/17/09..........      421,979
              Becton, Dickinson, Debentures:
    110,000     7.000% due 08/01/27..........       98,751
    160,000     6.700% due 08/01/28..........      137,936
    440,000   BellSouth Telecommunications,
                Inc., Debentures,
                6.375% due 06/01/28..........      365,429
    295,000   BT Institutional Capital Trust
                8.090% due 12/01/26++........      263,072
              Burlington Northern Santa Fe,
                Debentures:
    115,000     6.875% due 12/01/27..........       98,990
    425,000     6.700% due 08/01/28..........      357,302
              Chase Manhattan Corporation,
                Subordinate Notes:
    300,000     6.000% due 02/15/09..........      265,562
    105,000     7.000% due 11/15/09..........       99,674
    545,000   Chevron Corporation
                6.625% due 10/01/04..........      535,419
    495,000   CIT Group, Inc.,
                Senior Notes,
                5.910% due 11/23/05..........      452,767
    580,000   CitiCorp, Subordinate Notes,
                6.375% due 11/15/08..........      536,500
    450,000   CMS Panhandle Holding Company,
                Senior Notes,
                7.000% due 07/15/29..........      380,009
    265,000   Comcast Cable Communications,
                Inc.,
                8.375% due 05/01/07..........      273,027
    350,000   Comdisco, Inc.
                6.375% due 11/30/01..........      338,657
    645,000   Conoco, Inc.,
                Senior Notes,
                6.950% due 04/15/29..........      586,331

  PRINCIPAL                                        VALUE
   AMOUNT                                         (NOTE 1)
  --------                                        --------
              Continental Airlines, Inc.,
                Pass Through Certificates:
$   298,229     6.648% due 09/15/17..........  $   269,796
    170,430     6.545% due 02/02/19..........      153,478
    545,000   DaimlerChrysler North America
                Holding Corporation,
                Company Guarantee,
                7.200% due 09/01/09..........      524,666
              Dayton Hudson Corporation,
                Debentures:
    180,000     6.750% due 01/01/28..........      155,093
    300,000     6.650% due 08/01/28..........      254,892
    450,000   Delphi Auto Systems Corporation,
                Debentures,
                7.125% due 05/01/29..........      386,160
              EOP Operating LP:
    245,000     7.500% due 04/19/29..........      212,881
    240,000     7.250% due 06/15/28++........      201,475
    250,000   Equitable Life Assurance
                6.950% due 12/01/05++........      245,383
    640,000   Farmers Exchange Capital
                Insurance
                7.050% due 07/15/28++........      524,858
              Federated Department Stores,
                Debentures:
    420,000     6.900% due 04/01/29++........      348,016
     55,000     7.000% due 02/15/28..........       46,252
    338,234   Fifty Seventh Street Association
                7.125% due 06/01/17..........      283,751
    145,000   FleetBoston Financial Corporation,
                Subordinate Notes,
                6.625% due 02/01/04..........      139,734
    570,000   Florida Windstorm
                7.125% due 02/25/19++........      521,472
    710,000   Ford Motor Company
                6.625% due 10/01/28..........      597,856
    215,000   Ford Motor Credit Company
                7.375% due 10/28/09..........      207,963
    485,000   General Electric Capital
                Corporation
                7.250% due 05/03/04..........      486,314
    490,000   General Electric Capital
                Corporation, Notes, Series A,
                7.375% due 01/19/10..........      495,909
    705,000   General Motors Acceptance
                Corporation, Notes,
                7.750% due 01/19/10..........      700,833
    210,000   Goldman Sachs Group
                6.500% due 02/25/09..........      190,806
    665,000   GTE Corporation, Debentures,
                6.940% due 04/15/28..........      588,618
    405,000   Hartford Life Insurance Company,
                Debentures,
                7.650% due 06/15/27..........      382,928
    440,000   Hertz Corporation, Senior Notes,
                7.625% due 08/15/07..........      434,887
    585,000   Home Depot, Inc.,
                Senior Notes,
                6.500% due 09/15/04++........      579,526
    120,000   Honeywell International, Notes,
                7.500% due 03/01/10..........      120,241
    600,000   Household Finance Corporation,
                6.375% due 08/01/10..........      532,974

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                       ENDEAVOR ASSET ALLOCATION PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

PRINCIPAL                                          VALUE
 AMOUNT                                          (NOTE 1)
---------                                        --------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
$   330,000   Hyatt Equities LLC,
                9.250% due 05/15/05++........  $   339,242
    570,000   IBM Corporation, Debentures,
                6.500% due 01/15/28..........      513,889
    630,000   John Hancock, Notes,
                7.375% due 02/15/24..........      576,954
    560,000   Johnson and Johnson, Debentures,
                6.625% due 09/01/09..........      539,521
    140,000   Kroger Company,
                Company Guarantee,
                8.050% due 02/01/10..........      139,123
    415,000   Kroger Company, Debentures,
                7.700% due 06/01/29++........      381,442
    350,000   Lehman Brothers, Inc.,
                Senior Subordinate Notes,
                7.125% due 07/15/02..........      345,832
    430,000   Lockheed Martin Corporation,
                Notes,
                8.200% due 12/01/09..........      435,229
              Lowe's Companies, Inc.,
                Debentures:
    340,000     6.875% due 02/15/28..........      287,705
    180,000     6.500% due 03/15/29++........      145,510
    645,000   Lucent Technologies, Inc.,
                Debentures,
                6.450% due 03/15/29..........      565,394
     35,000   May Department Stores Company,
                7.875% due 03/01/30..........       33,915
    560,000   May Department Stores Company,
                6.700% due 09/15/28..........      470,366
     15,000   May Department Stores Company,
                Company Guarantee,
                9.750% due 02/15/21..........       16,965
    255,000   Merck & Company, Inc.,
                Debentures,
                5.950% due 12/01/28..........      213,922
              Metropolitan Life Insurance
                Company:
    250,000     7.450% due 11/01/23++........      217,080
    250,000     7.800% due 11/01/25++........      235,164
    625,000   Monsanto Company,
                6.600% due 12/01/28..........      552,586
    250,000   Nationwide Mutual Insurance,
                7.500% due 02/15/24++........      205,510
    390,000   Neiman Marcus Group, Inc.,
                Senior Notes,
                6.650% due 06/01/08..........      355,922
    250,000   News America , Inc.,
                Debentures,
                7.280% due 06/30/28..........      215,540
    300,000   News America Holdings, Inc.,
                Senior Notes,
                8.500% due 02/15/05..........      308,679
    375,000   Norfolk Southern Corporation,
                Senior Notes,
                6.200% due 04/15/09..........      333,720
    550,000   Northern Trust Company,
                6.625% due 10/01/03..........      537,836
    350,000   Norwest Corporation,
                Medium Term Notes,
                6.125% due 10/15/00..........      349,188

   PRINCIPAL                                      VALUE
    AMOUNT                                       (NOTE 1)
   --------                                      --------
$   190,000   Norwest Financial, Inc.,
                Senior Notes,
                5.625% due 02/03/09..........  $   164,422
    125,000   Phillips Petroleum,
                8.750% due 05/25/10..........      131,678
              PNC Funding Corporation,
                Company Guarantee:
    295,000     6.125% due 02/15/09..........      261,444
    335,000     7.500% due 11/01/09..........      326,015
    425,000   Prime Property Funding II,
                6.800% due 08/15/02++........      415,214
              Procter and Gamble Company:
    990,000     6.600% due 12/15/04..........      970,238
    270,000     6.875% due 09/15/09..........      263,122
    575,000   Prudential Insurance Company,
                8.300% due 07/01/25++........      588,168
    160,000   Raytheon Company,
                8.300% due 03/01/10..........      162,939
    270,000   Raytheon Company, Notes,
                8.200% due 03/01/06++........      273,983
    425,000   Rockwell International
                Corporation, Debentures,
                6.700% due 01/15/28..........      372,869
    535,000   Scotia Pacific Company LLC,
                Collateralized Notes,
                7.710% due 01/20/14..........      374,500
    165,000   Southern Energy, Senior Notes,
                7.900% due 07/15/09++........      150,869
    225,000   State Street Corporation,
                7.650% due 06/15/10..........      224,604
    215,000   Sun Microsystems, Inc.,
                Senior Notes,
                7.650% due 08/15/09..........      211,038
    235,000   Suntrust Banks, Inc.,
                7.750% due 05/01/10..........      233,642
    130,000   Time Warner Entertainment
                Company, Debentures,
                7.250% due 09/01/08..........      125,737
     90,000   Time Warner, Inc.,
                Company Guarantee,
                6.625% due 05/15/29..........       74,289
    235,000   Times Mirror Company,
                7.450% due 10/15/09..........      230,735
    290,000   TRW, Inc.,
                8.750% due 05/15/06..........      296,319
    355,000   United Parcel Service,
                Debentures,
                8.375% due 04/01/20..........      380,851
    535,000   United Technologies Corporation,
                6.700% due 08/01/28..........      473,700
    524,367   US Airways, Inc.,
                Pass Through Certificates,
                6.850% due 01/30/18..........      465,648
    205,000   US Airways, Pass Thru
                Certificates, Class G,
                8.110% due 02/20/17..........      204,254
    520,000   US West Communications,
                7.625% due 06/09/03..........      518,617
    990,000   Wal-Mart Stores, Inc.,
                Senior Notes,
                6.875% due 08/10/09..........      967,101
    205,000   Washington Mutual, Inc.,
                8.250% due 04/01/10..........      202,670

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                       ENDEAVOR ASSET ALLOCATION PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

PRINCIPAL                                          VALUE
 AMOUNT                                          (NOTE 1)
---------                                        --------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
$   345,000   Washington Mutual, Inc.,
                Company Guarantee,
                8.375% due 06/01/27..........  $   305,891
    885,000   World Financial Properties, Inc.,
                Pass Through Certificates,
                6.950% due 09/01/13++........      813,952
    715,000   WorldCom, Inc.,
                Senior Notes,
                6.950% due 08/15/28..........      631,713
                                               -----------

              Total Corporate Fixed Income
                Securities
                (Cost $38,859,722)...........   36,167,742
                                               -----------

ASSET BACKED SECURITIES -- 3.3%
    384,441   Arcadia Auto Recreation Trust,
                5.900% due 11/15/02..........      383,242
    632,091   Arcadia Automobile Receivables
                Trust,
                6.375% due 01/15/03..........      629,973
    110,289   BankBoston Home Equity Trust,
                6.280% due 11/25/10..........      109,645
    390,859   BMW Vehicle Owner Trust,
                6.160% due 12/25/01..........      389,742
              Centex Home Equity:
    161,773     6.070% due 03/25/18..........      160,673
    298,873     5.910% due 04/25/19..........      295,669
    190,526   ContiMortgage Home Equity
                Loan Trust,
                6.010% due 12/25/13..........      189,240
    222,575   Daimler-Benz Auto Grantor Trust,
                6.050% due 03/31/05..........      221,190
      5,474   Daimler-Benz Vehicle Trust,
                5.230% due 12/20/01..........        5,472
    581,192   EQCC Home Equity Loan Trust,
                6.548% due 04/25/10..........      575,014
    153,561   First Security Auto Grantor
                Trust,
                6.100% due 04/15/03..........      152,896
              First Security Auto Owner Trust:
    118,457     5.492% due 04/15/02..........      118,322
    169,270     5.970% due 04/15/04..........      167,635
    525,000   First USA Credit Card Master
                Trust,
                6.739% due 09/17/03#.........      525,163
              Ford Credit Auto Owner Trust:
    544,674     5.470% due 09/15/01..........      543,138
    761,051     5.770% due 11/15/01..........      758,433
    842,631     6.200% due 04/15/02..........      839,733
    289,466   Green Point Manufactured
                Housing,
                5.780% due 12/15/09..........      286,508
              Green Tree Financial Corporation:
    105,759     5.850% due 11/01/29..........      105,562
    371,755     5.990% due 07/15/30..........      370,477
    579,857     5.510% due 02/01/31..........      577,573
              Green Tree Home Equity Loan
                Trust:
    155,851     6.040% due 06/15/29..........      155,519
    411,426     5.600% due 12/01/30..........      406,925
    358,352   HFC Home Equity Loan,

                6.830% due 12/20/16..........      356,446
    150,264   Honda Auto Receivables Grantor
                Trust,
                5.850% due 02/15/03..........      149,862

   PRINCIPAL                                      VALUE
    AMOUNT                                       (NOTE 1)
   --------                                      --------
$    96,429   Honda Auto Receivables Owner
                Trust,
                5.186% due 06/15/01..........  $    96,314
      1,943   IMC Home Equity Loan Trust,
                6.310% due 12/20/12..........        1,936
    540,000   MBNA Master Credit Card Trust,
                Class A,
                7.350% due 07/16/07..........      544,185
    503,295   MMCA Automobile Trust,
                6.300% due 06/15/02..........      502,097
    325,374   Navistar Financial Corporation
                Owner Trust,
                5.550% due 02/15/02..........      324,316
    546,037   New Holland Equipment
                Receivables Trust,
                6.390% due 10/15/02..........      542,264
              Nissan Auto Receivables Grantor
                Trust:
    110,201     6.150% due 02/15/03..........      109,513
    419,696     5.450% due 04/15/04..........      414,185
    600,000   Peco Energy Trans Trust,
                7.625% due 03/01/10..........      603,219
    656,848   Premier Auto Trust,
                5.820% due 02/08/02..........      654,588
    400,000   Rental Car Finance Corporation,
                6.450% due 08/25/05..........      389,456
    183,978   The Money Store Residential Trust,
                6.480% due 06/15/10..........      183,392
    767,049   Toyota Auto Receivables Owner
                Trust,
                5.800% due 12/17/01..........      765,369
                                               -----------
              Total Asset Backed Securities
                (Cost $13,670,987)...........   13,604,886
                                               -----------

U.S. TREASURY NOTES -- 0.0%
      6,258   3.375% due 01/15/07#...........        6,002
                                               -----------
              Total U.S. Treasury Notes
                (Cost $6,258)................        6,002
                                               -----------

REPURCHASE AGREEMENT -- 4.0%
 16,796,000   Agreement with J.P. Morgan
                Securities, Inc., 6.300% to be
                repurchased at $16,804,818
                on 07/03/00, collateralized by
                $15,141,000 U.S. Treasury Bonds
                7.250%-7.500% due
                05/15/10-11/15/16,
                market value $17,131,941.....   16,796,000
                                               -----------
              Total Repurchase Agreement
                (Cost $16,796,000)...........   16,796,000
                                               -----------

TOTAL INVESTMENTS
   (COST $357,190,886*)..............  107.7%  447,282,550
OTHER ASSETS AND LIABILITIES
   (NET).............................  (7.7)%  (31,936,400)
                                      -------  -----------

NET ASSETS...........................  100.0% $415,346,150
                                      ======= ============

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                       ENDEAVOR ASSET ALLOCATION PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
                                                 (NOTE 1)
                                                 --------
NET ASSETS CONSIST OF:

Undistributed net investment income..........  $  2,986,599
Accumulated net realized gain on investments
  and futures contracts......................    23,149,498
Net unrealized appreciation of investments
  and futures contracts......................    89,861,878
Paid-in capital..............................   299,348,175
                                               ------------
TOTAL NET ASSETS.............................  $415,346,150
                                               ============

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ...............................   $     21.81
                                                ===========
Number of Portfolio shares outstanding.......    19,045,802
                                                ===========
 --------------------
       * Aggregate cost for federal tax purposes.
       + Non-income producing security.
      ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       # Rate represents annualized yield at date of purchase.
      ## Security pledged as collateral for open futures contracts.

Abbreviations:
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                        ENDEAVOR ENHANCED INDEX PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 97.6%
   BASIC INDUSTRY -- 2.2%
     12,900   Air Products and Chemicals, Inc. $   397,481
     32,900   Alcoa, Inc.....................      954,100
      2,900   Allegheny Technologies, Inc....       52,200
      5,800   Dow Chemical Company...........      175,088
      7,800   Fort James Corporation.........      180,375
      2,700   Georgia-Pacific Group..........       70,875
      4,700   IMC Global, Inc................       61,100
     15,800   International Paper Company....      471,037
        800   Nucor Corporation..............       26,550
      6,600   PPG Industries, Inc............      292,462
      7,300   Praxair, Inc...................      273,294
     12,900   Rohm and Haas Company..........      445,050
      8,000   Smurfit-Stone Container
                Corporation+.................      103,000
      1,900   Temple-Inland, Inc.............       79,800
        800   USG Corporation................       24,300
      4,347   Visteon Corporation............       52,706
                                               -----------
                                                 3,659,418
                                               -----------

   BIOTECHNOLOGY -- 0.0%**
        500   Incyte Pharmaceuticals, Inc.+..       41,094
                                               -----------

   CAPITAL GOODS -- 0.8%
     13,600   Caterpillar, Inc...............      460,700
      4,100   Cooper Industries, Inc.........      133,506
      4,800   Eaton Corporation..............      321,600
        300   Emerson Electric Company.......       18,112
        100   Grainger (W.W.), Inc...........        3,081
      2,900   PACCAR, Inc....................      115,094
      8,900   Rockwell International
                Corporation .................      280,350
                                               -----------
                                                 1,332,443
                                               -----------

   CONSUMER STAPLES -- 3.7%
      7,600   Bestfoods......................      526,300
      7,200   Clorox Company.................      322,650
     11,800   Coca-Cola Company..............      677,762
      3,100   General Mills, Inc.............      118,575
     32,000   Gillette Company...............    1,118,000
     10,700   Heinz  (H.J.) Company..........      468,125
     12,300   Kellogg Company................      365,925
        200   Nabisco Holdings Corporation,
                Class A......................       10,500
     32,300   Procter & Gamble Company.......    1,849,175
      4,000   Quaker Oats Company............      300,500
      4,300   Ralston Purina Group...........       85,731
     12,000   Unilever NV, NY Shares.........      516,000
                                               -----------
                                                 6,359,243
                                               -----------

   CYCLICAL -- 1.8%
     39,900   Cendant Corporation+...........      558,600
      7,600   Dana Corporation...............      161,025
     18,800   Delphi Automotive Systems
                Corporation..................      273,775
     33,200   Ford Motor Company.............    1,427,600
      5,900   Goodyear Tire & Rubber Company.      118,000

                                                  VALUE
    SHARES                                       (NOTE 1)
   --------                                      --------
   CYCLICAL -- (CONTINUED)
      5,200   Hasbro, Inc....................   $   78,325
      2,100   International Game Technology..       55,650
      2,100   Johnson Controls, Inc..........      107,756
      4,900   Jones Apparel Group, Inc.+           115,150
     15,700   Mattel, Inc....................      207,044
                                                ----------
                                                 3,102,925
                                                ----------

   DIVERSIFIED OPERATIONS -- 2.9%
     11,200   Eastman Kodak Company..........      666,400
      7,100   Ingersoll-Rand Company.........      285,775
     10,300   Lockheed Martin Corporation....      255,569
      5,200   Parker Hannifin................      178,100
     19,500   Seagram Company, Ltd...........    1,131,000
      7,400   The Williams Companies, Inc....      308,487
     42,600   Tyco International, Ltd........    2,018,175
                                                ----------
                                                 4,843,506
                                                ----------

   DRUGS -- 11.0%
     25,700   Abbott Laboratories............    1,145,256
     11,100   ALZA Corporation+..............      656,287
     25,500   American Home Products
                Corporation..................    1,498,125
     44,200   Bristol-Myers Squibb Company...    2,574,650
      3,600   Forest Laboratories, Inc.+.....      363,600
      1,400   Genzyme Corporation+...........       83,212
      6,700   Johnson & Johnson..............      682,562
     30,100   Lilly (Eli) and Company........    3,006,237
     19,100   Merck & Company, Inc...........    1,463,537
     46,300   Pfizer, Inc....................    2,222,400
     26,200   Pharmacia Corporation..........    1,354,212
     80,700   Philip Morris Companies, Inc...    2,143,594
     26,200   Schering-Plough Corporation....    1,323,100
      2,600   Watson Pharmaceuticals, Inc.+..      139,750
                                                ----------
                                                18,656,522
                                                ----------

   ENERGY -- 6.1%
      1,900   Apache Corporation.............      111,744
      5,400   Baker Hughes, Inc..............      172,800
     11,400   Chevron Corporation............      966,862
      1,900   Columbia Energy Group..........      124,687
     10,100   Conoco, Inc., Class B..........      248,081
        800   Cooper Cameron Corporation+....       52,800
      1,500   Devon Energy Corporation.......       84,281
      2,500   Dynegy Inc., Class A...........      170,781
      5,000   El Paso Natural Gas Company....      254,687
     59,200   Exxon Mobil Corporation........    4,647,200
      3,600   Global Marine, Inc.+...........      101,475
      4,300   PPL Corporation................       94,331
     37,400   Royal Dutch Petroleum Company,
                NY Shares....................    2,302,437
     10,400   Texaco, Inc....................      553,800
      8,700   TXU Corporation................      256,650
      9,100   Union Pacific Resources Group,
                Inc. ........................      200,200
                                                ----------
                                                10,342,816
                                                ----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                        ENDEAVOR ENHANCED INDEX PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
   FINANCIAL SERVICES -- 10.6%
      3,400   Ameritrade Holding Corporation,
                Class A+.....................  $    39,525
      1,400   Associated Banc Corporation....       30,537
     18,800   Associates First Capital
                Corporation, Class A.........      419,475
     16,500   Bank One Corporation...........      438,281
      1,400   Banknorth Group, Inc...........       21,437
      3,300   Bear Stearns Companies, Inc....      137,362
        100   Capital One Financial Corporation      4,462
      6,200   Charter One Financial, Inc.          142,600
      3,300   Chase Manhattan Corporation (The)    152,006
      7,200   CIT Group, Inc., Class A.......      117,000
     61,800   Citigroup, Inc.................    3,723,450
      3,600   Comerica, Inc..................      161,550
      5,000   Dime Bancorp, Inc..............       78,750
      8,300   E*TRADE Group, Inc.+*..........      136,950
      1,600   A. G. Edwards, Inc.............       62,400
     22,400   Fannie Mae.....................    1,169,000
      2,100   First Merit Corporation........       44,887
      3,600   First Tennessee National
                Corporation .................       59,625
     28,100   First Union Corporation........      697,231
     15,400   Firstar Corporation............      324,362
     20,700   FleetBoston Financial Corporation    703,800
      6,800   Franklin Resources, Inc........      206,550
     19,700   Freddie Mac....................      797,850
      3,500   Golden West Financial Corporation    142,844
     12,500   Goldman Sachs Group, Inc.......    1,185,937
      3,500   GreenPoint Financial Corporation      65,625
      3,700   Hibernia Corporation, Class A..       40,237
     14,200   John Hancock Financial Services+     336,362
     13,600   KeyCorp........................      239,700
      3,400   Lehman Brothers Holdings, Inc..      321,512
      9,900   Lincoln National Corporation...      357,637
      3,400   Marshall & Ilsley Corporation..      141,100
      1,600   Mercantile Bankshares Corporation     47,700
     11,000   Merrill Lynch & Company........    1,265,000
      7,600   Morgan Stanley Dean Witter
                & Company....................      632,700
      5,400   North Fork Bancorporation, Inc.       81,675
        800   Pacific Century Financial
                Corporation..................       11,700
      2,900   Paine Webber Group, Inc........      131,950
      6,600   PNC Bank Corporation...........      309,375
      3,400   Providian Financial Corporation      306,000
      4,400   Regions Financial Corporation..       87,450
     38,101   Schwab (Charles) Corporation...    1,281,146
      5,100   Southtrust Corporation.........      115,387
      3,800   Sovereign Bancorp, Inc.........       26,719
      3,900   Summit Bancorp.................       96,038
      1,900   TCF Financial Corporation......       48,806
     10,600   TD Waterhouse Group+...........      183,513
      6,200   Torchmark Corporation..........      153,063
     18,400   U.S. Bancorp...................      354,200
     12,000   Washington Mutual, Inc.........      346,500
                                               -----------
                                                17,978,966
                                               -----------

                                                  VALUE
    SHARES                                       (NOTE 1)
    ------                                       --------
   HEALTH SERVICES -- 1.9%
      5,600   Aetna, Inc.....................  $   359,450
        400   Baxter International, Inc......       28,125
     12,300   Becton, Dickinson and Company..      352,856
      5,400   CIGNA Corporation..............      504,900
      1,100   C.R. Bard, Inc.................       52,938
        600   Guidant Corporation+...........       29,700
     11,600   HCA-Healthcare Company.........      352,350
        800   Human Genome Sciences, Inc.+...      106,700
     11,300   Medtronic, Inc.................      562,881
        500   PE Corporation-PE
                Biosystems Group.............       32,938
      5,400   St. Jude Medical, Inc.+........      247,725
     13,400   Tenet Healthcare Corporation+..      361,800
        200   United Healthcare Corporation..       17,150
      4,200   Wellpoint Health Networks, Inc.+     304,238
                                               -----------
                                                 3,313,751
                                               -----------

   INSURANCE -- 2.2%
     38,200   Allstate Corporation+..........      849,950
      3,500   AMBAC, Inc.....................      191,844
      6,100   American International Group, Inc.   716,750
      2,100   Aon Corporation................       65,231
     15,400   AXA Financial, Inc.............      523,600
        300   Financial Security Assurance
                Holdings, Ltd................       22,763
      8,600   Hartford Financial Services
                Group, Inc...................      481,063
      4,900   MBIA, Inc......................      236,119
     30,900   Metlife, Inc...................      650,831
                                               -----------
                                                 3,738,151
                                               -----------

   PAPER AND ALLIED PRODUCTS -- 0.3%
      7,700   Kimberly-Clark Corporation.....      441,788
                                               -----------

   RETAIL -- 6.0%
      5,000   Circuit City Stores-Circuit City
                Group........................      165,938
      2,500   Estee Lauder Companies, Inc.,
                Class A......................      123,594
      6,800   Federated Department Stores,
                Inc.+ .......................      229,500
     27,500   Gap Stores, Inc................      859,375
     15,900   General Motors Corporation.....      923,194
     21,900   Home Depot, Inc................    1,093,631
     26,100   Kroger Company+................      575,831
     12,000   Limited, Inc...................      259,500
     10,400   Lowe's Companies Inc...........      427,050
     10,700   May Department Stores Company..      256,800
      1,200   Nordstrom, Inc.................       28,950
      7,200   J. C. Penney Company, Inc.           132,750
      1,000   Safeway, Inc.+.................       45,125
      9,200   Sears Roebuck & Company........      300,150
     14,200   Target Corporation.............      823,600
     10,100   TJX Companies, Inc.............      189,375
     65,100   Wal-Mart Stores, Inc...........    3,751,388
                                               -----------
                                                10,185,751
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                        ENDEAVOR ENHANCED INDEX PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
   SERVICES -- 4.4%
     45,300   America Online, Inc.+..........  $ 2,389,575
     18,400   Comcast Corporation, Class A...      745,200
      6,400   Fox Entertainment Group, Inc.,
                Class A+.....................      194,400
     13,600   Gannett Company, Inc...........      813,450
      2,500   Knight Ridder, Inc.............      132,969
      7,600   Marriott International, Inc.,
                Class A......................      274,075
     20,200   McDonald's Corporation.........      665,338
        800   New York Times Company, Class A       31,600
      7,400   Starwood Hotels and Resorts
                Worldwide, Inc...............      240,963
     25,600   Time Warner, Inc...............    1,945,600
                                               -----------
                                                 7,433,170
                                               -----------

   TECHNOLOGY -- 27.3%
      2,100   Adobe Systems, Inc.............      273,000
      3,300   Advanced Micro Devices, Inc....      254,925
      6,600   Agilent Technologies, Inc......      486,750
      2,400   Altera Corporation.............      244,650
      7,600   Apple Computer, Inc.+..........      398,050
     17,300   Applied Materials, Inc.+.......    1,567,813
        700   Autodesk, Inc..................       24,281
      5,200   BMC Software, Inc.+............      189,719
      4,500   Citrix Systems, Inc.+..........       85,219
     27,100   Compaq Computer Corporation....      692,744
     14,300   Computer Associates
                International, Inc...........      731,981
      2,100   Corning, Inc...................      566,737
     32,700   Dell Computer Corporation+.....    1,612,519
      3,000   DoubleClick, Inc.+.............      114,375
      6,000   Electronic Data Systems
                Corporation..................      247,500
     10,600   EMC Corporation+...............      815,538
    130,000   General Electric Company.......    6,890,000
     14,600   Hewlett-Packard Company........    1,823,175
     31,100   Honeywell International, Inc...    1,047,681
     57,300   Intel Corporation..............    7,660,294
      9,400   International Business Machines
                Corporation..................    1,029,888
      3,800   ITT Industries, Inc............      115,425
        100   JDS Uniphase Corporation.......       11,988
      1,200   Lattice Semiconductor Corporation     82,950
      3,000   Lexmark International Group, Inc.,
                Class A+.....................      201,750
     92,800   Microsoft Corporation+.........    7,424,000
     46,800   Motorola, Inc..................    1,360,125
      4,100   National Semiconductor
                Corporation+.................      232,675
      2,400   Network Associates, Inc.+......       48,900
     16,800   Oracle Corporation+............    1,412,250
      3,300   QUALCOMM, Inc.+................      198,000
      8,100   Seagate Technology, Inc.+......      445,500
      4,500   Siebel Systems, Inc.+..........      736,031
     37,000   Sun Microsystems, Inc.+........    3,364,688
      1,300   Symantec Corporation+..........       70,119
     36,200   Texas Instruments, Inc.........    2,486,488

                                                  VALUE
    SHARES                                       (NOTE 1)
    ------                                       --------
   TECHNOLOGY -- (CONTINUED)
      3,200   TIBCO Software, Inc............  $   343,150
      5,300   VERITAS Software Corporation...      598,983
      3,500   Xerox Corporation..............       72,625
      3,900   Yahoo!, Inc.+..................      483,113
                                               -----------
                                                46,445,599
                                               -----------

   TELEPHONE -- 14.5%
      2,000   Allegiance Telecommunication,
                Inc.+........................      128,000
      4,000   ALLTEL Corporation.............      247,750
     52,495   AT&T Corporation...............    1,660,154
     14,800   AT&T Corporation - Liberty Media
                Group, Class A+..............      358,900
     19,900   Bell Atlantic Corporation......    1,011,169
    119,000   Cisco Systems, Inc.+...........    7,563,938
     21,300   Global Crossing, Ltd.+.........      560,456
     23,900   GTE Corporation................    1,487,775
      3,900   Level 3 Communications, Inc.+..      343,200
     14,000   Lucent Technologies, Inc.......      829,500
     65,400   Nortel Networks Corporation....    4,463,550
     59,100   SBC Communications, Inc........    2,556,075
      3,600   Sprint Corporation (PCS Group)+      214,200
      9,600   Tellabs, Inc...................      657,000
      1,300   US West, Inc...................      111,475
     52,700   Worldcom, Inc..................    2,417,613
                                               -----------
                                                24,610,755
                                               -----------

   TRANSPORTATION -- 0.5%
     13,400   Burlington Northern Santa Fe
                Corporation..................      307,363
        400   C.H. Robinson Worldwide, Inc...       19,800
      4,300   CSX Corporation................       91,106
      7,100   Norfolk Southern Corporation...      105,613
      1,100   Northwest Airlines Corporation+       33,481
      9,500   Union Pacific Corporation......      353,281
                                               -----------
                                                   910,644
                                               -----------

   UTILITIES -- 1.4%
      1,300   Allegheny Energy, Inc..........       35,588
      4,900   Cinergy Corporation............      124,644
      3,300   CMS Energy Corporation.........       73,013
      5,700   Consolidated Edison............      168,863
      9,200   C P & L Energy, Inc............      293,825
      5,900   Dominion Resources, Inc........      252,963
      5,500   DTE Energy Company.............      168,094
     10,100   Edison International...........      207,050
      6,600   Entergy Corporation............      179,438
      5,500   FPL Group, Inc.................      272,250
      3,900   GPU, Inc.......................      105,544
      3,700   Nisource, Inc..................       68,913
     11,800   PG&E Corporation...............      290,575
      2,600   Pinnacle West Capital Corporation     88,075
      3,400   Wisconsin Energy Corporation...       67,363
                                               -----------
                                                 2,396,198
                                               -----------
              Total Common Stock
                (Cost $152,661,241)..........  165,792,740
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                        ENDEAVOR ENHANCED INDEX PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

   PRINCIPAL                                      VALUE
    AMOUNT                                       (NOTE 1)
   --------                                      --------
U.S. TREASURY OBLIGATIONS -- 2.7%
   U.S. TREASURY BILLS -- 2.5%
$ 2,700,000    5.555% due 08/03/00#..........  $ 2,686,544
    718,000    5.004% due 07/13/00#..........      716,832
    936,000    5.368% due 07/20/00#..........      933,401
                                               -----------
                                                 4,336,777
                                               -----------

   U.S. TREASURY NOTES -- 0.2%
    300,000    5.625% due 02/28/01##.........      298,500
                                               -----------

              Total U.S. Treasury Obligations
                (Cost $4,635,501)............    4,635,277
                                               -----------

TOTAL INVESTMENTS
   (COST $157,296,742*)..............  100.3%   170,428,017
OTHER ASSETS AND LIABILITIES
   (NET).............................  (0.3)%      (497,900)
                                      -------   -----------
NET ASSETS...........................  100.0%  $169,930,117
                                      =======  ============

NET ASSETS CONSIST OF:
Undistributed net investment income..........  $   496,394
Distributions in excess of net realized gains
  on investments and futures contracts.......   (1,206,036)
Net unrealized appreciation of investments and
  futures contracts..........................   13,084,946
Paid-in capital..............................  157,554,813
                                              ------------
TOTAL NET ASSETS............................. $169,930,117
                                              ============

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ............................... $      16.65
                                              ============
Number of Portfolio shares outstanding.......   10,206,910
                                              ============
 -------------------
       * Aggregate cost for federal tax purposes.
      ** Amount represents less than 0.1%.
       + Non-income producing security.
       # Rate represents annualized yield at date of purchase.
      ## Security pledged as collateral for open futures contracts.

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                          ENDEAVOR HIGH YIELD PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 ---------                                       --------
CORPORATE FIXED INCOME SECURITIES -- 89.2%
   AEROSPACE AND DEFENSE -- 0.5%
$   125,000   BE Aerospace,
                Senior Subordinate Notes,
                8.000% due 03/01/08..........  $   105,625
                                               -----------

   AUTOMOTIVES -- 1.5%
              Hayes Lemmerz International,
                Inc., Company Guarantees:
     45,000     11.000% due 07/15/06.........       44,212
    100,000     9.125% due 07/15/07..........       89,250
     50,000   Oxford Automotive, Inc.,
                Company Guarantee,
                10.125% due 06/15/07.........       43,500
    180,000   Williams Scotsman, Inc.,
                Company Guarantee,
                9.875% due 06/01/07..........      162,000
                                               -----------
                                                   338,962
                                               -----------

   BROADCASTING AND MEDIA -- 14.8%
     75,000   Acme Television, Company
                Guarantee,
                10.875% due 09/30/04.........       71,625
              Adelphia Communications,
                Senior Notes:
    150,000     8.375% due 02/01/08..........      132,000
     30,000     9.375% due 11/15/09..........       27,750
    100,000   Albritton Communication, Inc.,
                Senior Subordinate Notes,
                8.875% due 02/01/08..........       91,500
     50,000   Avalon Cable Holdings, LLP,
                Senior Discount Notes,
                11.875% due 12/01/08^........       32,500
    150,000   Benedek Communications
                Corporation, Senior Discount
                Notes,
                13.250% due 05/15/06^........      117,000
    125,000   Callahan Nordrhein,
                14.000% due 07/15/10++.......      125,225
    100,000   Chancellor Media Corporation,
                Company Guarantee,
                8.750% due 06/15/07..........      100,125
    325,000   Chancellor Media Corporation,
                Senior Notes,
                8.000% due 11/01/08..........      326,219
              Charter Communications Holdings
                LLC, Senior Notes,
    110,000     9.920% due 04/01/11++........       62,425
    250,000     8.250% due 04/01/07++........      220,625
    125,000   Citadel Broadcasting Company,
                9.250% due 11/15/08..........      121,875
     50,000   CSC Holdings, Inc.,
                Senior Subordinate Notes,
                9.250% due 11/01/05..........       50,250
    100,000   Cumulus Media, Inc.,
                Company Guarantee,
                10.375% due 07/01/08.........       84,500
    200,000   Echostar DBS Corporation,
                Senior Notes,
                9.375% due 02/01/09++........      193,000

   PRINCIPAL                                      VALUE
    AMOUNT                                       (NOTE 1)
   --------                                      --------
   BROADCASTING AND MEDIA -- (CONTINUED)
$    90,000   Fox/Liberty Networks LLC,
                Senior Notes,
                8.875% due 08/15/07..........  $    89,550
    175,000   Frontiervision LP, Senior Notes,
                11.000% due 10/15/06.........      176,750
              Granite Broadcasting Corporation,
                Senior Subordinate Notes:
      9,000     10.375% due 05/15/05.........        8,550
     50,000     8.875% due 05/15/08..........       42,250
     90,000   Hollinger International
                Publishing, Company Guarantee,
                9.250% due 03/15/07..........       88,650
              Lenfest Communications,
                Senior Subordinate Notes:
     75,000     10.500% due 06/15/06.........       82,875
     50,000     8.250% due 02/15/08..........       49,644
    315,000   Lin Holdings Corporation,
                Senior Discount Notes,
                10.000% due 03/01/08.........      204,750
    190,000   Paxson Communications
                Corporation,
                Senior Subordinate Notes,
                11.625% due 10/01/02.........      194,275
     75,000   Satelites Mexicanos S.A.,
                Senior Notes,
                10.125% due 11/01/04.........       50,344
    125,000   Telemundo Holdings, Inc.,
                Senior Discount Notes,
                11.500% due 08/15/08^........       86,250
              Telewest Communications Plc,
                Senior Notes:
     75,000     11.375% due 02/01/10++.......       40,125
     20,000     9.875% due 02/01/10++........       18,600
    125,000   Time Warner Telecom LLC,
                Senior Notes,
                9.750% due 07/15/08..........      120,937
    245,000   UnitedGlobalCom, Inc.,
                Senior Discount Notes,
                10.750% due 02/15/08^........      164,150
    105,000   XM Satellite Radio, Inc.,
                14.000% due 03/15/10.........       92,400
     50,000   Young Broadcasting Inc.,
                Company Guarantee,
                8.750% due 06/15/07..........       45,750
                                               -----------
                                                 3,312,469
                                               -----------

   BUILDING AND CONSTRUCTION -- 1.7%
    150,000   Formica Corporation,
                Senior Subordinate Notes,
                10.875% due 03/01/09++.......      117,000
     80,000   MMI Products, Inc.,
                Senior Subordinate Notes,
                11.250% due 04/15/07.........       78,800
              Nortek, Inc., Senior Notes:
    140,000     9.250% due 03/15/07..........      130,900
     30,000     9.875% due 03/01/04..........       28,425
     20,000     8.875% due 08/01/08..........       18,100
                                               -----------
                                                   373,225
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                          ENDEAVOR HIGH YIELD PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)


  PRINCIPAL                                       VALUE
   AMOUNT                                        (NOTE 1)
  --------                                       --------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   CHEMICALS -- 3.1%
$   190,000   Huntsman ICI Chemicals Ltd.
                Liability Corporation,
                10.125% due 07/01/09.........  $   190,950
              Lyondell Chemical Company:
     55,000     9.625% due 05/01/07..........       54,450
     90,000     9.875% due 05/01/07..........       89,100
     50,000     10.875% due 05/01/09.........       49,625
     50,000   NL Industries, Senior Notes,
                11.750% due 10/15/03.........       51,000
     65,000   PCI Chemicals Canada, Inc.,
                Company Guarantee,
                9.250% due 10/15/07..........       42,900
     90,000   Sovereign Specialty Chemicals,
                Senior Subordinate Notes,
                11.875% due 03/15/10++.......       92,700
     50,000   Sterling Chemicals, Inc.,
                Company Guarantee,
                12.375% due 07/15/06++.......       50,750
              Sterling Chemicals, Inc.,
                Senior Subordinate Notes:
     40,000     11.750% due 08/15/06.........       32,400
     50,000     11.250% due 04/01/07.........       39,500
                                               -----------
                                                   693,375
                                               -----------

   COMMERCIAL SERVICES -- 1.6%
     40,000   Allied Waste North America, Inc.,
                Company Guarantee,
                10.000% due 08/01/09++.......       33,800
     60,000   Allied Waste North America, Inc.
                7.625% due 01/01/06..........       52,200
     30,000   Continental Resources,
                Senior Subordinate Notes,
                10.250% due 08/01/08.........       26,400
     80,000   Iron Mountain, Inc.,
                Company Guarantee,
                8.750% due 09/30/09..........       73,600
    100,000   Pierce Leahy Corporation,
                Senior Subordinate Notes,
                9.125% due 07/15/07..........       94,000
              World Color Press, Inc.,
                Senior Subordinate Notes:
     75,000     8.375% due 11/15/08..........       72,451
      5,000     7.750% due 02/15/09..........        4,624
                                               -----------
                                                   357,075
                                               -----------

   COMPUTER SERVICE AND SOFTWARE -- 2.7%
     75,000   Anacomp, Inc.,
                Senior Subordinate Notes,
                10.875% due 04/01/04.........       46,500
              Exodus Communications Inc.,
                Senior Notes:
     25,000     10.750% due 12/15/09.........       24,125
    100,000     11.250% due 07/01/08.........       99,000
     95,000   Globix Corporation,
                12.500% due 02/01/10.........       78,850
     65,000   Northpoint Communications
                Group, Inc.,
                12.875% due 02/15/10++.......       46,800

   PRINCIPAL                                      VALUE
    AMOUNT                                       (NOTE 1)
   --------                                      --------
   COMPUTER SERVICE AND SOFTWARE -- (CONTINUED)
              PSINet, Inc., Senior Notes:
$    40,000     11.500% due 11/01/08++.......  $    37,600
    200,000     11.000% due 08/01/09++.......      185,000
     25,000     10.500% due 12/01/06.........       23,625
     65,000   Verio, Inc., Senior Notes,
                10.375% due 04/01/05.........       68,250
                                               -----------
                                                   609,750
                                               -----------

   CONSUMER GOODS -- 0.6%
     40,000   Fage Dairy Industries S.A.,
                Senior Notes,
                9.000% due 02/01/07..........       32,200
    100,000   Sealy Mattress Company,
                Senior Subordinate Notes,
                9.875% due 12/15/07..........       95,500
                                               -----------
                                                   127,700
                                               -----------

   CONTAINERS -- 3.2%
    110,000   Ball Corporation,
                Company Guarantee,
                8.250% due 08/01/08..........      103,400
              Gaylord Container Corporation,
                Senior Notes:
    175,000     9.750% due 06/15/07..........      136,500
     85,000     9.875% due 02/15/08..........       55,250
     40,000   Huntsman Packaging-Unit,
                13.000% due 06/01/10++.......       40,000
    175,000   Riverwood International,
                Company Guarantee,
                10.250% due 04/01/06.........      166,250
    120,000   Silgan Holdings, Inc.,
                Senior Subordinate Debentures,
                9.000% due 06/01/09..........      113,400
     90,000   U.S. Can Corporation,
                Company Guarantee,
                10.125% due 10/15/06.........       92,025
                                               -----------
                                                   706,825
                                               -----------

   EDUCATIONAL -- 0.6%
    150,000   Kindercare Learning Centers, Inc.,
                Senior Subordinate Notes,
                9.500% due 02/15/09..........      138,000
                                               -----------

   ENERGY -- 0.4%

    100,000   NRG South Central, LLC,
                Senior Notes,

                8.962% due 03/15/16++........      100,852
                                               -----------

   ENGINEERING AND TECHNOLOGY -- 2.4%
    135,000   Applied Extrusion Technology,
                Senior Notes,
                11.500% due 04/01/02.........      136,012
    100,000   Argo-Tech Corporation,
                Company Guarantee,
                8.625% due 10/01/07..........       70,000
    215,000   Building Materials Corporation,
                Senior Notes,
                8.625% due 12/15/06..........      178,987


                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                          ENDEAVOR HIGH YIELD PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)


 PRINCIPAL                                       VALUE
  AMOUNT                                        (NOTE 1)
 ---------                                      --------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   ENGINEERING AND TECHNOLOGY -- (CONTINUED)
$    80,000   General Binding Corporation,
                Company Guarantee,
                9.375% due 06/01/08..........  $    52,000
    100,000   Moog, Inc.,
                Senior Subordinate Notes,
                10.000% due 05/01/06.........       99,500
                                               -----------
                                                   536,499
                                               -----------

   ENTERTAINMENT AND LEISURE -- 6.7%
    160,000   Argosy Gaming Company,
                Company Guarantee,
                10.750% due 06/01/09.........      166,000
    150,000   Boyd Gaming Corporation,
                Senior Subordinate Notes,
                9.500% due 07/15/07..........      144,000
     15,000   Eldorado Resorts LLC,
                Senior Subordinate Notes,
                10.500% due 08/15/06.........       14,962
     90,000   Hollywood Park, Inc.,
                Senior Subordinate Notes,
                9.250% due 02/15/07..........       89,550
    110,000   Horseshoe Gaming Holdings,
                Company Guarantee,
                8.625% due 05/15/09..........      103,400
    160,000   Isle of Capri Casinos,
                Company Guarantee,
                8.750% due 04/15/09..........      148,800
    160,000   MGM Grand, Inc.,
                9.750% due 06/01/07..........      162,400
    150,000   Park Place Entertainment,
                Senior Subordinate Notes,
                7.875% due 12/15/05..........      141,000
    125,000   Station Casinos,
                Senior Subordinate Notes,
                8.875% due 12/01/08..........      119,062
    185,000   Unicom Corporation,
                8.450% due 12/01/08..........      171,125
    200,000   United Pan Europ Comm NV,
                10.875% due 08/01/09.........      174,000
     80,000   United Pan Europ Comm, Series B,
                11.250% due 02/01/10.........       69,400
                                               -----------
                                                 1,503,699
                                               -----------

   FINANCIAL -- 1.5%
     40,000   Madison River Financial,
                Senior Notes,
                13.250% due 03/01/10++.......       36,000
    195,000   Ono Finance Plc,
                Company Guarantee,
                13.000% due 05/01/09^........      185,250
    125,000   Willis Corroon Corporation,
                Senior Subordinate Notes,
                9.000% due 02/01/09..........      105,000
                                               -----------
                                                   326,250
                                               -----------

   INDUSTRIAL -- 5.9%
    200,000   American Standard Companies, Inc.,
                Company Guarantee,
                7.375% due 02/01/08..........      181,500
    125,000   Blount, Inc.
                13.000% due 08/01/09.........      127,500

   PRINCIPAL                                      VALUE
    AMOUNT                                       (NOTE 1)
   --------                                      --------
   INDUSTRIAL -- (CONTINUED)
$    75,000   Completel Europe NV,
                Company Guarantee,
                14.000% due 02/15/09.........  $    37,500
     75,000   International Knife & Saw, Inc.,
                Senior Notes,
                11.375% due 11/15/06.........       39,000
    100,000   Jorgensen (Earle M.) Company,
                Senior Notes,
                9.500% due 04/01/05..........       92,750
    175,000   K & F Industries,
                Senior Subordinate Notes,
                9.250% due 10/15/07..........      165,375
    100,000   Metal Management, Inc.,
                Company Guarantee,
                10.000% due 05/15/08.........       55,000
     85,000   Numatics, Inc.,
                Company Guarantee,
                9.625% due 04/01/08..........       68,000
     95,000   P&L Coal Holdings Corporation,
                8.875% due 05/15/08..........       88,350
     50,000   Polymer Group, Inc.,
                Company Guarantee,
                9.000% due 07/01/07..........       42,500
     85,000   Simonds Industries,
                Company Guarantee,
                10.250% due 07/01/08.........       70,231
              Spectrasite Holdings, Inc.,
                Senior Discount Notes:
    150,000     11.250% due 04/15/09^........       88,500
     55,000     12.000% due 07/15/08^++......       38,225
     82,500   Synthetic Industries, Inc.,
                13.000% due 12/13/00.........       81,262
     50,000   Thermadyne Holdings Corporation,
                Company Guarantee,
                9.875% due 06/01/08..........       38,437
     85,000   Thermadyne Holdings Corporation,
                Debentures,
                12.500% due 06/01/08^........       30,600
     75,000   US Timberlands, Senior Notes,
                9.625% due 11/15/07..........       66,000
                                               -----------
                                                 1,310,730
                                               -----------

   INTERNET SOFTWARE -- 0.9%
    135,000   Kappa Beheer BV,
                10.625% due 07/15/09.........      137,700
     50,000   Verio, Inc., Senior Notes,
                10.625% due 11/15/09.........       55,437
                                               -----------
                                                   193,137
                                               -----------

   MACHINERY AND MATERIAL HANDLING -- 1.0%
     25,000   Alaris Medical, Inc.,
                Senior Discount Notes,
                11.125% due 08/01/08^........        3,812
              Buckeye Technologies, Inc.,
                Senior Subordinate Notes:
     35,000     8.500% due 12/15/05..........       33,512
    100,000     8.000% due 10/15/10..........       90,750
     85,000   Columbus McKinnon Corporation,
                Company Guarantee,
                8.500% due 04/01/08..........       73,950
     35,000   Motors and Gears, Inc., Senior
                Notes,
                10.750% due 11/15/06.........       33,688
                                               -----------
                                                   235,712
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                          ENDEAVOR HIGH YIELD PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

  PRINCIPAL                                       VALUE
   AMOUNT                                        (NOTE 1)
  --------                                       --------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   MEDICAL SERVICES AND SUPPLIES -- 1.5%
$   100,000   Alaris Medical Systems, Inc.,
                9.750% due 12/01/06..........  $    66,000
    100,000   Prime Medical Services, Inc.,
                Company Guarantee,
                8.750% due 04/01/08..........       83,000
    200,000   Tenet Healthcare Corporation,
                Senior Notes,
                8.000% due 01/15/05..........      192,000
                                               -----------
                                                   341,000
                                               -----------

   OIL AND GAS -- 5.5%
    220,000   Chesapeake Energy Corporation,
                Company Guarantee,
                9.625% due 05/01/05..........      215,050
     25,000   Clark R&M, Inc.,
                Senior Notes,
                8.625% due 08/15/08..........       19,625
    100,000   Forest Oil Corporation,
                Company Guarantee,
                10.500% due 01/15/06.........      101,750
    125,000   Gulfmark Offshore, Inc.
                8.750% due 06/01/08..........      115,938
    100,000   HS Resources, Inc.,
                Company Guarantee,
                9.250% due 11/15/06..........       98,000
     50,000   HS Resources, Inc.,
                Senior Subordinate Notes,
                9.250% due 11/15/06..........       48,625
     50,000   International Utility Structures,
                Inc., Senior Subordinate Notes,
                10.750% due 02/01/08.........       41,000
    190,000   Ocean Energy, Inc.,
                Company Guarantee,
                8.875% due 07/15/07..........      189,050
    200,000   P&L Coal Holdings Corporation
                Company Guarantee,
                9.625% due 05/15/08..........      185,500
     95,000   Pioneer Natural Resources
                9.625% due 04/01/10..........       97,850
     15,000   Pride International, Inc.,
                Senior Notes,
                10.000% due 06/01/09.........       15,450
    100,000   R&B Falcon Corporation
                9.500% due 12/15/08..........      100,500
                                               -----------
                                                 1,228,338
                                               -----------

   RESTAURANTS AND LODGING -- 1.8%
    175,000   Aztar Corporation,
                Senior Subordinate Notes,
                8.875% due 05/15/07..........      164,500
    150,000   Coast Hotels & Casino,
                Senior Subordinate Notes,
                9.500% due 04/01/09++........      143,250
    100,000   Prime Hospitality Corporation,
                Senior Subordinate Notes,
                9.750% due 04/01/07..........       96,000
                                               -----------
                                                   403,750
                                               -----------

   PRINCIPAL                                      VALUE
    AMOUNT                                       (NOTE 1)
   --------                                      --------
   RETAIL -- 2.6%
$    80,000   Duane Reade, Inc.,
                Company Guarantee,
                9.250% due 02/15/08..........  $    72,300
     75,000   Finlay Enterprises, Inc.,
                Company Guarantee,
                9.000% due 05/01/08..........       67,125
    140,000   J Crew Operating Corporation,
                Senior Subordinate Notes,
                10.375% due 10/15/07.........      121,800
              Jitney-Jungle Stores of America,
                Inc., Company Guarantee:
     65,000     12.000% due 03/01/06.........       14,219
     10,000     10.375% due 09/15/07.........          175
    100,000   Musicland Group,
                Senior Subordinate Notes,
                9.000% due 06/15/03..........       91,000
     45,000   Pathmark Stores, Inc.,
                Senior Subordinate Notes,
                11.625% due 06/15/02.........       13,950
     25,000   Polaroid Corporation
                11.500% due 02/15/06.........       25,937
    120,000   Samsonite Corporation,
                Senior Subordinate Notes,
                10.750% due 06/15/08.........       99,900
     75,000   Southland Corporation,
                Senior Subordinate Debentures
                5.000% due 12/15/03..........       66,585
                                               -----------
                                                   572,991
                                               -----------

   STEEL -- 2.5%
    100,000   AK Steel Corporation, Senior
                Notes,
                9.125% due 12/15/06..........       95,750
     85,000   Commonwealth Aluminum,
                Senior Subordinate Notes,
                10.750% due 10/01/06++.......       84,150
    165,000   Kaiser Aluminum & Chemical
                Corporation, Senior Notes,
                9.875% due 02/15/02..........      158,400
     50,000   NS Group, Inc.,
                Senior Notes,
                13.500% due 07/15/03.........       51,375
    100,000   Russell Metals, Inc., Units,
                10.000% due 06/01/09.........       95,125
     70,000   WCI Steel, Inc.,
                Senior Notes,
                10.000% due 12/01/04.........       66,325
                                               -----------
                                                   551,125
                                               -----------

   TELEPHONE AND COMMUNICATIONS -- 25.5%
              Allegiance Telecom, Inc.,
                Senior Discount Notes,
    135,000     12.875% due 05/15/08.........      146,138
    140,000     11.750% due 02/15/08^........      101,500
    115,000   AMSC Acquisition Company, Inc.,
                Company Guarantee,
                12.250% due 04/01/08.........       89,700
    175,000   Centennial Cellular,
                Senior Subordinate Notes,
                10.750% due 12/15/08++.......      169,969

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                          ENDEAVOR HIGH YIELD PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)


 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 ---------                                       --------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   TELEPHONE AND COMMUNICATIONS -- (CONTINUED)
$    60,000   Classic Cable, Inc.
                10.500% due 03/01/10.........  $    55,200
    250,000   Colt Telecom Group Plc,
                Senior Discount Notes,
                12.000% due 12/15/06^........      220,313
    210,000   Crown Castle International
                Corporation, Senior Notes,
                10.750% due 08/01/11.........      212,100
     65,000   Dobson Communication Corporation,
                Senior Notes,
                10.875% due 07/01/10++.......       65,163
              Dolphin Telecom Plc,
                Senior Discount Notes:
     10,000     14.000% due 05/15/09++.......        3,300
    125,000     11.500% due 06/01/08^++......       39,375
     85,000   Energis Plc
                9.750% due 06/15/09..........       83,725
    125,000   Esat Telecom Group Plc,
                Senior Notes,
                11.875% due 12/01/08++.......      147,121
     65,000   Esprit Telecom Group Plc,
                Senior Notes,
                10.875% due 06/15/08.........       46,800
    100,000   Exodus Communications
                11.625% due 07/15/10++.......      100,250
              Focal Communications Corporation,
                Senior Notes:
     55,000     12.125% due 02/15/08++.......       37,125
     80,000     11.875% due 01/15/10++.......       80,600
    210,000   Global Crossing Holdings Ltd.,
                Company Guarantee,
                9.625% due 05/15/08..........      204,750
     35,000   Globenet Communications Group
                Ltd., Senior Notes,
                13.000% due 07/15/07++.......       35,350
    200,000   GT Group Telecommunications
                13.250% due 02/01/10^++......      111,000
    100,000   Hermes Europe Railtel BV,
                Senior Notes,
                10.375% due 01/15/09.........       84,000
    140,000   Hyperion Telecommunications,
                Senior Subordinate Notes,
                12.000% due 11/01/07++.......      130,200
    150,000   ICG Holdings, Inc.,
                Company Guarantee,
                12.500% due 05/01/06^........      124,125
    175,000   Insight Midwest L.P./Insight
                Capital, Inc.
                9.750% due 10/01/09..........      171,500
    225,000   Intermedia Communication
                Corporation, Senior Notes,
                8.875% due 11/01/07..........      211,500
     50,000   ITC Deltacom, Inc.,
                Senior Notes,
                11.000% due 06/01/07.........       50,000
     90,000   ITC Deltacom, Inc.,
                Senior Notes,
                9.750% due 11/15/08++........       85,500

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 ---------                                       --------
   TELEPHONE AND COMMUNICATIONS -- (CONTINUED)
$   125,000   Jazztel Plc, Senior Notes,
                14.000% due 04/01/09++.......  $   113,750
              L-3 Communications, Inc.,
                Senior Subordinate Notes:
     25,000     10.750% due 03/15/08.........       22,914
    105,000     10.375% due 05/01/07.........      106,838
    250,000     9.125% due 05/01/08..........      224,375
     75,000   McCaw International, Ltd.
                13.000% due 04/15/07.........       55,125
    170,000   Metromedia Fiber Network,
                Senior Notes,
                10.000% due 11/15/08++.......      167,875
     35,000   Metronet Communications,
                Inc., Senior Note,
                9.950% due 06/15/08^.........       28,453
    155,000   MGC Communications, Inc.,
                Senior Notes,
                13.000% due 04/01/10++.......      144,150
    115,000   Millicom International Cellular,
                Inc., Senior Notes,
                13.500% due 06/01/06^........       98,900
     85,000   MJD Communications, Inc.,
                Senior Subordinate Notes,
                9.500% due 05/01/08..........       75,650
    400,000   Nextel International, Inc.,
                Senior Notes,
                9.950% due 02/15/08..........      293,000
    230,000   Nextlink Communications,
                Senior Notes,
                10.750% due 06/01/09.........      227,125
     25,000   Northeast Optic Network,
                Senior Notes,
                12.750% due 08/15/08.........       23,875
              NTL, Inc., Senior Notes:
    230,000     12.375% due 10/01/08^........      150,650
    200,000     9.750% due 04/01/08^++.......      125,000
     55,000   PTC International Finance II SA,
                11.250% due 12/01/09.........       55,962
     50,000   Rural Cellular Corporation,
                Senior Notes,
                9.625% due 05/15/08..........       48,500
     35,000   Spectrasite Holdings, Inc.
                10.750% due 03/15/10.........       34,825
    190,000   Tele1 Europe B.V., Senior Notes,
                13.000% due 05/15/09.........      192,850
              Telewest Communication Plc
    125,000     9.250% due 04/15/09..........       67,813
     45,000     11.000% due 10/01/07^........       42,863
     40,000     9.625% due 10/01/06..........       37,600
     45,000   Triton PCS, Inc.,
                Company Guarantee,
                11.000% due 05/01/08^........       32,625
    175,000   Versatel Telecom BV, Senior
                Notes,
                13.250% due 05/15/08++.......      178,063
    130,000   Viatel, Inc., Senior Notes,
                12.500% due 04/15/08^........       58,500
    100,000   Voicestream Wire Company
                10.375% due 11/15/09.........      103,000

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                          ENDEAVOR HIGH YIELD PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 ---------                                       --------
CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   TELEPHONE AND COMMUNICATIONS -- (CONTINUED)
$    30,000   Western Wireless, Inc.,
                Senior Notes,
                10.500% due 02/01/07.........  $    30,600
    180,000   Worldwide Fiber, Inc.,
                12.000% due 08/01/09.........      170,100
                                               -----------
                                                 5,717,285
                                               -----------
   TEXTILES AND HOME FURNISHINGS -- 0.7%
    145,000   Simmons Company, Senior Notes,
                10.250% due 03/15/09.........      129,775
     45,000   Westpoint Stevens, Inc.,
                Senior Notes,
                7.875% due 06/15/05^.........       37,575
                                               -----------
                                                   167,350
                                               -----------
              Total Corporate Fixed
                Income Securities
                (Cost $21,164,508)...........   19,951,724
                                               -----------

AGENCY SECURITIES -- 6.7%

  1,500,000   Federal Home Loan Mortgage
                Corporation (FHLMC)
                6.086% due 07/03/00#.........    1,499,453
                                               -----------
              Total Agency Securities
                (Cost $1,499,453)............    1,499,453
                                               -----------
   SHARES
   ------
COMMON STOCK -- 0.5%
      3,750   Completel Europe NV+...........       45,000
      1,309   Versatel Telecom International NV,
                ADR+.........................       56,451
        537   Viatel, Inc.+..................       15,338
                                               -----------
              Total Common Stock
                (Cost $1,530)................      116,789
                                               -----------

PREFERRED STOCK -- 1.7%
     60,358   Crown Castle International
                Corporation,
                12.750% due 12/15/10.........       60,962
    138,500   CSC Holdings, Inc.,
                Series M,
                11.125% due 04/01/08.........      145,425
     50,000   Global Crossing Holdings Ltd.,
                10.500% due 12/01/08.........       48,250
      1,400   Primedia, Inc., Series H,
                8.625% due 04/01/10..........      120,400
                                               -----------
              Total Preferred Stock
                (Cost $381,991)..............      375,037
                                               -----------

    SHARES
    ------
WARRANTS -- 0.2%
        115   Motient Corporation,
                Expire 3/31/08++.............  $     4,600
        145   Jazztel Plc,
                Expire 04/01/09+.............       13,413
        170   Ono Finance Plc,
                Expire 05/31/09+.............       25,458
                                               -----------
              Total Warrants
                (Cost $21,695)...............       43,471
                                               -----------

TOTAL INVESTMENTS
   (COST $23,069,177*)...............   98.3%   21,986,474
OTHER ASSETS AND LIABILITIES
   (NET).............................    1.7%      381,855
                                      -------  -----------
NET ASSETS...........................  100.0%  $22,368,329
                                      =======  ===========

NET ASSETS CONSIST OF:
Undistributed net investment income..........  $   790,823
Accumulated net realized loss on investments.     (256,710)
Net unrealized depreciation of investments...   (1,082,703)
Paid-in capital..............................   22,916,919
                                               -----------


TOTAL NET ASSETS.............................  $22,368,329
                                               ===========

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ...............................  $      9.63
                                               ===========

Number of Portfolio shares outstanding.......    2,323,835
                                               ===========
--------------------
       * Aggregate cost for federal tax purposes.
       # Rate represents annualized yield at date of purchase.
       + Non-income producing security.
      ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       ^ Zero coupon security as of June 30, 2000. The coupon shown is the set-up rate.

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                         ENDEAVOR JANUS GROWTH PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 92.2%
 BROADCASTING AND MEDIA -- 5.9%
    412,225   AMFM, Inc.+....................  $28,443,525
    850,398   AT&T Corporation - Liberty Media
                Group, Class A+..............   20,622,151
    226,840   Viacom, Inc., Class B+.........   15,467,652
                                               -----------
                                                64,533,328
                                               -----------

 COMPUTER SERVICES AND SOFTWARE -- 18.4%
    482,510   BEA Systems, Inc.+.............   23,854,088
     55,530   Check Point Software
                Technologies Ltd.+...........   11,758,477
  1,158,795   Cisco Systems, Inc.+...........   73,655,907
    187,850   EMC Corporation+...............   14,452,709
    482,726   Microsoft Corporation+.........   38,618,080
    104,740   Sapient Corporation+...........   11,200,634
    246,315   VERITAS Software Corporation+..   27,837,444
                                               -----------
                                               201,377,339
                                               -----------

 DIVERSIFIED OPERATIONS -- 5.7%
  1,180,335   General Electric Company.......   62,557,755
                                               -----------

 DRUGS AND MEDICAL PRODUCTS -- 2.5%
     50,840   Genentech, Inc.+...............    8,744,480
    374,605   Medtronic, Inc.................   18,660,012
                                               -----------
                                                27,404,492
                                               -----------

 ELECTRONICS -- 9.1%
    376,885   Conexant Systems, Inc.+........   18,326,033
    467,607   Lam Research Corporation+......   17,535,262
    462,202   Texas Instruments, Inc.........   31,747,500
    390,162   Xilinx, Inc.+..................   32,212,750
                                               -----------
                                                99,821,545
                                               -----------

 FINANCIAL -- 1.9%
    410,043   American Express Company.......   21,373,491
                                               -----------

 INTERNET SERVICES -- 12.5%
    469,436   Amazon.com, Inc.+..............   17,046,395
    891,604   America Online, Inc.+..........   47,032,111
    379,356   eBay, Inc.+....................   20,603,773
    619,860   Exodus Communications, Inc.+...   28,552,301
    134,982   VeriSign, Inc.+................   23,824,323
                                               -----------
                                               137,058,903
                                               -----------

 OIL AND GAS -- 1.3%
    226,969   Enron Corporation..............   14,639,500
                                               -----------

 RETAIL -- 3.9%
    334,912   Costco Wholesale Corporation+..   11,052,096
    493,212   Home Depot, Inc................   24,629,774
    375,690   Staples, Inc.+.................    5,776,234
     27,155   Starbucks Corporation..........    1,036,982
                                               -----------
                                                42,495,086
                                               -----------

 TELECOMMUNICATIONS -- 31.0%
    276,960   3Com Corporation+..............   15,959,820
    331,496   Comcast Corporation, Class A...   13,425,588


                                                  VALUE
    SHARES                                       (NOTE 1)
    ------                                       --------
 TELECOMMUNICATIONS -- (CONTINUED)
    402,770   EchoStar Communications
                Corporation, Class A......... $  13,335,463
    196,780   JDS Uniphase Corporation+......    23,589,003
    474,090   Nextel Communications,
                Inc., Class A+...............    29,008,382
  1,944,726   Nokia Corporation ADR..........    97,114,755
    289,770   Nortel Networks Corporation....    19,776,803
    227,074   NTL, Inc.+.....................    13,596,041
        695   NTT Mobile Communications
                Network, Inc.................    18,800,603
    133,005   Telefonica S.A., Sponsored ADR.     8,520,633
    328,090   Tellabs, Inc.+.................    22,453,659
    526,431   Time Warner, Inc...............    40,008,756
    577,970   Vodafone Airtouch Plc, ADR.....    23,949,632
                                              -------------
                                                339,539,138
                                              -------------
              Total Common Stock
                (Cost $760,564,847).......... 1,010,800,577
                                              -------------

   PRINCIPAL
    AMOUNT
   --------
AGENCY SECURITIES -- 3.6%
 FEDERAL HOME LOAN BANK (FHLB)-- 3.6%
$10,000,000    6.480% due 07/03/00#..........    9,996,472
 20,000,000    8.839% due 07/20/00#..........   19,934,028
 10,000,000    6.157% due 08/14/00#..........    9,921,289
                                              ------------
                                                39,851,789
                                              ------------
              Total Agency Securities
                (Cost $39,851,789)...........   39,851,789
                                              ------------

COMMERCIAL PAPER -- 4.3%
 46,700,000   Associates Corporation,
                6.850% due 07/03/00..........   46,682,228
                                              ------------
              Total Commercial Paper
                (Cost $46,682,228)...........   46,682,228
                                              ------------

TOTAL INVESTMENTS
   (COST $847,098,864*)............. 100.1%   1,097,334,594
OTHER ASSETS AND LIABILITIES
   (NET)............................ (0.1)%      (1,594,788)
                                     ------- --------------
NET ASSETS.......................... 100.0%  $1,095,739,806
                                     ======= ==============
NET ASSETS CONSIST OF:
Accumulated net realized gain on investments $    7,368,932
Net unrealized appreciation on investments...   250,235,730
Paid-in capital..............................   838,135,144
                                             --------------
TOTAL NET ASSETS............................ $1,095,739,806
                                             ==============

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ...............................$        93.60
                                             ==============
Number of Portfolio shares outstanding.......    11,706,862
                                             ==============
--------------------
       * Aggregate cost for federal tax purposes.
       + Non-income producing security.
       # Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Despositary Receipt

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                         ENDEAVOR MONEY MARKET PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 ---------                                       --------
COMMERCIAL PAPER -- 65.0%
$ 5,000,000   American Express Credit
                Corporation,
                6.658% due 07/05/00#.........  $ 4,996,372
  5,000,000   American General Corporation,
                6.678% due 08/02/00#.........    4,971,111
  5,000,000   Associates Corporation,
                6.560% due 08/01/00..........    4,971,756
  5,000,000   Chevron USA, Inc.,
                6.700% due 07/06/00..........    4,995,347
  5,000,000   CIT Group, Inc.,
                6.728% due 07/24/00#.........    4,979,013
  5,000,000   Coca-Cola Company,
                6.740% due 08/07/00#.........    4,966,186
  5,000,000   Daimler Chrysler,
                6.670% due 08/30/00..........    4,944,417
  5,000,000   Ford Motor Credit Corporation,
                6.510% due 07/06/00..........    4,995,479
  5,000,000   General Electric Capital
                Corporation,
                6.570% due 10/05/00..........    4,912,400
  5,000,000   General Motors Acceptance
                Corporation,
                6.214% due 07/10/00#.........    4,992,525
  5,000,000   IBM Credit Corporation,
                6.510% due 07/31/00..........    4,972,858
  3,000,000   LaSalle Bank of North America
                6.500% due 11/03/00#.........    3,000,000
  5,000,000   Merrill Lynch & Company,
                6.220% due 07/10/00#.........    4,992,500
  5,000,000   Norwest Financial, Inc.,
                6.728% due 07/31/00#.........    4,972,542
  5,000,000   Prudential Funding Corporation,
                6.660% due 08/21/00..........    4,952,825
  3,000,000   Societe Generale North America,
                6.517% due 11/22/00#.........    2,926,440
                                               -----------
              Total Commercial Paper
                (Cost $75,541,771)...........   75,541,771
                                               -----------

CERTIFICATE OF DEPOSIT -- 11.2%
  5,000,000   Bank Of America Corporation,
                6.200% due 09/05/00#.........    5,000,000
  3,000,000   Banq Paribas New York,
                6.650% due 07/05/00..........    3,000,000
  5,000,000   Harris Trust & Savings,
                Certificates of Deposit,
                6.570% due 07/07/00..........    4,999,999
                                               -----------
              Total Certificates of Deposit
                (Cost $12,999,999)...........   12,999,999
                                               -----------

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 ---------                                       --------
U.S. GOVERNMENT AGENCY SECURITIES -- 24.0%
$ 7,000,000   Fannie Mae,
                6.470% due 09/07/00..........  $ 6,914,452
              Federal Home Loan Bank:
 12,370,000     6.500% due 07/03/00..........   12,365,533
    627,000     6.450% due 07/21/00..........      624,753
  5,000,000   Freddie Mac,
                6.440% due 08/08/00..........    4,966,011
  3,000,000   Sallie Mae,
                6.094% due 10/19/00..........    3,000,000
                                               -----------
              Total U.S. Government
                Agency Securities
                (Cost $27,870,749)...........   27,870,749
                                               -----------

TOTAL INVESTMENTS
   (COST $116,412,519*)..............  100.2%  116,412,519
OTHER ASSETS AND LIABILITIES
   (NET).............................  (0.2)%     (211,458)
                                      -------  -----------
NET ASSETS...........................  100.0% $116,201,061
                                      ======= ============

NET ASSETS CONSIST OF:
Accumulated net realized loss on investments. $       (235)
Paid-in capital..............................  116,201,296
                                              ------------
TOTAL NET ASSETS............................. $116,201,061
                                              ============

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ............................... $       1.00
                                              ============
Number of Portfolio shares outstanding.......  116,201,394
                                              ============
 -------------------
       * Aggregate cost for federal tax purposes.
       + Non-income producing security.
       # Rate represents annualized discount yield at date of purchase.

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 66.0%
   AEROSPACE AND DEFENSE -- 3.6%
     35,400   Boeing Company.................  $ 1,480,162
                                               -----------

   ALUMINUM -- 0.9%
     12,000   Alcoa, Inc.....................      348,000
                                               -----------

   BANKING -- 9.1%
     15,625   Citigroup, Inc.................      941,406
      2,400   M&T Bank Corporation...........    1,080,000
     44,500   Wells Fargo Company............    1,724,375
                                               -----------
                                                 3,745,781
                                               -----------

   COMPUTER SERVICES AND SOFTWARE -- 6.0%
     30,300   Computer Associates
                International, Inc...........    1,550,981
     20,700   Compuware Corporation+.........      214,762
      2,500   Dell Computer Corporation+.....      123,281
      3,500   Electronic Data Systems
                Corporation .................      144,375
      1,000   Intel Corporation..............      133,687
      2,000   International Business Machines
                Corporation (IBM)............      219,125
      5,500   Unisys Corporation+............       80,094
                                               -----------
                                                 2,466,305
                                               -----------

   DIVERSIFIED -- 0.3%
      2,750   Solectron Corporation+.........      115,156
                                               -----------

   DIVERSIFIED CHEMICALS -- 3.9%
     36,500   duPont (E.I.) de Nemours
                & Company....................    1,596,875
                                               -----------

   DRUGS AND MEDICAL PRODUCTS -- 7.3%
     24,800   American Home Products
                Corporation..................    1,457,000
      5,100   Bristol-Myers Squibb Company...      297,075
     23,800   Pharmacia Corporation..........    1,230,163
                                               -----------
                                                 2,984,238
                                               -----------

   FINANCIAL SERVICES -- 8.8%
     15,350   FleetBoston Financial
                Corporation .................      521,900
     45,000   Freddie Mac....................    1,822,500
     27,300   Household International, Inc...    1,134,656
      6,100   John Hancock Financial Services,
                Inc.+ .......................      144,494
                                               -----------
                                                 3,623,550
                                               -----------

   INSURANCE -- 1.3%
      9,511   XL Capital Ltd., Class A.......      514,783
                                               -----------

   LEISURE -- 0.1%
      3,100   Carnival Corporation...........       60,450
                                               -----------

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   MANUFACTURING AND MINING -- 4.8%
      5,400   Emerson Electric Company.......  $   326,025
      9,300   Minnesota Mining & Manufacturing
                Company......................      767,250
     16,000   Textron, Inc...................      869,000
                                               -----------
                                                 1,962,275
                                               -----------

   MEDIA -- 0.3%
      3,000   News Corporation (The), Ltd.,
                Sponsored ADR................      142,500
                                               -----------

   OIL / GAS -- DOMESTIC -- 0.4%
      5,350   Tosco Corporation..............      151,472
                                               -----------

   OIL AND GAS EXPLORATION -- 4.5%
      5,100   Anadarko Petroleum Corporation.      251,494
     14,000   Chevron Corporation............    1,187,375
     10,400   Unocal Corporation.............      344,500
      2,400   USX-Marathon Group.............       60,150
                                               -----------
                                                 1,843,519
                                               -----------

   RESTAURANTS -- 4.6%
     57,600   McDonald's Corporation.........    1,897,200
                                               -----------

   RETAIL -- 3.5%
      1,500   CVS Corporation................       60,000
     62,000   Kroger Company+................    1,367,875
                                               -----------
                                                 1,427,875
                                               -----------

   TELECOMMUNICATIONS -- 4.7%
      7,000   AT&T Corporation...............      221,375
     21,800   Bell Atlantic Corporation......    1,107,713
      2,000   Motorola, Inc..................       58,125
      7,000   Sprint Corporation.............      357,000
      4,000   Worldcom, Inc..................      183,500
                                               -----------
                                                 1,927,713
                                               -----------

   TRANSPORTATION -- 0.3%
      5,000   AMR Corporation................      132,188
                                               -----------

   TRAVEL SERVICES -- 0.9%
     12,913   Sabre Holdings Corporation+....      368,021
                                               -----------

   WASTE DISPOSAL -- 0.7%
     14,100   Waste Management, Inc..........      267,900
                                               -----------

              Total Common Stock
                (Cost $26,802,872)...........   27,055,963
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 ---------                                       --------
AGENCY SECURITIES -- 29.1%
 FEDERAL HOME LOAN BANK (FHLB) -- 9.8%
 $4,027,000   FHLB Discount Note,
                6.086% due 07/03/2000#.......  $ 4,025,530
                                               -----------

 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA) -- 19.3%
  4,000,000     6.453% due 07/11/2000#.......    3,992,922
  4,000,000     6.500% due 08/15/2004........    3,923,120
                                               -----------
                                                 7,916,042
                                               -----------
              Total Agency Securities
                (Cost $11,975,929)...........   11,941,572
                                               -----------

TOTAL INVESTMENTS
   (COST $38,778,801*)...............   95.1%   38,997,535
OTHER ASSETS AND LIABILITIES
   (NET).............................    4.9%    2,011,126
                                      -------  -----------
NET ASSETS...........................  100.0%  $41,008,661
                                      =======  ===========

NET ASSETS CONSIST OF:
Undistributed net investment income..........  $   450,669
Accumulated net realized loss on investments.     (771,360)
Net unrealized depreciation of investments...      (46,329)
Paid-in capital..............................   41,375,681
                                               -----------
TOTAL NET ASSETS.............................  $41,008,661
                                               ===========

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ............................... $      11.32
                                              ============
Number of Portfolio shares outstanding.......    3,621,159
                                              ============
--------------------
       * Aggregate cost for federal tax purposes.
       + Non-income producing security.
       # Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                            ENDEAVOR SELECT PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 91.1%
   BANKING AND FINANCE -- 6.4%
    172,000   Arab Malaysian Merchant Bank...  $   574,842
 13,500,000   Banco Bradesco S.A.............      117,521
     87,800   Banco Comercial................      456,857
     12,150   Chase Manhattan Corporation....      559,659
      5,500   Consors Discount Broker Ag.....      490,980
    265,000   Grupo Financiero Banamex Accival
                SA de CV, Series O+..........    1,114,373
      2,300   Merrill Lynch and Company......      264,500
                                               -----------
                                                 3,578,732
                                               -----------

   BUILDING AND CONSTRUCTION -- 0.7%
      4,500   Vivendi........................      397,200
                                               -----------

   COMPUTER SERVICES AND SOFTWARE-- 12.2%
      9,900   America Online, Inc. +.........      522,225
      6,200   Apple Computer, Inc.+..........      324,725
     13,100   Asiainfo Hldgs, Inc............      585,406
     12,600   Cisco Systems, Inc.............      800,887
     20,500   Compaq Computer Corporation....      524,031
      9,300   Dell Computer Corporation+.....      458,606
     10,600   EMC Corporation+...............      815,537
     71,400   Freeserve Plc..................      347,874
      5,800   Intel Corporation..............      775,388
      9,600   Oracle Corporation+............      807,000
      9,100   Sun Microsystems, Inc.+........      827,531
                                               -----------
                                                 6,789,210
                                               -----------

   DIVERSIFIED OPERATIONS -- 1.2%
     13,600   Tyco International, Ltd........      644,300
                                               -----------

   DRUGS -- 4.2%
     15,300   Elan Corporation Plc, ADR+.....      741,094
      8,400   Lilly (Eli) and Company........      838,950
     15,900   Pfizer, Inc....................      763,200
                                               -----------
                                                 2,343,244
                                               -----------

   ELECTRONIC COMPONENTS -- 13.1%
      5,000   Flextronics International, Ltd.+     343,438
     66,000   Hon Hai Precision Industry
                Company Ltd..................      597,168
      8,440   Infineon Technologies AG+......      668,821
     67,800   RAO Unified Energy Systems,
                Sponsored ADR................      779,700
      1,700   Rohm Company Ltd...............      496,725
      6,035   Samsung Electronics............    1,997,188
        748   Serono Sa - B..................      623,582
    179,200   Taiwan Semiconductor
                Manufacturing Company........      851,528
      4,500   Texas Instruments, Inc.........      309,094
    242,000   United Microelectronics
                Corporation Ltd..............      673,426
                                               -----------
                                                 7,340,670
                                               -----------

                                                  VALUE
    SHARES                                       (NOTE 1)
    ------                                       --------
   FINANCIAL SERVICES -- 3.8%
      6,900   American International Group,
                Inc..........................  $   810,750
     13,600   Citigroup, Inc.................      819,400
      1,460   Muenchener
                Rueckversicherungs-Gesellschaft    463,483
                                               -----------
                                                 2,093,633
                                               -----------

   FOOD - PACKAGED -- 5.1%
     51,000   Diageo.........................      457,607
      8,600   Fomento Economico Mexicano.....      370,337
     28,600   Pao De Acucar..................      918,775
     15,400   PepsiCo, Inc...................      684,338
      9,100   Safeway, Inc.+.................      410,638
                                               -----------
                                                 2,841,695
                                               -----------

   HEALTH CARE SERVICES -- 1.0%
     11,200   Medtronic, Inc.................      557,900
                                               -----------

   MANUFACTURING -- 2.5%
     17,900   General Electric Company.......      948,700
    123,700   Invensys Plc...................      464,183
                                               -----------
                                                 1,412,883
                                               -----------

   MEDIA -- CABLE TELEVISION -- 1.3%
      6,120   ABB Ltd.+......................      732,479
                                               -----------

   MEDIA AND COMMUNICATIONS -- 2.4%
     10,500   Enron Corporation..............      677,250
     20,200   Pearson........................      641,857
        600   Sri Adhikari Brothers Television
                Network......................        7,736
                                               -----------
                                                 1,326,843
                                               -----------

   METALS / MINING -- 3.1%
     66,000   Grupo Mexico SA, Series B......      185,698
     41,200   Impala Platinum Holdings Ltd...    1,560,560
                                               -----------
                                                 1,746,258
                                               -----------

   PAPER AND PAPER PRODUCTS -- 1.5%
     43,300   Aracruz Celulose S.A., ADR.....      836,231
                                               -----------

   PETROLEUM -- 2.4%
      5,800   Exxon Mobil Corporation........      455,300
     30,000   Petroleo Brasileiro SA.........      881,286
                                               -----------
                                                 1,336,586
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                            ENDEAVOR SELECT PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)


                                                   VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK (CONTINUED)
   RETAIL -- 6.6%
      2,030   Castorama Dubois
                Investissement SA............  $   501,979
      7,200   CVS Corporation................      288,000
      7,100   Kohl's Corporation+............      394,938
     48,000   Next Plc.......................      421,610
    157,000   Organizacion Soriana S.A. de C.V.    625,130
    348,000   Wal-Mart de Mexico S.A. de C.V.,
                Series V+....................      816,536
     11,100   Wal-Mart Stores, Inc...........      639,638
                                               -----------
                                                 3,687,831
                                               -----------

   TELECOMMUNICATIONS -- 21.5%
      9,400   Alcatel SA, ADR................      625,100
    245,900   Cable and Wirelsss Optus Ltd...      732,361
    130,000   China Telecom..................    1,146,495
     66,000   China Unicom...................      140,119
      6,300   Comverse Technology, Inc.......      585,900
     57,400   Embratel Participacoes S.A.,
                ADR+ ........................    1,356,075
     45,500   FLAG Telecom Holdings, Ltd.+...      676,813
      6,900   Global Crossing, Ltd.+.........      181,556
     24,420   Nokia Oyj......................    1,246,186
     11,600   Nortel Networks Corporation,
                New Com......................      791,700
         19   NTT Mobile Communications
                Network, Inc.................      513,973
     63,400   ScottishPower..................      537,211
      2,690   Sk Telecom Company Ltd.........      880,563
     13,200   Sonera Group Oyj...............      601,779
     13,200   Sprint Corporation (PCS Group)+      785,400
        562   Tele Norte Leste Participacoes
                SA, ADR......................       13,278
         80   Telesp Celular Participacoes
                S.A.+ .......................            1
     14,900   Versatel Telecom International
                NV+ .........................      625,934
    147,604   Vodafone AirTouch Plc..........      596,317
                                               -----------
                                                12,036,761
                                               -----------

   TELEPHONE -- 2.1%
     20,300   Telefonos de Mexicano,
                Sponsored ADR................    1,159,638
                                               -----------
              Total Common Stock
                (Cost $49,429,575)...........   50,862,094
                                               -----------

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 ---------                                       --------
REPURCHASE AGREEMENT -- 8.7%
$ 4,889,000   Agreement with The Boston
                Company, 6.530% to be
                repurchased at $4,891,660
                on 07/03/00, collaterized by
                $4,529,000 U.S. Treasury Bond,
                6.750% due 08/15/26,
                market value $4,987,561......  $ 4,889,000
                                               -----------

              Total Repurchase Agreement
                (Cost $4,889,000)............    4,889,000
                                               -----------

TOTAL INVESTMENTS
   (COST $54,318,575*)...............   99.8%   55,751,094
OTHER ASSETS AND LIABILITIES
   (NET).............................    0.2%      108,117
                                      -------  -----------
NET ASSETS...........................  100.0%  $55,859,211
                                      =======  ===========

NET ASSETS CONSIST OF:
Accumulated net realized gain on investments,
  foreign currencies and net other assets....  $ 4,007,137
Net realized appreciation of investments,
  foreign currencies and net other assets....    1,444,311
Paid-in capital..............................   50,407,763
                                               -----------

TOTAL NET ASSETS.............................  $55,859,211
                                               ===========

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ...............................  $     13.63
                                               ===========
Number of Portfolio shares outstanding.......    4,097,235
                                               ===========
--------------------
       * Aggregate cost for federal tax purposes.
       + Non-income producing security.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                         ENDEAVOR VALUE EQUITY PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

COMMON STOCK -- 99.5%
   BANKING AND FINANCE -- 6.9%
     30,750   Chase Manhattan Corporation
                (The) .......................  $ 1,416,422
    143,000   FleetBoston Financial
                Corporation .................    4,862,000
    150,000   Wells Fargo Company............    5,812,500
                                               -----------
                                                12,090,922
                                               -----------

   COMMUNICATIONS -- 15.2%
     75,000   AMFM, Inc.+....................    5,175,000
     70,000   Bell Atlantic Corporation......    3,556,875
     50,000   Motorola, Inc..................    1,453,125
    140,000   News Corporation (The), Ltd.,
                Sponsored ADR................    6,650,000
     86,000   Sprint Corporation.............    4,386,000
    121,500   Worldcom, Inc..................    5,573,812
                                               -----------
                                                26,794,812
                                               -----------

   DIVERSIFIED OPERATIONS -- 6.1%
     84,000   Minnesota Mining
                & Manufacturing Company......    6,930,000
     70,000   Textron, Inc...................    3,801,875
                                               -----------
                                                10,731,875
                                               -----------

   DIVERSIFIED CHEMICALS -- 2.5%
    100,000   duPont (E.I.) de Nemours
                & Company....................    4,375,000
                                               -----------

   DRUGS AND MEDICAL PRODUCTS -- 9.0%
    120,000   American Home Products
                Corporation..................    7,050,000
    125,000   Becton, Dickinson & Company....    3,585,937
    100,000   Pharmacia Corporation..........    5,168,750
                                               -----------
                                                15,804,687
                                               -----------

   ELECTRONICS -- 5.2%
    100,000   Emerson Electric Company.......    6,037,500
    100,000   Rockwell International
                Corporation .................    3,150,000
                                               -----------
                                                 9,187,500
                                               -----------

   FINANCIAL SERVICES -- 14.6%
    125,000   Citigroup, Inc.................    7,531,250
    140,000   Countrywide Credit Industries,
                Inc. ........................    4,243,750
    180,000   Freddie Mac....................    7,290,000
    160,000   Household International, Inc...    6,650,000
                                               -----------
                                                25,715,000
                                               -----------
   FOOD AND BEVERAGES -- 3.7%
    185,000   Diageo Plc, Sponsored ADR......    6,579,062
                                               -----------
   INSURANCE -- 9.3%
    180,000   Ace, Ltd.......................    5,040,000
    100,000   AFLAC, Inc.....................    4,593,750
    125,000   XL Capital, Ltd., Class A......    6,765,625
                                               -----------
                                                16,399,375
                                               -----------
   MACHINERY -- 4.6%
    120,000   Caterpillar, Inc...............    4,065,000
    100,000   Dover Corporation..............    4,056,250
                                               -----------
                                                 8,121,250
                                               -----------

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   MANUFACTURING AND ENGINEERING -- 1.7%
    100,000   Alcoa, Inc.....................  $ 2,900,000
                                               -----------

   RESTAURANTS -- 3.1%
    165,000   McDonald's Corporation.........    5,434,688
                                               -----------

   RETAIL -- 4.8%
    200,000   Kroger Company+................    4,412,500
    170,000   May Department Stores Company..    4,080,000
                                               -----------
                                                 8,492,500
                                               -----------

   TECHNOLOGY -- 6.0%
    150,000   Compaq Computer Corporation....    3,834,375
    130,000   Computer Association
                International, Inc...........    6,654,375
                                               -----------
                                                10,488,750
                                               -----------

   TRANSPORTATION -- 3.4%
    100,000   AMR Corporation+...............    2,643,750
    130,000   Canadian Pacific, Ltd..........    3,404,375
                                               -----------
                                                 6,048,125
                                               -----------

   TRAVEL SERVICES -- 1.2%
     72,265   Sabre Holdings Corporation+....    2,059,553
                                               -----------

   WASTE TREATMENT SYSTEMS -- 2.2%
    201,000   Waste Management, Inc..........    3,819,000
                                               -----------
              Total Common Stock
                (Cost $156,415,771)..........  175,042,099
                                               -----------

 PRINCIPAL
  AMOUNT
 --------
AGENCY SECURITIES -- 0.5%
   FEDERAL HOME LOAN BANK (FHLB) -- 0.5%
$   828,000   FHLB Discount Note,
                6.500% due 07/03/00..........      827,698
                                               -----------
              Total U.S. Government Agency
                Securities
                (Cost $827,698)..............      827,698
                                               -----------
TOTAL INVESTMENTS
   (COST $157,243,469*)..............  100.0%  175,869,797
OTHER ASSETS AND LIABILITIES
   (NET)**...........................    0.0%       21,120
                                      ------- ------------

NET ASSETS...........................  100.0% $175,890,917
                                      ======= ============
NET ASSETS CONSIST OF:
Undistributed net investment income.......... $    657,573
Accumulated net realized loss on investments.   (7,334,850)
Net unrealized appreciation of investments...   18,626,328
Paid-in capital..............................  163,941,866
                                              ------------

TOTAL NET ASSETS............................. $175,890,917
                                              ============

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ............................... $      15.68
                                              ============

Number of Portfolio shares outstanding.......   11,217,766
                                              ============
--------------------
       * Aggregate cost for federal tax purposes.
      ** Amount represents less than 0.1%.
       + Non-income producing security.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      T. ROWE PRICE EQUITY INCOME PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 95.0%
   AEROSPACE AND DEFENSE -- 1.3%
    127,100   Lockheed Martin Corporation....  $ 3,153,669
                                               -----------

   AUTOMOTIVES -- 0.9%
     21,400   Dana Corporation...............      453,412
     78,850   Genuine Parts Company..........    1,577,000
                                               -----------
                                                 2,030,412
                                               -----------

   BANKING AND FINANCE -- 6.8%
     31,000   Bank of America Corporation....    1,333,000
     86,882   Bank One Corporation...........    2,307,803
     53,473   Citigroup, Inc.................    3,221,748
     53,200   Firstar Corporation............    1,120,525
     23,800   KeyCorp........................      419,475
     58,300   Mercantile Bankshares
                Corporation .................    1,738,069
     24,500   Morgan (J.P.) & Company, Inc...    2,698,062
     61,100   National City Corporation......    1,042,519
     57,630   Wells Fargo Company............    2,233,162
                                               -----------
                                                16,114,363
                                               -----------

   BUILDING AND CONSTRUCTION -- 0.3%
     44,400   Armstrong Holdings, Inc........      679,875
                                               -----------

   COMMUNICATIONS -- 0.7%
     34,100   Motorola, Inc..................      991,031
     17,800   Vodafone Airtouch Plc, ADR.....      737,587
                                               -----------
                                                 1,728,618
                                               -----------

   COMPUTER SERVICES AND SOFTWARE -- 0.5%
     48,400   Compaq Computer Corporation....    1,237,225
                                               -----------

   CONSUMER PRODUCTS -- 4.3%
    107,400   Pall Corporation...............    1,986,900
     76,200   Philip Morris Companies, Inc...    2,024,062
     24,900   Procter & Gamble Company.......    1,425,525
     71,100   Stanley Works..................    1,688,625
     27,600   Tupperware Corporation.........      607,200
     23,800   Unilever NV, CVA...............    1,091,842
     95,800   UST, Inc.......................    1,407,062
                                               -----------
                                                10,231,216
                                               -----------

   COSMETICS AND TOILETRIES -- 2.9%
     38,100   Gillette Company...............    1,331,119
     78,400   International Flavors
                & Fragrances, Inc............    2,366,700
     56,800   Kimberly-Clark Corporation.....    3,258,900
                                               -----------
                                                 6,956,719
                                               -----------

   DIVERSIFIED -- 4.0%
     71,400   Disney (Walt) Company..........    2,771,212
     19,000   Eaton Corporation..............    1,273,000
     59,500   Fortune Brands, Inc............    1,372,219
     69,300   Hasbro, Inc....................    1,043,831
     24,900   PPG Industries, Inc............    1,103,381
     88,600   Xerox Corporation..............    1,838,450
                                               -----------
                                                 9,402,093
                                               -----------

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   DIVERSIFIED CHEMICALS -- 1.5%
     35,400   Dow Chemical Company...........  $ 1,068,637
     56,800   du Pont (E.I.) de Nemours
                & Company....................    2,485,000
                                               -----------
                                                 3,553,637
                                               -----------

   DRUGS -- 1.6%
     71,272   Pharmacia Corporation..........    3,683,871
                                               -----------

   ELECTRICAL EQUIPMENT -- 1.4%
     23,800   Boeing Company.................      995,137
     17,807   Cooper Industries, Inc.........      579,840
     67,300   Hubbell, Inc., Class B.........    1,716,150
                                               -----------
                                                 3,291,127
                                               -----------

   ENERGY SERVICES -- 2.5%
     43,800   Duke Energy Corporation........    2,469,225
     57,900   Niagara Mohawk Holdings, Inc.+.      806,981
     50,600   Reliant Energy, Inc............    1,495,863
     30,911   Scottish Power Plc.............    1,033,587
                                               -----------
                                                 5,805,656
                                               -----------

   FINANCIAL SERVICES -- 5.5%

     45,500   American General Corporation...    2,775,500
     39,200   Block (H&R), Inc...............    1,269,100
     56,700   Fannie Mae.....................    2,959,031
    104,058   FleetBoston Financial Corporation  3,537,972
     71,674   St. Paul Companies, Inc........    2,445,875
                                               -----------
                                                12,987,478
                                               -----------

   FOOD AND BEVERAGES -- 8.1%
     19,000   Anheuser-Busch Companies, Inc..    1,419,063
     36,000   Brown-Forman Corporation,
                Class B .....................    1,935,000
     58,500   Campbell Soup Company..........    1,703,813
    116,500   General Mills, Inc.............    4,456,125
     73,700   Heinz (H.J.) Company...........    3,224,375
     65,300   Hershey Foods Corporation......    3,167,050
     34,400   Kellogg Company................    1,023,400
     65,600   McCormick & Company, Inc.......    2,132,000
                                               -----------
                                                19,060,826
                                               -----------

   INSURANCE -- 3.2%
     38,500   Chubb Corporation..............    2,367,750
     42,000   Lincoln National Corporation...    1,517,250
     65,500   SAFECO Corporation.............    1,301,813
    112,600   UnumProvident Corporation......    2,259,038
                                               -----------
                                                 7,445,851
                                               -----------

   LODGING -- 1.8%
    146,100   Hilton Hotels Corporation......    1,369,688
     91,426   Starwood Hotels and Resorts
                Worldwide, Inc...............    2,977,059
                                               -----------
                                                 4,346,747
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      T. ROWE PRICE EQUITY INCOME PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
   MANUFACTURING -- 0.7%
     52,400   Rockwell International
                Corporation .................  $ 1,650,600
                                               -----------

   MEDIA AND COMMUNICATIONS -- 2.3%
     58,200   Dun & Bradstreet Corporation...    1,665,975
     43,600   Knight-Ridder, Inc.............    2,318,975
     37,000   Reader's Digest Association,
                Inc., Class A................    1,470,750
                                               -----------
                                                 5,455,700
                                               -----------

   MEDICAL SUPPLIES AND EQUIPMENT -- 0.5%
     41,600   Becton, Dickinson & Company....    1,193,400
                                               -----------

   METALS / MINING -- 2.1%
     36,900   Minnesota Mining
                & Manufacturing Company......    3,044,250
     42,836   Newmont Mining Corporation.....      926,329
     23,500   Phelps Dodge Corporation.......      873,906
                                               -----------
                                                 4,844,485
                                               -----------

   PAPER AND PAPER PRODUCTS -- 2.3%
      6,000   Consolidated Papers, Inc.......      219,375
    112,400   Fort James Corporation.........    2,599,250
     89,193   International Paper Company....    2,659,066
                                               -----------
                                                 5,477,691
                                               -----------

   PETROLEUM - DOMESTIC -- 0.6%
     54,000   USX-Marathon Group.............    1,353,375
                                               -----------

   PETROLEUM - INTERNATIONAL -- 12.0%
     35,700   Amerada Hess Corporation.......    2,204,475
    120,774   BP Amoco Plc, Sponsored ADR....    6,831,279
     43,400   Chevron Corporation............    3,680,863
     78,261   Exxon Mobil Corporation........    6,143,489
     55,600   Royal Dutch Petroleum Company,
                NY Shares....................    3,422,875
     63,700   Texaco, Inc....................    3,392,025
     81,000   Unocal Corporation.............    2,683,125
                                               -----------
                                                28,358,131
                                               -----------

   PHARMACEUTICALS -- 3.6%
     57,600   Abbott Laboratories............    2,566,800
     74,600   American Home Products
                Corporation..................    4,382,750
     19,000   Merck & Company, Inc...........    1,455,875
                                               -----------
                                                 8,405,425
                                               -----------

   PHOTOGRAPHY EQUIPMENT AND SUPPLIES -- 1.3%
     49,900   Eastman Kodak Company..........    2,969,050
                                               -----------

   PRINTING AND PUBLISHING -- 1.2%
     64,500   Donnelley (R.R.) & Sons Company    1,455,281
     18,900   Dow Jones & Company, Inc.......    1,384,425
                                               -----------
                                                 2,839,706
                                               -----------

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   RAILROADS -- 1.9%
    120,400   Norfolk Southern Corporation...  $ 1,790,950
     71,000   Union Pacific Corporation......    2,640,313
                                               -----------
                                                 4,431,263
                                               -----------

   REAL ESTATE -- 1.5%
     64,500   Rouse Company..................    1,596,375
     82,832   Simon Property Group, Inc......    1,837,835
                                               -----------
                                                 3,434,210
                                               -----------

   RETAIL -- 2.0%
     48,150   May Department Stores Company..    1,155,600
     43,100   Penney (J.C.) Company, Inc.....      794,656
    191,100   Toys "R" Us, Inc.+.............    2,782,894
                                               -----------
                                                 4,733,150
                                               -----------

   SPECIALTY CHEMICALS -- 1.5%
     52,800   Great Lakes Chemical Corporation   1,663,200
     82,200   Hercules, Inc..................    1,155,938
     23,900   Imperial Chemical Industries
                Plc, Sponsored ADR...........      736,419
                                               -----------
                                                 3,555,557
                                               -----------

   TECHNOLOGY -- 1.5%
     28,600   BMC Software, Inc.+............    1,043,453
     23,800   Microsoft Corporation+.........    1,904,000
     38,400   Unisys Corporation+............      559,200
                                               -----------
                                                 3,506,653
                                               -----------

   TELECOMMUNICATIONS -- 6.8%
     55,000   ALLTEL Corporation.............    3,406,563
     46,850   AT&T Corporation...............    1,481,631
     38,100   BellSouth Corporation..........    1,624,013
     61,600   GTE Corporation................    3,834,600
    110,774   SBC Communications, Inc.           4,790,976
     11,900   US West, Inc...................    1,020,425
                                               -----------
                                                16,158,208
                                               -----------

   UTILITIES -- 5.0%
     60,500   Baker Hughes, Inc..............    1,936,000
     59,100   Bell Atlantic Corporation......    3,003,019
     38,100   Entergy Corporation............    1,035,844
     75,050   FirstEnergy Corporation........    1,754,294
     83,200   Southern Company...............    1,939,600
     52,400   Unicom Corporation.............    2,027,225
                                               -----------
                                                11,695,982
                                               -----------

   WASTE DISPOSAL -- 0.9%
    112,362   Waste Management, Inc..........    2,134,878
                                               -----------

              Total Common Stock
                (Cost $233,012,396)..........  223,906,847
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      T. ROWE PRICE EQUITY INCOME PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

 PRINCIPAL                                        VALUE
  AMOUNT                                         (NOTE 1)
 --------                                        --------
COMMERCIAL PAPER -- 2.1%
              Corporate Asset Funding:
$ 3,475,000    6.550% due 07/12/00...........  $ 3,468,045
  1,500,000    6.600% due 08/29/00...........    1,483,775
                                               -----------
              Total Commercial Paper
                (Cost $4,951,820)............    4,951,820
                                               -----------

   SHARES
   ------
MUTUAL FUNDS -- OPEN END -- 2.7%
  6,472,279   Reserve Investment Fund
                5.499% due 07/03/00..........    6,472,279
                                               -----------
              Total Mutual Funds - Open End
                (Cost $6,472,279)............    6,472,279
                                               -----------

TOTAL INVESTMENTS
   (COST $244,436,495*)..............   99.8%  235,330,946
OTHER ASSETS AND LIABILITIES
   (NET).............................    0.2%      421,052
                                      ------- ------------
NET ASSETS...........................  100.0% $235,751,998
                                      ======= ============

NET ASSETS CONSIST OF:
Undistributed net investment income..........  $  2,759,509
Accumulated net realized gains on investments,
  foreign currencies and net other assets....    11,348,811
Net unrealized depreciation of investments,
  foreign currencies and net other assets....    (9,109,766)
Paid-in capital..............................   230,753,444
                                               ------------

TOTAL NET ASSETS.............................  $235,751,998
                                               ============

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ...............................  $      16.84
                                               ============

Number of Portfolio shares outstanding.......    13,997,672
                                               ============
--------------------
       * Aggregate cost for federal tax purposes.
       + Non-income producing security.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 96.9%
   BANKING AND FINANCE -- 6.9%
     50,800   Bank of New York Company, Inc..  $ 2,362,200
     11,250   Chase Manhattan Corporation
                (The) .......................      518,203
     87,848   Citigroup, Inc.................    5,292,842
     43,600   Fannie Mae.....................    2,275,375
    104,000   Firstar Corporation............    2,190,500
    122,300   Freddie Mac....................    4,953,150
     12,400   State Street Corporation.......    1,315,175
     28,400   Wells Fargo Company............    1,100,500
                                               -----------
                                                20,007,945
                                               -----------

   BUSINESS SERVICES -- 0.8%
      6,100   Lexmark International Group,
                Inc., Class A+...............      410,225
     50,700   Randstad Holding N.V...........    1,875,725
                                               -----------
                                                 2,285,950
                                               -----------

   COMMUNICATIONS -- 3.5%
     48,900   Nortel Networks Corporation....    3,337,425
      8,600   PMC-Sierra, Inc.+..............    1,528,112
     10,300   QUALCOMM, Inc.+................      618,000
    104,830   Worldcom, Inc..................    4,809,076
                                               -----------
                                                10,292,613
                                               -----------

   COMPUTER SERVICES AND SOFTWARE -- 17.7%
     60,800   America Online, Inc.+..........    3,207,200
     23,300   Ariba, Inc.+...................    2,284,492
     49,900   Automatic Data Processing, Inc.    2,672,769
     53,900   BMC Software, Inc.+............    1,966,508
     39,700   Ceridian Corporation+..........      955,281
    122,300   Cisco Systems, Inc.+...........    7,773,694
     16,700   Computer Associates
                International, Inc...........      854,831
     96,300   Dell Computer Corporation+.....    4,748,794
     37,300   Intel Corporation..............    4,986,544
     90,000   Microsoft Corporation+.........    7,200,000
     54,500   Oracle Corporation+............    4,581,406
     18,400   Peregrine Systems, Inc.+.......      638,250
     15,300   Siebel Systems, Inc.+..........    2,502,506
      3,200   SOFTBANK Corporation...........      434,328
     17,700   Sun Microsystems, Inc.+........    1,609,594
     22,575   VERITAS Software Corporation+..    2,551,328
     16,700   Vitria Technology, Inc.+.......    1,020,787
     11,400   Yahoo!, Inc.+..................    1,412,175
                                               -----------
                                                51,400,487
                                               -----------

   CONSUMER PRODUCTS -- 2.6%
     17,700   Corning, Inc...................    4,776,787
     21,600   Gillette Company...............      754,650
     35,000   Masco Corporation..............      632,187
     55,300   Philip Morris Companies, Inc...    1,468,906
                                               -----------
                                                 7,632,530
                                               -----------

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   DIVERSIFIED OPERATIONS -- 7.2%
     57,900   First Data Corporation.........  $ 2,873,287
     98,400   General Electric Company.......    5,215,200
    208,010   Hutchison Whampoa, Ltd.........    2,614,968
     14,100   PE Corporation-PE Biosystems
                Group........................      928,837
     17,100   Teleflex, Inc..................      611,325
    257,260   Tomkins Plc....................      834,963
    116,844   Tyco International, Ltd........    5,535,484
     18,100   Waters Corporation+............    2,259,106
                                               -----------
                                                20,873,170
                                               -----------

   ELECTRONIC COMPONENTS -- 10.0%
        916   Agilent Technologies, Inc......       67,555
     27,600   Altera Corporation+............    2,813,475
      8,800   Analog Devices+................      668,800
     12,000   Applied Micro Circuits.........    1,185,000
     21,500   Atmel Corporation+.............      792,812
     54,900   Flextronics International, Ltd.+   3,770,944
     14,400   Hewlett-Packard Company........    1,798,200
      7,400   Kyocera Corporation............    1,254,781
     42,400   Maxim Integrated Products, Inc.+   2,880,550
     70,000   Philips Electronics Nv.........    3,301,524
      6,100   Samsung Electronics............    2,018,699
      4,600   SDL, Inc. +....................    1,311,862
     70,900   Solectron Corporation+.........    2,968,937
     15,100   Sony Corporation...............    1,409,020
     41,400   Texas Instruments, Inc.........    2,843,662
                                               -----------
                                                29,085,821
                                               -----------

   ENTERTAINMENT AND LEISURE -- 0.8%
     16,900   Electronic Arts, Inc.+.........    1,232,644
     30,500   Starwood Hotels & Resorts
                Worldwide, Inc...............      993,156
                                               -----------
                                                 2,225,800
                                               -----------

   FINANCIAL SERVICES -- 3.7%
     13,500   AMBAC Financial Group, Inc.....      739,969
     57,500   Associates First Capital
                Corporation, Class A.........    1,282,969
     47,800   Capital One Financial
                Corporation .................    2,133,075
     56,600   Concord EFS, Inc.+.............    1,471,600
     28,700   Hartford Financial Services
                Group (The), Inc.............    1,605,406
     25,400   Morgan Stanley Dean Witter
                & Company....................    2,114,550
     14,100   Providian Financial Corporation    1,269,000
                                               -----------
                                                10,616,569
                                               -----------

   FOOD AND BEVERAGES -- 1.7%
     25,700   Coca-Cola Company..............    1,476,144
     71,000   Compass Group Plc..............      935,179
     59,500   PepsiCo, Inc...................    2,644,031
                                               -----------
                                                 5,055,354
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
   GAMING -- 0.7%
     62,000   MGM Private Placement..........  $ 1,891,620
                                               -----------

   HEALTH CARE SERVICES -- 4.6%
     41,000   American Home Products
                Corporation..................    2,408,750
     12,300   Amgen, Inc.+...................      864,075
     20,700   Bristol-Myers Squibb Company...    1,205,775
     34,500   Lilly (Eli) & Company..........    3,445,687
     33,600   Unitedhealth Group, Inc........    2,881,200
     37,200   Wellpoint Health Networks, Inc.+   2,694,675
                                               -----------
                                                13,500,162
                                               -----------

   INSURANCE -- 2.1%
    119,000   Ace Ltd........................    3,332,000
      1,800   Fairfax Financial Holdings, Ltd.+    197,027
      2,700   Fairfax Financial Holdings, Ltd.++   295,541
      6,800   Marsh & McLennan Companies, Inc.     710,175
     30,532   Mutual Risk Management, Ltd....      528,585
     12,500   PartnerRe, Ltd.................      442,969
      9,800   XL Capital, Ltd., Class A......      530,425
                                               -----------
                                                 6,036,722
                                               -----------

   MACHINERY -- 1.5%
     35,600   Applied Materials, Inc.+.......    3,226,250
     25,400   Danaher Corporation............    1,255,712
                                               -----------
                                                 4,481,962
                                               -----------

   MEDIA AND COMMUNICATIONS -- 4.1%
     85,000   AT&T Corporation - Liberty Media
                Group, Class A+..............    2,061,250
     23,700   Clear Channel Communications,
                Inc.+........................    1,777,500
     75,000   Comcast Corporation,
                Special Class A+.............    3,037,500
     47,200   Infinity Broadcasting
                Corporation, Class A+........    1,719,850
      4,800   Macromedia, Inc.+..............      464,100
     20,100   Omnicom Group, Inc.............    1,790,156
     15,200   Time Warner, Inc...............    1,155,200
                                               -----------
                                                12,005,556
                                               -----------

   MEDICAL PRODUCTS -- 1.9%
     47,300   Baxter International, Inc......    3,325,781
     44,061   Pharmacia Corporation..........    2,277,403
                                               -----------
                                                 5,603,184
                                               -----------

   OIL AND GAS -- 0.9%
     76,800   Baker Hughes, Inc..............    2,457,600
                                               -----------

   PAPER AND PAPER PRODUCTS -- 0.3%
     17,428   Kimberly-Clark Corporation.....      999,932
                                               -----------

   PETROLEUM - INTERNATIONAL -- 2.8%
     25,000   Chevron Corporation............    2,120,313
     35,995   Exxon Mobil Corporation........    2,825,608
     52,500   Royal Dutch Petroleum Company,
                NY Shares....................    3,232,031
                                               -----------
                                                 8,177,952
                                               -----------

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   PHARMACEUTICALS -- 5.6%
     14,100   Genentech, Inc.+...............  $ 2,425,200
     24,900   MedImmune, Inc.+...............    1,842,600
     13,800   Merck & Company, Inc...........    1,057,425
    196,850   Pfizer, Inc....................    9,448,800
     32,000   Schering-Plough Corporation....    1,616,000
                                               -----------
                                                16,390,025
                                               -----------

   PUBLISHING -- 1.4%
     15,500   Ver Ned Uitgevers..............      800,605
     49,150   Viacom, Inc., Class B+.........    3,351,416
                                               -----------
                                                 4,152,021
                                               -----------

   RETAIL -- 6.7%
     28,600   Circuit City Stores-Circuit City
                Group........................      949,163
     61,318   CVS Corporation................    2,452,720
     50,600   Home Depot, Inc................    2,526,838
     82,000   Kroger Company+................    1,809,125
     29,800   Lowe's Companies, Inc..........    1,223,663
     11,800   McDonald's Corporation.........      388,663
     19,200   Priceline.com Inc.+............      729,300
     82,700   Safeway, Inc.+.................    3,731,838
     20,400   Target Corporation.............    1,183,200
     47,600   Wal Mart De Mexico Spons ADR...    1,117,077
     57,600   Wal-Mart Stores, Inc...........    3,319,200
                                               -----------
                                                19,430,787
                                               -----------

   TECHNOLOGY -- 0.9%
     23,000   Sandisk Corporation+...........    1,407,313
     17,800   United Technologies Corporation    1,047,975
                                               -----------
                                                 2,455,288
                                               -----------

   TELECOMMUNICATIONS -- 7.9%
     72,000   China Telecom..................      634,982
     42,600   China Unicom - ADR.............      905,250
      7,100   Crown Castle International
                Corporation+.................      259,150
     75,400   Ericsson Lm, B Shares..........    1,491,927
     29,100   JDS Uniphase Corporation+......    3,488,363
     19,200   Motorola, Inc..................      558,000
     59,600   Nextel Communications, Inc.,
                Class A+.....................    3,646,775
     46,000   NEXTLINK Communications, Inc.,
                Class A+.....................    1,745,125
     49,900   Nokia Corporation, Sponsored ADR   2,491,881
     33,600   Sprint Corporation (PCS Group)+    1,999,200
          1   Tele Norte Leste Participacoes
                SA, ADR......................           21
      9,120   Telecomunicacoes de Sao Paulo SA
                (Telesp), ADR................      168,720
     24,000   Telesp Celular Participacoes,
                ADR .........................    1,077,000
    876,104   Vodafone AirTouch Plc..........    3,539,439
     23,550   Vodafone AirTouch Plc,
                Sponsored ADR................      975,853
                                               -----------
                                                22,981,686
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
   TRANSPORTATION -- 0.6%
     19,500   Kansas City Southern Industries,
                Inc..........................  $ 1,729,406
                                               -----------
              Total Common Stock
                (Cost $216,491,933)..........  281,770,142
                                               -----------
 PRINCIPAL
  AMOUNT
 --------
COMMERCIAL PAPER -- 2.4%
              Corporate Asset Funding
$   855,000     6.703% due 07/12/00#.........      853,289
  3,415,000     6.600% due 08/29/00..........    3,378,061
  2,600,000   Park Avenue Receivables
                6.580% due 07/20/00..........    2,590,971
                                               -----------
              Total Commercial Paper
                (Cost $6,822,321)............    6,822,321
                                               -----------

   SHARES
   ------
MUTUAL FUNDS -- OPEN END -- 0.7%
  2,159,000   Reserve Investment Fund
                5.499% due 07/03/00..........    2,159,000
                                               -----------
              Total Mutual Funds - Open End
                (Cost $2,159,000)............    2,159,000
                                               -----------

TOTAL INVESTMENTS
   (COST $225,473,254*)..............  100.0%  290,751,463
OTHER ASSETS AND LIABILITIES
   (NET)**...........................  (0.0)%      (29,420)
                                      ------- ------------
NET ASSETS...........................  100.0% $290,722,043
                                      ======= ============

NET ASSETS CONSIST OF:
Undistributed net investment income.......... $     25,115
Accumulated net realized gains on investments,
  foreign currencies and net other assets....   20,113,585
Net unrealized appreciation of investments,
  foreign currencies and net other assets....   65,279,630
Paid-in capital..............................  205,303,713
                                              ------------


TOTAL NET ASSETS............................. $290,722,043
                                              ============

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ............................... $      27.78
                                              ============

Number of Portfolio shares outstanding.......   10,466,815
                                              ============
--------------------
       * Aggregate cost for federal tax purposes.
      ** Amount represents less than 0.1%.
       + Non-income producing security.
      ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       # Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- 95.2%
   ARGENTINA -- 0.1%
      7,150   Telefonos de Argentina S.A.,
                Sponsored ADR................  $   254,967
                                               -----------

   AUSTRALIA -- 1.9%
     21,000   Brambles Industries Ltd........      644,731
     36,064   Commonwealth Bank of Australia.      597,220
     23,650   Lend Lease Corporation Ord.....      301,378
     89,106   News Corporation (The) Ltd.....    1,225,666
     72,000   Publishing and Broadcasting Ltd.     553,316
     43,000   Tabcorp Holdings Ltd...........      246,875
     28,000   Telstra Corporation Ltd........       63,633
    137,049   Telstra Corporation Ltd.+......      555,703
                                               -----------
                                                 4,188,522
                                               -----------

   BELGIUM -- 0.7%
      3,672   Dexia Belgium (Credit Communal)      541,652
     24,838   Fortis Class B.................      722,805
      1,032   Societe Europeenne des Satellites    169,965
      2,750   UCB S.A........................      101,032
                                               -----------
                                                 1,535,454
                                               -----------

   BRAZIL -- 1.6%
     10,000   Embratel Participacoes S.A., ADR+    236,250
          1   Tele Norte Leste Participacoes
                SA, ADR......................           14
      4,661   Tele Sudeste Celular
                Participacoes SA, ADR........      217,584
     23,305   Telecomunicacoes de Sao Paulo..    2,263,498
     23,305   Telecomunicacoes de Sao Paulo SA
                (Telesp), ADR................      646,871
      8,073   Unibanco-Uniao De Bancos Brasileirs,
                GDR..........................      232,099
                                               -----------
                                                 3,596,316
                                               -----------

   CANADA -- 1.2%
      7,210   Alcan Aluminum Ltd.............      224,095
     23,995   Celestica, Inc.................    1,190,752
     13,930   Nortel Networks Corporation....      966,629
      3,920   Royal Bank of Canada...........      200,635
                                               -----------
                                                 2,582,111
                                               -----------

   DENMARK -- 0.1%
      4,490   Tele Danmark AS, Series B......      302,206
                                               -----------

   FINLAND -- 2.9%
    124,720   Nokia Oyj......................    6,364,632
                                               -----------

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   FRANCE -- 11.9%
     39,810   Alcatel........................  $ 2,611,190
      1,720   Altran Technologies S.A........      336,809
      3,363   Aventis S.A.+..................      241,133
     25,869   Aventis S.A., Series A.........    1,888,194
     17,317   Axa Company+...................    2,728,011
     22,280   Banque Nationale de Paris......    2,144,200
      1,110   Canal Plus.....................      186,520
      3,370   Cap Gemini S.A.................      593,630
      3,020   Carrefour S.A..................      206,447
      4,170   Compagnie de Saint-Gobain......      563,753
      6,732   Equant NV+.....................      273,549
      1,400   Groupe Danone..................      185,794
      2,680   Hermes International...........      362,060
        302   L'OREAL........................      261,519
      1,215   Lafarge S.A. Bearer Shares.....       94,426
      3,573   Legrand S.A....................      801,660
      1,274   LVMH (Louis Vuitton Moet
                Hennessy) ...................      525,342
     30,786   Sanofi S.A.....................    1,466,707
      3,192   Schneider S.A..................      222,472
      6,746   Societe Generale A.............      405,767
      1,594   Sodexho Alliance S.A...........      289,155
     46,500   Societe Television Francaise 1.    3,240,898
     23,740   Total Fina S.A., Class B.......    3,640,120
     38,254   Vivendi........................    3,376,551
                                               -----------
                                                26,645,907
                                               -----------

   GERMANY -- 4.6%
      3,690   Allianz AG.....................    1,338,750
      6,873   Bayer AG.......................      267,729
     22,012   Bayerische HypoVereinsbank.....    1,431,186
     18,791   Deutsche Bank AG...............    1,550,077
     19,171   Deutsche Telekom AG............    1,090,889
     10,050   Gehe AG........................      321,440
     14,567   Infineon Technologies AG+......    1,154,351
      3,746   Rhon-Klimikum AG...............      148,424
     11,940   SAP AG.........................    1,784,055
        840   SAP AG-Vorzug+.................      155,185
      2,488   Siemens AG.....................      374,128
     15,081   VEBA AG........................      740,087
                                               -----------
                                                10,356,301
                                               -----------

   HONG KONG -- 3.4%
    164,400   Cable and Wireless HKT Ltd.....      361,678
    105,000   Cheung Kong Holdings Ltd.......    1,161,728
    217,000   China Telecom..................    1,913,764
    324,000   China Unicom...................      687,858
    103,000   Dao Heng Bank Group Ltd........      455,840
     89,000   Henderson Land Development
                Company......................      391,598
    136,900   Hutchison Whampoa Ltd..........    1,721,019
    339,000   Pacific Century CyberWorks Ltd.      669,694
     28,000   Sun Hung Kai Properties Ltd....      201,142
                                               -----------
                                                 7,564,321
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
   INDIA -- 1.3%
     21,175   Global Tele-Systems Ltd........  $   634,823
     16,000   Hindustan Lever Ltd............    1,016,385
     24,833   ICICI Ltd.,Sponsored ADR+......      465,619
    109,000   ICICI Ltd......................      306,250
     95,000   Mahanagar Telephone Niagam Ltd.,
                GDR..........................      456,489
                                               -----------
                                                 2,879,566
                                               -----------

   IRELAND -- 0.2%
      9,569   SmartForce Plc, Sponsored ADR+       459,312
                                               -----------

   ITALY -- 5.5%

     60,000   Alleanza Assicurazioni.........      790,533
    471,362   Banca Intesa S.p.A.............    2,110,653
    110,000   Bipop-Carire S.p.A.............      863,285
    225,553   Credito Italiano...............    1,081,040
    194,772   Ente Nazionale Idrocarburi.....    1,123,189
     17,000   Mediaset S.p.A.................      260,341
     54,765   Mediolanum Shares..............      895,151
      8,384   San Paolo IMI..................      148,406
     88,600   Tecnost S.p.A..................      336,671
    133,315   Telecom Italia S.p.A...........    1,829,049
    271,353   Tim S.p.A......................    2,779,866
                                               -----------
                                                12,218,184
                                               -----------

   JAPAN -- 19.2%
     13,000   Bridgestone Corporation........      275,084
     60,000   Canon, Inc.....................    2,986,003
         35   DDI Corporation................      336,491
         42   East Japan Railway Company.....      243,857
      8,100   Fanuc Ltd......................      823,781
    175,000   Fuji Bank (The), Ltd...........    1,329,469
         89   Fuji Television Network, Inc...    1,392,526
     41,000   Fujitsu Ltd....................    1,418,257
     26,000   Hitachi Ltd....................      374,947
      7,000   Ito-Yokado Company Ltd.........      420,943
     12,000   Kao Corporation................      366,464
     17,000   Kokuyo Company Ltd.............      278,646
      9,000   Komori Corporation.............      157,274
     15,000   Kyocera Corporation............    2,543,475
     24,000   Makita Corporation.............      228,701
     35,000   Marui Company Ltd..............      669,683
     75,000   Matsushita Electric Industrial
                Company......................    1,944,012
    108,000   Mitsui Fudosan Company Ltd.....    1,170,649
     18,000   Murata Manufacturing Company
                Ltd..........................    2,582,214
     92,000   NEC Corporation................    2,887,601
        231   Nippon Telegraph & Telephone
                Corporation..................    3,069,984
     77,000   Nomura Securities Company Ltd..    1,883,359
         88   NTT Mobile Communications
                Network Shares...............    2,380,508
     25,000   Sankyo Company Ltd.............      564,353
     13,240   Seven-Eleven Japan Company
                Ltd., New....................    1,106,921

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
   JAPAN (CONTINUED)
     13,000   Shinetsu Chemical Company
                Ltd..........................  $   659,220
     32,000   Shiseido Company Ltd...........      494,651
      5,100   SOFTBANK Corporation...........      692,210
     29,300   Sony Corporation...............    2,734,059
    111,000   Sumitomo Bank Ltd..............    1,360,102
     48,000   Sumitomo Corporation...........      539,743
     17,000   Sumitomo Electric Industries Ltd.    291,305
      6,000   TDK Corporation................      861,869
    209,000   Toshiba Corporation............    2,358,009
     27,000   Yamanouchi Pharmaceutical
                Company Ltd..................    1,473,491
                                               -----------
                                                42,899,861
                                               -----------

   KOREA -- 1.5%
     16,600   Korea Telecom Corporation,
                Sponsored ADR+...............      803,025
      5,343   Pohang Iron & Steel Company Ltd.,
                Sponsored ADR................      128,232
      7,001   Samsung Electronics Company....    2,316,871
                                               -----------
                                                 3,248,128
                                               -----------

   MEXICO -- 2.3%
    121,340   FEMSA (Fomento Economico
                Mex S.A.), Units.............      517,652
     16,000   Grupo Iusacell ADR.............      250,000
     30,285   Grupo Televisa-GDR (2 Part Cert)   2,087,772
     38,728   Telefonos de Mexicano S.A. de CV,
                ADS..........................    2,212,337
                                               -----------
                                                 5,067,761
                                               -----------

   NETHERLANDS -- 6.9%
     10,250   ABN Amro Holdings NV...........      251,113
      2,296   Akzo Nobel NV..................       97,549
     38,030   ASM Lithography, Holding NV+...    1,634,637
     10,964   CSM CVA Non-Exchange Shares....      215,638
     36,960   Fortis NV......................    1,075,917
      1,619   Gucci Group NV-NY Shares.......      153,400
     38,040   ING Groep NV, CVA Shares.......    2,571,362
     13,228   Koninklijke KPN NV.............      591,689
     57,472   Philips Electronics NV.........    2,710,646
     22,420   Royal Dutch Petroleum Company..    1,393,497
     19,943   STMicroelectronics NV+.........    1,256,678
      2,234   TNT Post Groep NV Shares.......       60,255
     14,108   United Pan-Europe Communications
                NV...........................      368,933
     46,220   VNU NV.........................    2,387,353
     22,748   Wolters Kluwer NV..............      605,950
                                               -----------
                                                15,374,617
                                               -----------

   NEW ZEALAND -- 0.1%
     97,000   Telecom Corporation of New
                Zealand, Ltd.+...............      338,995
                                               -----------

   NORWAY -- 0.2%
     24,730   Orkla ASA, A Shares............      469,894
                                               -----------

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
COMMON STOCK -- (CONTINUED)
   PORTUGAL -- 0.1%
     15,213   Jeronimo Martins SGPS..........  $   250,695
                                               -----------

   SINGAPORE -- 0.4%
    128,272   United Overseas Bank Ltd. (F)..      839,301
                                               -----------

   SPAIN -- 3.1%
    107,063   Banco Bilbao Vizcaya+..........    1,599,717
    121,367   Banco Santander Central Hispano
                S.A. (Banesto)...............    1,280,420
     59,798   Endesa S.A.....................    1,158,399
     29,353   Repsol S.A.....................      584,316
    108,967   Telefonica S.A.................    2,340,815
                                               -----------
                                                 6,963,667
                                               -----------

   SWEDEN -- 3.3%
      4,642   ABB AB+........................      537,944
      5,550   Atlas Copco AB, Series B.......      103,838
     22,740   Electrolux Company AB, Series B      351,968
    140,390   Ericsson Lm, B Shares..........    2,777,872
     31,350   Hennes & Mauritz AB, Series B..      654,088
    153,221   Nordbanken Holding AB..........    1,155,370
     24,773   Nordic Baltic Holding..........      180,685
      7,410   Sandvik AB, Series B...........      155,443
     73,774   Securitas AB, Series B.........    1,564,320
                                               -----------
                                                 7,481,528
                                               -----------

   SWITZERLAND -- 3.8%
      7,863   ABB Ltd.+......................      941,092
      2,785   Adecco S.A.....................    2,366,145
      4,620   Credit Suisse Group,
                Registered Shares............      918,987
      1,026   Nestle S.A., Registered Shares.    2,053,447
         59   Roche Holding AG,  Genusch.....      574,322
        675   Swisscom.......................      233,779
      9,924   UBS AG, Registered Shares+.....    1,453,910
                                               -----------
                                                 8,541,682
                                               -----------

   TAIWAN -- 1.0%
    109,000   Hon Hai Precision Industry
                Company Ltd..................      986,233
    245,840   Taiwan Semiconductor
                Manufacturing Company........    1,168,190
                                               -----------
                                                 2,154,423
                                               -----------

   UNITED KINGDOM -- 17.9%
     26,000   Abbey National Plc.............      310,791
     34,433   AstraZeneca Group Plc..........    1,607,302
     27,980   B G Group Plc..................      180,777
     66,000   Baltimore Tech Ord.............      502,319
    107,000   BP Amoco Common Stock..........    1,026,457
    163,000   Cable & Wireless Plc...........    2,759,848
     94,436   Cadbury Schweppes Plc..........      620,147
     28,000   Celltech Group Plc+............      542,295
     41,600   Centrica Plc+..................      138,794
    153,000   Compass Group Plc..............    2,015,244

                                                  VALUE
   SHARES                                        (NOTE 1)
   ------                                        --------
     UNITED KINGDOM -- (CONTINUED)
    114,064   Diageo Plc.....................  $ 1,023,460
     31,000   Electrocomponents Plc..........      318,258
      7,000   GKN Plc........................       89,288
    135,900   Glaxo Wellcome Plc.............    3,962,495
     18,200   Hays Plc.......................      101,479
     26,000   HSBC Holdings Plc..............      296,838
     91,000   Kingfisher Plc.................      828,218
     45,000   Ladbroke Group Plc.............      157,968
     64,500   Marconi Plc....................      839,316
    286,000   Reed International Plc.........    2,488,292
     62,000   Rio Tinto Plc..................    1,013,172
    184,520   Royal Bank of Scotland Group Plc   3,087,920
    370,000   Shell Transport & Trading
                Company .....................    3,087,555
     42,000   Smith (David S.) Holdings Plc..      100,727
    166,900   SmithKline Beecham Plc.........    2,184,439
     58,000   Standard Chartered Plc.........      722,263
    124,800   Tesco Plc......................      388,056
    176,364   Tomkins Plc....................      572,407
     84,857   Unilever Plc...................      513,588
     32,200   United News & Media Plc........      462,857
  1,457,634   Vodafone AirTouch Plc..........    5,888,806
    145,000   WPP Group Plc..................    2,117,205
                                               -----------
                                                39,948,581
                                               -----------
              Total Common Stock
                (Cost $166,419,600)..........  212,526,932
                                               -----------

PREFERRED STOCK -- 1.8%
   AUSTRALIA -- 0.9%
    163,107   News Corporation (The) Ltd.....    1,967,018
                                               -----------

   BRAZIL -- 0.9%
  2,204,000   Banco Itau S.A. PN Shares of NPV     193,698
     50,535   Petroleo Brasiliero S.A.
                Petrobras ...................    1,527,133
  9,567,586   Telecomunicacoes de Sao Paulo..      179,681
  8,552,056   Telesp Celular Participacoes
                S.A.+ .......................      154,587
                                               -----------
                                                 2,055,099
                                               -----------
              Total Preferred Stock
                (Cost $3,255,664)............    4,022,117
                                               -----------
TOTAL INVESTMENTS
   (COST $169,675,264*)..............   97.0%  216,549,049
OTHER ASSETS AND LIABILITIES
   (NET).............................    3.0%    6,768,641
                                      ------- ------------

NET ASSETS...........................  100.0% $223,317,690
                                      ======= ============

                       See Notes to Financial Statements.

-------------------------------
STATEMENT OF NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST

                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                            JUNE 30, 2000 (UNAUDITED)


                                                   VALUE
                                                 (NOTE 1)
                                                 --------

NET ASSETS CONSIST OF:
Undistributed net investment income..........  $    116,319
Accumulated net realized gains on investments,
  foreign currencies and net other assets....    18,211,725
Net unrealized appreciation of investments,
  foreign currencies and net other assets....    46,882,027
Paid-in capital..............................   158,107,619
                                               ------------

TOTAL NET ASSETS.............................  $223,317,690
                                               ============

NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding ...............................  $      17.64
                                               ============

Number of Portfolio shares outstanding.......    12,657,026
                                               ============
--------------------
       * Aggregate cost for federal tax purposes.
       + Non-income producing security.

Abbreviations:
 ADR -- American Depositary Receipt
 ADS -- American Depositary Shares
 (F) -- Foreign or Alien Shares
 GDR -- Global Depositary Receipt
 Ord.-- Ordinary

At June 30, 2000, sector diversification of the Portfolio was as follows:

                                         % OF             VALUE
SECTOR DIVERSIFICATION                 NET ASSETS        (NOTE 1)
----------------------                 ----------        --------
COMMON STOCK:
Telecommunications..................      21.9%       $49,008,796
Electronics and Instruments.........      12.7%        28,257,076
Health and Personal Care............       9.8%        21,996,427
Banking.............................       9.5%        21,295,851
Broadcasting and Publishing.........       7.2%        16,045,842
Financial Services..................       7.0%        15,690,737
Energy..............................       5.5%        12,371,358
Multi Industry......................       5.4%        12,168,825
Insurance...........................       3.4%         7,551,167
Food and Grocery Products...........       2.4%         5,254,220
Computers and Communication.........       2.3%         5,063,666
Retail Trade........................       1.6%         3,467,312
Utilities...........................       1.4%         3,115,631
Real Estate.........................       1.3%         2,925,117
Metals and Mining...................       0.6%         1,365,499
Machinery and Engineering Services..       0.6%         1,350,783
Diversified Industrial Manufacturing       0.6%         1,342,916
Construction and Building Materials.       0.5%         1,085,106
Entertainment and Leisure...........       0.4%           930,185
Household Products..................       0.4%           865,556
Textiles and Apparel................       0.2%           515,460
Chemicals...........................       0.2%           365,278
Transport and Storage...............       0.1%           304,112
Forestry and Paper Products.........       0.0%#          100,727
Automotive..........................       0.0%#           89,285
                                         ------      ------------
TOTAL COMMON STOCK..................      95.2%       212,526,932
TOTAL PREFERRED STOCK...............       1.8%         4,022,117
                                         ------      ------------
TOTAL INVESTMENTS...................      97.0%       216,549,049
OTHER ASSETS AND LIABILITIES........       3.0%         6,768,641
                                         ------      ------------
NET ASSETS..........................     100.0%      $223,317,690
                                         ======      ============
--------------------
#  Amount represents less than 0.1%

                       See Notes to Financial Statements.

-------------------------------
STATEMENTS OF OPERATIONS
-------------------------------

                              ENDEAVOR SERIES TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                ----------                     ----------                       ----------
                                                  DREYFUS          U.S.          ENDEAVOR        ENDEAVOR
                                                 SMALL CAP      GOVERNMENT         ASSET         ENHANCED         ENDEAVOR
                                                   VALUE        SECURITIES      ALLOCATION         INDEX         HIGH YIELD
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                ----------     ----------      ----------       ---------       ----------
INVESTMENT INCOME:
Dividends .............................        $   701,539     $        --     $   913,721      $ 1,051,070     $        --
Interest ..............................             61,607       2,424,771       3,798,308          112,568         903,659
Foreign taxes withheld ................                 --              --              --           (4,320)             --
                                               -----------     -----------     -----------      -----------     -----------
   Total Investment Income ............            763,146       2,424,771       4,712,029        1,159,318         903,659
                                               -----------     -----------     -----------      -----------     -----------
EXPENSES:
Investment management fee (Note 2) ....            803,686         249,446       1,538,756          597,123          80,012
Administration fees (Note 2) ..........             20,290          12,295          47,051           17,166          18,151
Custodian fees (Note 2) ...............             28,361          33,590          35,780           20,222           4,432
Transfer agent fees ...................                313             198             697              191              25
Marketing fees paid indirectly (Note 2)            347,174              --          30,190               --              --
Professional fees .....................             21,175           9,746          51,181           10,851           2,386
Amortization of organization costs (Note 5)             --              --              --            2,492           2,675
Trustees' fees and expenses (Note 2) ..              5,968           2,337          12,021            3,503           1,253
Printing fees .........................              4,380           1,969          10,149            1,897             500
Insurance fees ........................              2,906           1,328           6,496            2,097             295
Other .................................              8,851           4,202          21,698            6,512           5,222
                                               -----------     -----------     -----------      -----------     -----------
   Subtotal ...........................          1,243,104         315,111       1,754,019          662,054         114,951
Fees paid indirectly (Note 2) .........           (347,174)             --         (30,190)              --              --
Credits allowed by the custodian (Note 2)               --         (29,579)             --               --          (2,244)
                                               -----------     -----------     -----------      -----------     -----------
   Total net expenses .................            895,930         285,532       1,723,829          662,054         112,707
                                               -----------     -----------     -----------      -----------     -----------
NET INVESTMENT INCOME/(LOSS) ..........           (132,784)      2,139,239       2,988,200          497,264         790,952
                                               -----------     -----------     -----------      -----------     -----------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY (NOTES 1 AND 3):
Net realized gain/(loss) on:
   Investments ........................         20,631,248        (135,539)     23,447,696         (454,221)         (1,012)
   Futures contracts ..................                 --        (441,520)         65,855         (407,407)             --
   Forward foreign exchange contracts .                 --              --              --               --           1,172
   Foreign currencies and net other assets              --              --              --               --             172
                                               -----------     -----------     -----------      -----------     -----------
Net realized gain/(loss) on investments and
   foreign currency during the period           20,631,248        (577,059)     23,513,551         (861,628)            332
                                               -----------     -----------     -----------      -----------     -----------
Net change in unrealized appreciation/
  depreciation of:
   Investments ........................         (1,339,040)      1,984,314      (4,766,291)      (2,175,764)       (640,017)
   Futures contracts ..................                 --        (182,699)       (336,099)        (181,468)             --
   Forward foreign exchange contracts .                 --              --              --               --              --
   Foreign currencies and net other assets              --              --              --               --              --
                                               -----------     -----------     -----------      -----------     -----------
Net change in unrealized
   appreciation/depreciation of investments
   and foreign currency during the period       (1,339,040)      1,801,615      (5,102,390)      (2,357,232)       (640,017)
                                               -----------     -----------     -----------      -----------     -----------
Net realized and unrealized gain/(loss) on
   investments and foreign currency
   during the period ..................         19,292,208       1,224,556      18,411,161       (3,218,860)       (639,685)
                                               -----------     -----------     -----------      ------------    -----------
NET INCREASE/(DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS            $19,159,424     $ 3,363,795     $21,399,361      $(2,721,596)    $   151,267
                                               ===========     ===========     ===========      ===========     ===========
                                               -----------                     -----------                      -----------

                       See Notes to Financial Statements.

                   -----------                   -----------                    ----------                     -------------
                                                                                  T. ROWE         T. ROWE        T. ROWE
      ENDEAVOR      ENDEAVOR        ENDEAVOR                       ENDEAVOR        PRICE           PRICE          PRICE
       JANUS         MONEY        OPPORTUNITY      ENDEAVOR         VALUE         EQUITY          GROWTH       INTERNATIONAL
      GROWTH         MARKET          VALUE          SELECT         EQUITY         INCOME           STOCK          STOCK
     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
   -----------     ---------      -----------     ----------      ---------      ---------       ---------     -------------
  $    925,325    $         --   $    233,018   $    119,256   $  1,461,019    $ 3,409,885     $    960,548     $  1,798,108
     2,747,903       3,552,360        401,789         87,598         40,149        288,123          253,837            3,194
          (445)            --              --         (3,493)            --        (10,204)         (20,550)        (198,259)
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------
     3,672,783       3,552,360        634,807        203,361       1,501,168     3,687,804        1,193,835        1,603,043
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------
     4,332,242         290,027        166,852        264,346        754,390        967,745        1,074,294        1,012,716
        44,123          11,378          4,201         22,377         24,586         33,232           28,732           21,876
        32,539           6,449          3,957         20,667         10,301         18,639           25,582          209,439
           945             198            100             49            448            497              399              381
            --              --         16,528             --         28,844          1,652            5,635               --
        66,474           9,391          2,909          4,128         27,000         25,946           17,462           20,213
            --              --          2,590          4,676             --             --               --               --
        19,599           3,296            708          1,343          7,458          6,143            4,715            5,447
        16,654             895          1,088            636          6,465          3,711            5,622            4,193
        16,444           1,790            692            655          3,387          3,999            4,033            3,496
        15,370           3,935          1,542          1,690          9,055         10,761            7,882           15,906
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------
     4,544,390         327,359        201,167        320,567        871,934      1,072,325        1,174,356        1,293,667
            --              --        (16,528)            --        (28,844)        (1,652)          (5,635)              --
        (1,764)           (569)          (752)        (3,872)          (357)            --             (753)        (201,037)
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------
     4,542,626         326,790        183,887        316,695        842,733      1,070,673        1,167,968        1,092,630
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------
      (869,843)      3,225,570        450,920       (113,334)       658,435      2,617,131           25,867          510,413
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------




    25,232,056            (235)      (771,253)     4,171,471     (7,333,523)    11,529,080       20,762,414       19,015,331
            --              --             --             --             --             --               --              --
            --              --             --             --             --             --               --              --
        11,146              --             --        (77,702)            --         (9,172)        (163,978)        (139,150)
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------

    25,243,202            (235)      (771,253)     4,093,769     (7,333,523)    11,519,908       20,598,436       18,876,181
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------


   (46,911,171)             --       (951,356)    (6,711,478)    (5,358,784)   (22,612,808)         406,735      (28,551,452)
            --              --             --             --             --             --               --               --
            --              --             --             --             --             --           (5,285)              --
            --              --             --         11,786             --         (3,636)           6,994           10,761
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------


   (46,911,171)             --       (951,356)    (6,699,692)    (5,358,784)   (22,616,444)         408,444      (28,540,691)
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------


   (21,667,969)           (235)    (1,722,609)    (2,605,923)   (12,692,307)   (11,096,536)      21,006,880       (9,664,510)
  ------------    ------------   ------------   ------------   ------------    -----------     ------------     ------------

  $(22,537,812)   $  3,225,335   $ (1,271,689)   $(2,719,257)  $(12,033,872)   $(8,479,405)    $ 21,032,747     $ (9,154,097)
  ============    ============   ============    ===========   ============    ===========     ============     ============
                   -----------                   -----------                    ----------                     -------------

                       See Notes to Financial Statements.

-------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------

                              ENDEAVOR SERIES TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                -----------                    -----------                          -----------
                                                  DREYFUS          U.S.          ENDEAVOR          ENDEAVOR
                                                 SMALL CAP      GOVERNMENT         ASSET           ENHANCED          ENDEAVOR
                                                   VALUE        SECURITIES      ALLOCATION          INDEX           HIGH YIELD
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                ------------   ------------    -----------       ------------       -----------
Net investment income/(loss) ................   $   (132,784)  $  2,139,239    $   2,988,200     $    497,264     $    790,952
Net realized gain/(loss) on investments,
   futures contracts, forward foreign
   exchange contracts, foreign
   currencies and net other assets
   during the period ........................     20,631,248       (577,059)      23,513,551         (861,628)             332
Net change in unrealized appreciation/
   depreciation of investments, futures
   contracts, forward foreign exchange
   contracts, foreign currencies and net
   other assets during the period ...........     (1,339,040)     1,801,615       (5,102,390)      (2,357,232)        (640,017)
                                                ------------   ------------    -------------     ------------     ------------
Net increase/(decrease) in net assets
   resulting from operations ................     19,159,424      3,363,795       21,399,361       (2,721,596)         151,267
Distributions to shareholders from net
   investment income ........................             --     (4,743,313)      (5,838,631)        (767,531)      (1,105,820)
Distributions to shareholders from
   net realized gains .......................    (31,946,414)            --      (32,107,241)      (9,775,182)              --
Net increase/(decrease) in net assets
   from Portfolio share transactions
   (Note 4) .................................     37,912,376     (9,195,015)      16,966,863       29,227,723        3,308,191
                                                ------------   ------------    -------------     ------------     ------------
Net increase/(decrease) in net assets .......     25,125,386    (10,574,533)         420,352       15,963,414        2,353,638

NET ASSETS:
Beginning of period .........................    187,802,743     83,776,857      414,925,798      153,966,703       20,014,691
                                                ------------   ------------    -------------     ------------     ------------
End of period ...............................   $212,928,129   $ 73,202,324    $ 415,346,150     $169,930,117     $ 22,368,329
                                                ============   ============    =============     ============     ============
Undistributed net investment
   income/(loss).............................   $   (132,784)  $  2,138,617    $   2,986,599     $    496,394     $    790,823
                                                ============   ============    =============     ============     ============
                                                -----------                    -----------                          -----------

---------------------

                       See Notes to Financial Statements.

                   -----------                   -----------                    ----------                     -------------
                                                                                  T. ROWE         T. ROWE         T. ROWE
    ENDEAVOR        ENDEAVOR      ENDEAVOR                       ENDEAVOR          PRICE           PRICE           PRICE
      JANUS           MONEY      OPPORTUNITY      ENDEAVOR         VALUE          EQUITY          GROWTH       INTERNATIONAL
     GROWTH          MARKET         VALUE          SELECT         EQUITY          INCOME           STOCK           STOCK
   PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------    ------------   ------------   ------------   ------------    -------------   ------------    -------------
$     (869,843)   $  3,225,570   $    450,920   $   (113,334)  $    658,435    $   2,617,131   $     25,867     $    510,413




    25,243,202            (235)      (771,253)     4,093,769     (7,333,523)      11,519,908     20,598,436       18,876,181




   (46,911,171)             --       (951,356)    (6,699,692)    (5,358,784)     (22,616,444)       408,444      (28,540,691)
--------------    ------------   ------------   ------------   ------------    -------------   ------------     ------------

   (22,537,812)      3,225,335     (1,271,689)    (2,719,257)   (12,033,872)      (8,479,405)    21,032,747       (9,154,097)

            --      (3,225,570)      (615,554)            --     (1,793,729)      (4,934,396)      (255,091)        (325,017)

            --          (4,551)    (2,412,034)    (4,814,106)   (28,955,230)     (22,192,187)   (27,337,593)     (22,597,665)


    53,086,512     (18,572,867)       408,296     22,622,700      9,020,466        6,639,760     39,402,915       26,739,630
--------------    ------------   ------------   ------------   ------------    -------------   ------------     ------------
    30,548,700     (18,577,653)    (3,890,981)    15,089,337    (33,762,365)     (28,966,228)    32,842,978       (5,337,149)


 1,065,191,106     134,778,714     44,899,642     40,769,874    209,653,282      264,718,226    257,879,065      228,654,839
--------------    ------------   ------------   ------------   ------------    -------------   ------------     ------------
$1,095,739,806    $116,201,061   $ 41,008,661   $ 55,859,211   $175,890,917    $ 235,751,998   $290,722,043     $223,317,690
==============    ============   ============   ============   ============    =============   ============     ============
$     (869,843) $           --   $    450,669   $   (156,841)  $    657,573 $      2,759,509   $     25,115     $    116,319
==============    ============   ============   ============   ============    =============   ============     ============
                   -----------                   -----------                    ----------                     -------------

                       See Notes to Financial Statements.

--------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------

                              ENDEAVOR SERIES TRUST
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                -----------                    ------------                      ----------
                                                  DREYFUS          U.S.          ENDEAVOR        ENDEAVOR
                                                 SMALL CAP      GOVERNMENT         ASSET         ENHANCED         ENDEAVOR
                                                   VALUE        SECURITIES      ALLOCATION         INDEX         HIGH YIELD
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                -----------    ------------    -------------   ------------     ------------
Net investment income/(loss) ................   $   (456,820)  $  4,759,820    $   5,833,153   $    762,104     $  1,101,622
Net realized gain/(loss) on investments,
   futures contracts, forward foreign
   exchange contracts, foreign
   currencies and net other assets
   during the period ........................     32,661,115     (1,839,096)      32,726,896      9,540,043         (172,330)
Net change in unrealized appreciation/
   depreciation of investments, futures
   contracts, forward foreign exchange
   contracts, foreign currencies and net
   other assets during the period ...........      9,954,170     (3,653,040)      50,143,643      7,506,141         (185,280)
                                                ------------   ------------    -------------   ------------     ------------
Net increase/(decrease) in net assets
   resulting from operations ................     42,158,465       (732,316)      88,703,692     17,808,288          744,012
Distributions to shareholders from net
   investment income ........................             --     (3,363,808)      (6,134,468)      (185,617)        (252,489)
Distributions to shareholders from
   net realized gains .......................    (16,262,533)    (1,591,479)     (81,460,029)    (4,083,582)              --
Net increase/(decrease) in net assets
   from Portfolio share transactions
   (Note 4) .................................      3,244,813      6,575,501       60,815,792     76,369,906        9,703,847
                                                ------------   ------------    -------------   ------------     ------------
Net increase/(decrease) in net assets .......     29,140,745        887,898       61,924,987     89,908,995       10,195,370

NET ASSETS:
Beginning of period .........................    158,661,998     82,888,959      353,000,811     64,057,708        9,819,321
                                                ------------   ------------    -------------   ------------     ------------
End of period ...............................   $187,802,743   $ 83,776,857    $ 414,925,798   $153,966,703     $ 20,014,691
                                                ============   ============    =============   ============     ============
Undistributed net investment
   income/(loss) ............................   $         --   $  4,742,691    $   5,837,030   $    766,661     $  1,105,691
                                                ============   ============    =============   ============     ============
                                                -----------                    ------------                      ----------
--------------------
* Endeavor Janus Growth Portfolio commenced operations on May 1, 1999.

                       See Notes to Financial Statements.

                   -----------                   -----------                    ----------                     -------------
                                                                                  T. ROWE        T. ROWE          T. ROWE
   ENDEAVOR         ENDEAVOR       ENDEAVOR                      ENDEAVOR          PRICE          PRICE            PRICE
     JANUS            MONEY       OPPORTUNITY      ENDEAVOR       VALUE           EQUITY         GROWTH        INTERNATIONAL
    GROWTH           MARKET         VALUE          SELECT        EQUITY           INCOME          STOCK            STOCK
  PORTFOLIO*        PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
--------------    ------------   ------------   ------------   ------------    -------------   ------------    -------------
 $     (483,669)  $  5,420,051   $    612,889   $    (31,423)  $  1,793,123    $   5,094,683   $    455,378     $  1,374,896




    (17,874,270)         4,557      2,412,613      6,598,244     28,956,944       21,933,905     26,967,742       22,788,587




    297,146,901             --       (854,443)     5,308,041    (37,138,973)     (18,037,263)    18,359,748       34,115,959
 --------------   ------------   ------------   ------------   ------------    -------------   ------------     ------------

    278,788,962      5,424,608      2,171,059     11,874,862     (6,388,906)       8,991,325     45,782,868       58,279,442

             --     (5,420,092)      (469,456)            --     (2,612,496)      (5,016,696)      (515,433)      (2,819,874)

             --             --       (419,666)            --     (9,660,903)     (11,857,644)   (16,771,400)      (1,807,333)


    786,402,144     33,842,375     (1,888,582)     4,030,227    (17,786,277)      10,273,031     35,081,701      (9,853,746)
 --------------   ------------   ------------   ------------   ------------    -------------   ------------     ------------
  1,065,191,106     33,846,891       (606,645)    15,905,089    (36,448,582)       2,390,016     63,577,736       43,798,489


             --    100,931,823     45,506,287     24,864,785    246,101,864      262,328,210    194,301,329      184,856,350
 --------------   ------------   ------------   ------------   ------------    -------------   ------------     ------------
 $1,065,191,106   $134,778,714   $ 44,899,642   $ 40,769,874   $209,653,282    $ 264,718,226   $257,879,065     $228,654,839
 ==============   ============   ============   ============   ============    =============   ============     ============
 $           --   $         --   $    615,303   $    (43,507)  $  1,792,867    $   5,076,774   $    254,339     $    (69,077)
 ==============   ============   ============   ============   ============    =============   ============     ============
                   -----------                   -----------                    ----------                     -------------

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                        DREYFUS SMALL CAP VALUE PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                    ENDED         YEAR             YEAR           YEAR         YEAR         YEAR
                                                  06/30/00        ENDED            ENDED          ENDED       ENDED         ENDED
                                                 (UNAUDITED)     12/31/99        12/31/98      12/31/97    12/31/96+++#   12/31/95
                                                ------------   ------------   -------------  ------------  ------------  -----------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .....   $      16.51   $      14.14   $       16.41    $    14.69  $      12.22  $    10.98
                                                ------------   ------------   -------------    ----------  ------------  ----------
   Net investment income/(loss)                        (0.01)         (0.04)          (0.03)         0.02          0.12        0.15
   Net realized and unrealized gain/(loss)
      on investments ........................           1.71           4.00           (0.13)         3.52          2.95        1.36
                                                ------------   ------------   -------------    ----------  ------------  ----------
   Net increase/(decrease) in net assets
     resulting from investment operations ...           1.70           3.96           (0.16)         3.54          3.07        1.51
                                                ------------   ------------   -------------    ----------  ------------  ----------
   DISTRIBUTIONS:
   Dividends from net investment income .....             --             --           (0.02)        (0.10)        (0.14)      (0.10)
   Distributions from net realized gains ....          (2.73)         (1.59)          (2.09)        (1.72)        (0.46)      (0.17)
                                                ------------   ------------   -------------    ----------  ------------  ----------
   Total distributions ......................          (2.73)         (1.59)          (2.11)        (1.82)        (0.60)      (0.27)
                                                ------------   ------------   -------------    ----------  ------------  ----------
   Net asset value, end of period ...........   $      15.48   $      16.51   $       14.14    $    16.41  $      14.69  $    12.22
                                                ============   ============   =============    ==========  ============  ==========
   Total return++ ...........................          10.03%         29.39%          (2.18)%       25.56%        25.63%      14.05%
                                                ============   ============   =============    ==========  ============  ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .....   $    212,928   $    187,803   $     158,662    $  146,195  $     85,803  $   52,597
   Ratio of net investment income/(loss)
      to average net assets .................          (0.13)%+       (0.28)%         (0.23)%        0.20%         0.95%       1.56%
   Ratio of net expenses to average net assets          0.89%+         0.90%           0.86%         0.91%         0.92%       0.87%
   Ratio of expenses to average net assets ..           1.24%+         1.22%           0.94%         0.91%         0.92%       0.87%
   Portfolio turnover rate ..................             95%           216%            183%          127%          171%         75%
=============================================

     +  Annualized.
    ++ Total return represents aggregate total return for the years indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.
     #  The  Dreyfus   Corporation  became  the  Portfolio's  Adviser  effective
        September 16, 1996.


                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS
                                                ENDED            YEAR            YEAR         YEAR         YEAR          YEAR
                                              06/30/00           ENDED           ENDED        ENDED        ENDED         ENDED
                                             (UNAUDITED)       12/31/99        12/31/98     12/31/97    12/31/96+++#    12/31/95
                                             ------------     -----------     ----------    ---------   ------------   ---------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period ...    $    11.53    $   12.32        $    11.87    $   11.23    $   11.39     $    9.96
                                               ----------    ---------        ----------    ---------    ---------     ---------
   Net investment income ..................          0.43         0.62              0.40         0.39         0.62          0.30
   Net realized and unrealized gain/(loss)
      on investments ......................          0.07        (0.73)             0.46         0.61        (0.44)         1.25
                                               ----------    ---------        ----------    ---------    ---------     ---------
   Net increase/(decrease) in net assets
     resulting from investment operations .          0.50        (0.11)             0.86         1.00         0.18          1.55
                                               ----------    ---------        ----------    ---------    ---------     ---------
   DISTRIBUTIONS:
   Dividends from net investment income ...         (0.75)       (0.46)            (0.41)       (0.36)       (0.22)        (0.12)
   Distributions from net realized gains ..            --        (0.22)               --           --        (0.12)           --
                                               ----------    ---------        ----------    ---------    ---------     ---------
   Total distributions ....................         (0.75)       (0.68)            (0.41)       (0.36)       (0.34)        (0.12)
                                               ----------    ---------        ----------    ---------    ---------     ---------
   Net asset value, end of period .........    $    11.28    $   11.53        $    12.32    $   11.87    $   11.23     $   11.39
                                               ==========    =========        ==========    =========    =========     =========
   Total return++ .........................          4.60%       (0.87)%            7.38%        9.15%        1.81%        15.64%
                                               ==========    =========        ==========    =========    =========     =========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...    $   73,202       $83,777       $   82,889    $  46,542    $  24,727       $12,718
   Ratio of net investment income
      to average net assets ................         5.57%+       5.52%             5.21%        5.74%        5.68%         5.58%
   Ratio of net expenses to average net assets       0.74%+       0.73%             0.72%        0.80%        0.82%         0.84%
   Ratio of expenses to average net assets           0.82%+       0.77%             0.73%        0.80%        0.82%         0.84%
   Portfolio turnover rate ................           413%         596%              615%         185%         222%          161%
-------------------------------------------

    +  Annualized.
   ++ Total return represents aggregate total return for the years indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                       ENDEAVOR ASSET ALLOCATION PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                 ENDED         YEAR          YEAR         YEAR         YEAR          YEAR
                                               06/30/00        ENDED         ENDED        ENDED        ENDED         ENDED
                                              (UNAUDITED)    12/31/99      12/31/98#    12/31/97     12/31/96      12/31/95
                                              -----------   -----------  -----------   ----------   ---------     ----------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period ...    $     22.89  $     23.89  $     22.34   $    18.84   $     16.28   $    13.48
                                               -----------  -----------  -----------   ----------   -----------   ----------
   Net investment income ..................           0.17         0.34         0.43         0.32          0.27         0.33
   Net realized and unrealized gain
      on investments ......................           0.92         4.80         3.50         3.45          2.61         2.72
                                               -----------  -----------  -----------   ----------   -----------   ----------
   Net increase in net assets resulting from
     investment operations ................           1.09         5.14         3.93         3.77          2.88         3.05
                                               -----------  -----------  -----------   ----------   -----------   ----------
   DISTRIBUTIONS:
   Dividends from net investment income              (0.33)       (0.43)       (0.32)       (0.27)        (0.32)       (0.25)
   Distributions from net realized gains ..          (1.84)       (5.71)       (2.06)       --            --           --
                                               -----------  -----------  -----------   ----------   -----------   ----------
   Total distributions ....................          (2.17)       (6.14)       (2.38)       (0.27)        (0.32)       (0.25)

   Net asset value, end of period .........    $     21.81  $     22.89  $     23.89   $    22.34   $     18.84   $    16.28
                                               ===========  ===========  ===========   ==========   ===========   ==========
   Total return++ .........................           5.38%       26.39%       18.39%       20.14%        17.82%       22.91%
                                               ===========  ===========  ===========   ==========   ===========   ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...    $   415,346  $   414,926  $   353,001   $  303,102   $   240,210   $  198,876
   Ratio of net investment income to average
      net assets ..........................           1.45%+       1.58%        1.97%        1.61%         1.59%        2.12%
   Ratio of net expenses to average net assets        0.84%+       0.84%        0.78%        0.84%         0.85%        0.84%
   Ratio of expenses to average net assets            0.85%+       0.87%        0.80%        0.84%         0.85%        0.84%
   Portfolio turnover rate ................             74%         220%         262%          67%           58%          93%
===========================================

     +  Annualized.
    ++  Total return represents aggregate total return for the years indicated.
     # Morgan Stanley Asset Management became the Portfolio's Adviser effective April 1, 1998.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                        ENDEAVOR ENHANCED INDEX PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    SIX MONTHS
                                                                       ENDED           YEAR           YEAR          PERIOD
                                                                     06/30/00          ENDED          ENDED         ENDED
                                                                    (UNAUDITED)      12/31/99        12/31/98      12/31/97*
                                                                   ------------     ----------      ----------    -----------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .........................      $18.16       $     16.08     $    12.29    $    10.00
                                                                    ---------       -----------     ----------    ----------
   Net investment income ........................................        0.04              0.08           0.04          0.02
   Net realized and unrealized gain/(loss) on  investments ......       (0.44)             2.78           3.81          2.27
                                                                    ---------       -----------     ----------    ----------
   Net increase/(decrease) in net assets resulting
      from investment operations ................................       (0.40)             2.86           3.85          2.29
                                                                    ---------       -----------     ----------    ----------
   DISTRIBUTIONS:
   Dividends from net investment income .........................       (0.08)            (0.03)         (0.02)           --
   Distributions from net realized gains ........................       (1.03)            (0.75)         (0.04)           --
                                                                    ---------       -----------     ----------    ----------
   Total distributions ..........................................       (1.11)            (0.78)         (0.06)           --
                                                                    ---------       -----------     ----------    ----------
   Net asset value, end of period ...............................   $   16.65       $     18.16     $    16.08    $    12.29
                                                                    =========       ===========     ==========    ==========
   Total return++ ...............................................       (1.98)%           18.16%         31.39%        22.90%
                                                                    =========       ===========     ==========    ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .........................   $ 169,930       $   153,967     $   64,058    $   19,811
   Ratio of net investment income to average net assets .........        0.62%+            0.73%          0.48%         0.55%+
   Ratio of net expenses to average net assets ..................        0.83%+            0.78%          1.10%         1.30%+
   Ratio of expenses to average net assets ......................        0.83%+            0.78%          1.10%         1.30%+
   Ratio of net expenses to average net assets before waivers ...          --              0.78%          1.10%         1.56%+
   Portfolio turnover rate ......................................          27%               56%            78%            6%
====================================================

     *  The Portfolio commenced operations on May 2, 1997.
     +  Annualized.
    ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                          ENDEAVOR HIGH YIELD PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    SIX MONTHS
                                                                                      ENDED           YEAR        PERIOD
                                                                                     06/30/00         ENDED        ENDED
                                                                                    (UNAUDITED)     12/31/99     12/31/98*
                                                                                    -----------     ---------    ---------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .........................                   $     10.09     $    9.69    $   10.00
                                                                                    -----------     ---------    ---------
   Net investment income ........................................                          0.31          0.47         0.25
   Net realized and unrealized gain/(loss) on investments .......                         (0.24)         0.09        (0.56)
                                                                                    -----------     ---------    ---------
   Net increase/(decrease) in net assets resulting from
     investment operations ......................................                          0.07          0.56        (0.31)
                                                                                    -----------     ---------    ---------
   DISTRIBUTIONS:
   Dividends from net investment income .........................                         (0.53)        (0.16)          --
                                                                                    -----------     ---------    ---------
   Total distributions ..........................................                         (0.53)        (0.16)          --
                                                                                    -----------     ---------    ---------
   Net asset value, end of period ...............................                   $      9.63     $   10.09    $    9.69
                                                                                    ===========     =========    ==========
   Total return++ ...............................................                         0.79%          5.82%       (3.10)%
                                                                                    ===========     =========    ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .........................                   $    22,368     $  20,015    $   9,819
   Ratio of net investment income to average net assets .........                          7.64%+        7.07%        6.43%+
   Ratio of net expenses to average net assets ..................                          1.09%+        1.22%        1.30%+
   Ratio of expenses to average net assets ......................                          1.11%+        1.25%        1.43%+
   Ratio of net expenses to average net assets before waivers ...                            --          1.27%        1.58%+
   Portfolio turnover rate ......................................                            31%           77%          26%
======================================================

     *  The Portfolio commenced operations on June 1, 1998.
     +  Annualized.
    ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                         ENDEAVOR JANUS GROWTH PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   SIX MONTHS
                                                                                     ENDED           PERIOD
                                                                                    06/30/00          ENDED
                                                                                   (UNAUDITED)       12/31/99*
                                                                                  ------------      ---------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period ......................................    $      95.37     $     69.88
                                                                                  ------------     -----------
   Net investment loss .......................................................           (0.07)          (0.04)
   Net realized and unrealized gain/(loss) on investments ....................           (1.70)          25.53
                                                                                  ------------     -----------
   Net increase/(decrease) in net assets resulting from investment
     operations ..............................................................           (1.77)          25.49
                                                                                  ------------     -----------
   Net asset value, end of period ............................................    $      93.60     $     95.37
                                                                                  =============    ===========
   Total return++ ............................................................            (1.86)%        36.48%
                                                                                  =============    ===========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ......................................    $   1,095,740     $1,065,191
   Ratio of net investment loss to average net assets ........................            (0.16)%+       (0.09)%+
   Ratio of net expenses to average net assets ...............................            0.82%+          0.83%+
   Ratio of expenses to average net assets ...................................            0.82%+          0.83%+
   Ratio of net expenses to average net assets before waivers ................              --            0.83%+
   Portfolio turnover rate ...................................................              22%             43%
======================================================

     *  The Portfolio commenced operations on May 1, 1999.
     +  Annualized.
    ++  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                         ENDEAVOR MONEY MARKET PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS
                                                  ENDED         YEAR         YEAR          YEAR         YEAR         YEAR
                                                06/30/00        ENDED        ENDED         ENDED        ENDED        ENDED
                                               (UNAUDITED)    12/31/99     12/31/98#     12/31/97     12/31/96     12/31/95
                                               -----------   ----------    ---------     --------    ----------    --------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period ...    $      1.00   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                               -----------   ----------    ----------   ----------   ----------   ----------
   Net investment income ..................         0.0277       0.0465        0.0485       0.0498       0.0479       0.0540
                                               -----------   ----------    ----------   ----------   ----------   ----------
   DISTRIBUTIONS:
   Dividends from net investment income ...        (0.0277)     (0.0465)      (0.0485)     (0.0498)     (0.0479)     (0.0540)
                                               -----------   ----------    ----------   ----------   ----------   ----------
   Net asset value, end of period .........    $      1.00   $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                               ===========   ==========    ========== ============   ==========   ==========
   Total return++ .........................           2.80%        4.75%         4.96%        5.07%        4.91%        5.54%
                                               ===========   ==========    ==========   ==========   ==========   ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...    $   116,201   $  134,779    $  100,932   $   51,162   $   41,545   $   27,551
   Ratio of net investment income to
      average net assets ..................           5.55%+       4.67%         4.92%        4.99%        4.81%        5.37%
   Ratio of net expenses to average net assets        0.56%+       0.55%         0.60%        0.60%        0.60%        0.60%
   Ratio of expenses to average net assets            0.56%+       0.55%         0.60%        0.60%        0.60%        0.60%
 ===================================================

     +  Annualized.
    ++ Total return represents aggregate total return for the years indicated.
     # Morgan Stanley Asset Management  became the Portfolio's Adviser effective
       April 1, 1998.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           SIX MONTHS
                                                              ENDED         YEAR          YEAR          YEAR         PERIOD
                                                            06/30/00        ENDED         ENDED         ENDED         ENDED
                                                           (UNAUDITED)    12/31/99      12/31/98      12/31/97      12/31/96*
                                                            ----------    ---------    ----------    ----------    ---------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .............       $    12.56    $   12.22    $    11.75    $    10.06    $   10.00
                                                            ----------    ---------    ----------    ----------    ---------
   Net investment income/(loss) .....................             0.14         0.18          0.11          0.07           --
   Net realized and unrealized gain/(loss)
     on investments .................................            (0.48)        0.41          0.50          1.62         0.06
                                                            ----------    ---------    ----------    ----------    ---------
   Net increase/(decrease) in net assets resulting
     from investment operations .....................            (0.34)        0.59          0.61          1.69         0.06
                                                            ----------    ---------    ----------    ----------    ---------
   DISTRIBUTIONS:
   Dividends from net investment income .............            (0.18)       (0.13)        (0.05)           --           --
   Distributions from net realized gains ............            (0.72)       (0.12)        (0.09)           --           --
                                                            ----------    ---------    ----------    ----------    ---------
   Total distributions ..............................            (0.90)       (0.25)        (0.14)           --           --
                                                            ----------    ---------    ----------    ----------    ---------
   Net asset value, end of period ...................       $    11.32    $   12.56    $    12.22    $    11.75    $   10.06
                                                            ==========    =========    ==========    ==========    =========
   Total return++ ...................................            (2.82)%       4.79%         5.18%        16.81%        0.60%
                                                            ==========    =========    ==========    ==========    =========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .............       $   41,009    $  44,900    $   45,506    $   26,802    $     701
   Ratio of net investment income/(loss) to average
     net assets ......................................            2.16%+       1.34%         1.22%         1.34%       (1.09)%+
   Ratio of net expenses to average net assets .......            0.88%+       0.85%         0.98%         1.15%        1.30%+
   Ratio of expenses to average net assets ...........            0.96%+       0.91%         1.00%         1.15%        1.30%+
   Ratio of net expenses to average net assets
     before waivers ..................................              --         0.91%         1.00%         1.16%       12.69%+
   Portfolio turnover rate ...........................              38%          48%           43%           44%           0%
==================================================

     *  The Portfolio commenced operations on November 18, 1996.
     +  Annualized.
    ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                            ENDEAVOR SELECT PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      SIX MONTHS
                                                                         ENDED            YEAR          PERIOD
                                                                        06/30/00         ENDED          ENDED
                                                                      (UNAUDITED)       12/31/99     12/31/98*+++
                                                                      -----------       --------     -------------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .................              $    15.77     $    10.66      $    10.00
                                                                       ----------     ----------      ----------
   Net investment income/(loss) .........................                   (0.04)         (0.01)           0.07
   Net realized and unrealized gain/(loss) on investments                   (0.74)          5.12            0.59
                                                                       ----------     ----------      ----------
   Net increase/(decrease) in net assets resulting from
     investment operations ..............................                   (0.78)          5.11            0.66
                                                                       ----------     ----------      ----------
   DISTRIBUTIONS:
   Distributions from net realized gains ................                   (1.36)            --              --
                                                                       ----------     ----------      ----------
   Total distributions ..................................                   (1.36)            --              --
                                                                       ----------     ----------      ----------
   Net asset value, end of period .......................              $    13.63      $   15.77      $    10.66
                                                                       ==========     ==========      ==========
   Total return++ .......................................                   (4.41)%        47.84%           6.60%
                                                                       ==========     ==========      ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .................              $   55,859      $  40,770      $   24,865
   Ratio of net investment income/(loss) to average net
     assets                                                                 (0.45)%+       (0.12)%          0.75%+
   Ratio of net expenses to average net assets ..........                    1.27%+         1.48%           1.49%+
   Ratio of expenses to average net assets ..............                    1.29%+         1.49%           1.49%+
   Ratio of net expenses to average net assets before
     waivers ............................................                      --           1.49%           1.55%+
   Portfolio turnover rate ..............................                     162%           157%            128%
==================================================

      * The Portfolio commenced operations on February 3, 1998.
      + Annualized.
     ++ Total return represents aggregate total return for the periods indicated.
    +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST
                         ENDEAVOR VALUE EQUITY PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                 ENDED          YEAR          YEAR         YEAR          YEAR         YEAR
                                               06/30/00         ENDED         ENDED        ENDED         ENDED        ENDED
                                              (UNAUDITED)     12/31/99      12/31/98     12/31/97     12/31/96+++   12/31/95
                                              -----------   -----------   -----------  -----------   ------------   --------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .......$     19.99   $    21.68   $    20.70  $     17.21   $     14.23  $    10.69
                                               -----------   ----------   ----------  -----------   -----------  ----------
   Net investment income ......................       0.08         0.18         0.22         0.20          0.20        0.15
   Net realized and unrealized gain/(loss)
      on investments ..........................      (1.15)       (0.72)        1.36         3.96          3.15        3.52
                                               -----------   ----------   ----------  -----------   -----------  ----------
   Net increase/(decrease) in net assets
     resulting from investment operations .....      (1.07)       (0.54)        1.58         4.16          3.35        3.67
                                               -----------   ----------   ----------  -----------   -----------  ----------
   DISTRIBUTIONS:
   Dividends from net investment income .......      (0.19)       (0.24)       (0.22)       (0.14)        (0.13)      (0.09)
   Distributions from net realized gains ......      (3.05)       (0.91)       (0.38)       (0.53)        (0.24)      (0.04)
                                               -----------   ----------   ----------  -----------   -----------  ----------
   Total distributions ........................      (3.24)       (1.15)       (0.60)       (0.67)        (0.37)      (0.13)
                                               -----------   ----------   ----------  -----------   -----------  ----------
   Net asset value, end of period .............$     15.68   $    19.99   $    21.68  $     20.70   $     17.21  $    14.23
                                               ===========   ==========   ==========  ===========   ===========  ==========
   Total return++ .............................      (5.89)%      (3.06)%       7.56%       24.81%        23.84%      34.59%
                                               ===========   ==========   ==========  ===========   ===========  ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .......$   175,891   $  209,653   $  246,102  $   216,039   $   127,927  $   68,630
   Ratio of net investment income to
      average net assets ......................       0.70%+       0.77%        1.10%        1.39%         1.29%       1.56%
   Ratio of net expenses to average net assets        0.90%+       0.88%        0.84%        0.89%         0.91%       0.86%
   Ratio of expenses to average net assets ....       0.93%+       0.95%        0.85%        0.89%         0.91%       0.86%
   Portfolio turnover rate ....................          1%          51%          19%          16%           27%         28%
================================================

     +  Annualized.
    ++  Total return represents aggregate total return for the years indicated.
   +++  Per share  amounts have been  calculated  using the average  share method which more  appropriately  presents the per share data for the year since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      T. ROWE PRICE EQUITY INCOME PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED          YEAR          YEAR          YEAR         YEAR           PERIOD
                                             06/30/00         ENDED         ENDED         ENDED        ENDED           ENDED
                                            (UNAUDITED)     12/31/99      12/31/98      12/31/97    12/31/96+++    12/31/95*+++
                                            -----------    ----------    -----------   ----------  -------------  --------------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period ...  $     19.50   $     20.04   $     19.34   $     15.49   $    13.05     $    10.00
                                             -----------   -----------   -----------   -----------   ----------     ----------
   Net investment income ..................         0.21          0.38          0.35          0.25         0.41           0.34
   Net realized and unrealized gain/(loss)
      on investments ......................        (0.72)         0.42          1.33          4.06         2.17           2.71
                                             ------------  ------------  -----------   -----------   ----------     ----------
   Net increase/(decrease) in net assets resulting
      from investment operations ..........        (0.51)         0.80          1.68          4.31         2.58           3.05
                                             ------------  ------------  -----------   -----------   ----------     ----------
   DISTRIBUTIONS:
   Dividends from net investment income ...        (0.39)        (0.40)        (0.28)        (0.19)       (0.10)            --
   Distributions from net realized gains ..        (1.76)        (0.94)        (0.70)        (0.27)       (0.04)            --
                                             -----------   -----------   -----------   -----------   ----------     ----------
   Total distributions ....................        (2.15)        (1.34)        (0.98)        (0.46)       (0.14)            --
                                             -----------   -----------   -----------   -----------   ----------     ----------
   Net asset value, end of period .........  $     16.84   $     19.50   $     20.04   $     19.34   $    15.49     $    13.05
                                             ===========   ===========   ===========   ===========   ==========     ==========
   Total return++ .........................        (3.11)%        3.47%         8.81%        28.27%       19.88%         30.50%
                                             ===========   ===========   ===========   ===========   ==========     ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)      $   235,752   $   264,718   $   262,328  $    197,228   $   78,251     $   21,910
   Ratio of net investment income to
      average net assets ..................         2.17%+        1.89%         2.18%         2.47%        2.89%          3.24%+
   Ratio of net expenses to average net assets      0.89%+        0.87%         0.85%         0.94%        0.96%          1.15%+
   Ratio of expenses to average net assets          0.89%+        0.88%         0.85%         0.94%        0.96%          1.15%+
   Portfolio turnover rate ................           20%           35%           20%           23%          19%            16%
=================================================

      * The Portfolio commenced operations on January 3, 1995.
      + Annualized.
     ++ Total return represents aggregate total return for the periods indicated.
    +++ Per share  amounts have been  calculated  using the average share method which more  appropriately  presents the per share data for the periods  since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED           YEAR          YEAR          YEAR         YEAR           PERIOD
                                             06/30/00          ENDED         ENDED         ENDED        ENDED           ENDED
                                            (UNAUDITED)      12/31/99      12/31/98      12/31/97    12/31/96+++    12/31/95*+++
                                           -------------    ----------    ----------    ----------   ------------  --------------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .....$     28.73   $     25.60   $     20.78   $     16.29   $    13.72     $    10.00
                                             -----------   -----------   -----------   -----------   ----------     ----------
   Net investment income ....................       0.01          0.03          0.06          0.04         0.11           0.08
   Net realized and unrealized gain
      on investments ........................       2.00          5.28          5.76          4.59         2.71           3.64
                                             -----------   -----------   -----------   -----------   ----------     ----------
   Net increase in net assets resulting
     from investment operations .............       2.01          5.31          5.82          4.63         2.82           3.72
                                             -----------   -----------   -----------   -----------   ----------     ----------
   DISTRIBUTIONS:
   Dividends from net investment income .....      (0.03)        (0.07)        (0.05)       (0.03)        (0.01)            --
   Distributions from net realized gains ....      (2.93)        (2.11)        (0.95)       (0.11)        (0.24)            --
                                             -----------   -----------   -----------   -----------   ----------     ----------
   Total distributions ......................      (2.96)        (2.18)        (1.00)        (0.14)       (0.25)            --
                                             -----------   -----------   -----------   -----------   ----------     ----------
   Net asset value, end of period ...........$     27.78   $     28.73   $     25.60   $     20.78   $    16.29     $    13.72
                                             ===========   ===========   ===========   ===========   ==========     ==========
   Total return++ ...........................       7.88%        22.19%        28.67%        28.57%       20.77%         37.20%
                                             ===========   ===========   ===========   ===========   ==========     ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .....$   290,722   $   257,879   $   194,301   $   123,230   $   59,732     $   21,651
   Ratio of net investment income
      to average net assets .................       0.02%+        0.21%         0.43%         0.38%        0.75%          0.69%+
   Ratio of net expenses to average net assets      0.87%+        0.87%         0.87%         0.96%        1.01%          1.26%+
   Ratio of expenses to average net assets ..       0.87%+        0.88%         0.87%         0.96%        1.01%          1.26%+
   Portfolio turnover rate ..................         40%           66%           58%           41%          44%            64%
=================================================

    * The Portfolio commenced operations on January 3, 1995.
    + Annualized.
   ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropiately presents the per share data for the periods since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

-------------------------------
   FINANCIAL HIGHLIGHTS
-------------------------------

                              ENDEAVOR SERIES TRUST

                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS
                                                  ENDED           YEAR         YEAR         YEAR         YEAR          YEAR
                                                06/30/00          ENDED        ENDED        ENDED        ENDED        ENDED*
                                               (UNAUDITED)      12/31/99     12/31/98     12/31/97    12/31/96+++   12/31/95##
                                             -------------    ----------   ----------   ----------  ------------- ------------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .....  $     20.88   $    16.19   $     14.21  $     13.95   $    12.19   $    11.31
                                               -----------   ----------   -----------  -----------   ----------   ----------
   Net investment income ....................         0.05         0.10          0.12         0.10         0.09         0.09
   Net realized and unrealized
      gain/(loss) on investments ............        (1.24)        5.02          2.08         0.26         1.76         1.06
                                               -----------   ----------   -----------  -----------   ----------   ----------
   Net increase/(decrease) in net assets
     resulting from investment operations....        (1.19)        5.12          2.20         0.36         1.85         1.15
                                               -----------   ----------   -----------  -----------   ----------   ----------
   DISTRIBUTIONS:
   Dividends from net investment income .....        (0.03)       (0.26)        (0.11)       (0.10)       (0.09)          --
   Distributions from net realized gains ....        (2.02)       (0.17)        (0.11)          --           --        (0.27)
                                               -----------   ----------   -----------  -----------   ----------   ----------
   Total distributions ......................        (2.05)       (0.43)        (0.22)       (0.10)       (0.09)       (0.27)
                                               -----------   ----------   -----------  -----------   ----------   ----------
   Net asset value, end of period ...........  $     17.64   $    20.88   $     16.19  $     14.21   $    13.95   $    12.19
                                               ===========   ==========   ===========  ===========   ==========   ==========
   Total return++. ..........................        (4.95)%      32.35%        15.44%        2.54%       15.23%       10.37%
                                               ===========   ==========   ===========  ===========   ==========   ==========
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's) ........  $   223,318   $   228,655  $   184,856 $    164,560   $  134,435   $   92,352
   Ratio of net investment income
      to average net assets .................         0.45%+       0.73%         0.76%        0.74%        0.73%        0.81%
   Ratio of net expenses to average net assets        0.97%+       0.91%         0.98%        1.07%        1.18%        1.15%
   Ratio of expenses to average net assets ..         1.15%+       1.00%         1.10%        1.12%        1.18%        1.15%
   Portfolio turnover rate ..................           35%          30%           21%          19%          11%         111%
=================================================

     *  Effective  March 24, 1995,  the name of the Global  Growth  Portfolio was changed to T. Rowe Price International Stock Portfolio, and the investment objective was changed from investment on a global basis to investment on an international basis (i.e., in non-U.S. companies).
     +  Annualized.
    ++  Total return represents aggregate total return for the years indicated.
   +++  Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.
    ##  Rowe Price-Fleming International, Inc. became the Portfolio's Adviser effective January 3, 1995.

                       See Notes to Financial Statements.

--------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2000 (UNAUDITED)

1.       SIGNIFICANT ACCOUNTING POLICIES

Endeavor Series Trust (the "Fund") was organized as a "Massachusetts business trust" on November 19, 1988 under the laws of the Commonwealth of Massachusetts. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers thirteen managed investment portfolios: Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Enhanced Index Portfolio, Endeavor High Yield Portfolio, Endeavor Janus Growth Portfolio, Endeavor Money Market Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Select Portfolio, Endeavor Value Equity Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, and T. Rowe Price International Stock Portfolio (each a "Portfolio" and collectively the "Portfolios"). The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

DREYFUS SMALL CAP VALUE PORTFOLIO, DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO, ENDEAVOR ASSET ALLOCATION PORTFOLIO, ENDEAVOR ENHANCED INDEX PORTFOLIO, ENDEAVOR HIGH YIELD PORTFOLIO, ENDEAVOR JANUS GROWTH PORTFOLIO, ENDEAVOR OPPORTUNITY VALUE PORTFOLIO, ENDEAVOR SELECT PORTFOLIO, ENDEAVOR VALUE EQUITY PORTFOLIO, T. ROWE PRICE EQUITY INCOME PORTFOLIO, T.ROWE PRICE GROWTH STOCK PORTFOLIO AND T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO.

Generally, a Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively traded, such investments are stated at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

ENDEAVOR MONEY MARKET PORTFOLIO: The Endeavor Money Market Portfolio's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

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NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
------------------------------------------------

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2000 (UNAUDITED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

FUTURES CONTRACTS:

Certain Portfolios may engage in futures contracts for the purpose of hedging against a decline in the value of the portfolio securities held or a rise in the price of the securities a Portfolio intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed. The change in net unrealized appreciation/depreciation, if any, is shown in the Statement of Operations.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial futures contracts open at June 30, 2000 were as follows:

                                     NUMBER OF                                         NOTIONAL
                                     CONTRACTS                                           COST      EXPIRATION     UNREALIZED
                                 PURCHASED/(SOLD)              DESCRIPTION              AMOUNT        DATE        GAIN/(LOSS)
                                ------------------      ------------------------     ------------  -------------  -------------
Dreyfus U.S. Government
   Securities Portfolio ............     (21)     10 Year U.S. Treasury Bond contracts $ 2,057,828  September 2000  $(10,344)
                                         (50)     U.S. Long Bond contracts               4,765,891  September 2000  (101,297)
Endeavor Asset Allocation Portfolio      (78)     10 Year U.S. Treasury Bond contracts   7,497,810  September 2000  (183,971)
                                         (95)     U.S. Long Bond contracts               9,093,804  September 2000  (153,852)
                                          72      2 Year U.S. Treasury Note contracts   14,154,713  September 2000   108,037
Endeavor Enhanced Index Portfolio...       8      S&P 500 Index contracts                2,982,507  September 2000   (46,307)

OPTIONS:
Certain Portfolios may purchase or write options which are exchange traded to hedge fluctuation risks in the prices of certain securities. When a Portfolio writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Portfolio for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Portfolio is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

FORWARD FOREIGN CURRENCY CONTRACTS:
Dreyfus U.S. Government Securities Portfolio, Endeavor High Yield Portfolio, Endeavor Janus Growth Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Select Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio may engage in forward foreign currency exchange contracts. A Portfolio engages in forward foreign currency exchange transactions to protect against changes in future exchange rates. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Portfolio as an unrealized gain or loss. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

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NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
------------------------------------------------

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2000 (UNAUDITED)

FOREIGN CURRENCY:
The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

REPURCHASE AGREEMENTS:
The Portfolios may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends, if any, from net investment income of all Portfolios except Endeavor Money Market Portfolio are declared and paid at least annually. Dividends from net investment income of the Endeavor Money Market Portfolio are declared daily and paid monthly. For all Portfolios, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Portfolio, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Portfolios.

FEDERAL INCOME TAXES:
The Fund intends that each Portfolio qualify annually as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2. INVESTMENT MANAGEMENT FEE, ADMINISTRATIVE FEE, INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund is managed by Endeavor Management Co. (the "Investment Manager") pursuant to a management agreement. The Investment Manager is responsible for providing investment management and administrative services to the Fund, including selecting the investment advisers (the "Advisers") for the Fund's Portfolios. As compensation for these services, the Fund pays the Investment Manager a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Dreyfus Small Cap Value Portfolio--.80%; Dreyfus U.S. Government Securities Portfolio--.65%; Endeavor Asset Allocation Portfolio--.75%; Endeavor Enhanced Index Portfolio--.75%; Endeavor High Yield Portfolio--.775%; Endeavor Janus Growth Portfolio--.80%; Endeavor Money Market Portfolio--.50%; Endeavor Opportunity Value
Portfolio--.80%; Endeavor Select Portfolio--1.00%; Endeavor Value Equity Portfolio--.80%; T. Rowe Price Equity Income Portfolio--.80%, T. Rowe Price Growth Stock Portfolio--.80%; T. Rowe Price International Stock Portfolio--.90%. For Endeavor Janus Growth Portfolio, the Investment Manager limited its annual fee to .775% of the Portfolio's average daily net assets for the period January 1, 2000 until April 30, 2000. For Endeavor Select Portfolio, the Investment Manager reduced its annual fee from 1.10% of the Portfolio's average daily net assets, effective May 1, 2000.

At June 30, 2000, the Fund had a liability for investment management fees payable to the Investment Manager of $2,027,785.

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NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
------------------------------------------------

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2000 (UNAUDITED)

From the management fees, the Investment Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio. PFPC Inc. ("PFPC"), a wholly owned subsidiary of PNCBank assists the Investment Manager in the performance of its administrative responsibilities to the Fund. As compensation for these services, PFPC receives a flat fee $770,000 per annum. In addition, if the aggregate net assets of the thirteen Portfolios exceed $1 billion, PFPCshall also be entitled to receive an additional fee of 0.01% of any net assets in excess of $1 billion.

The Dreyfus Corporation ("Dreyfus"), a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank, serves as the Adviser to Dreyfus Small Cap Value Portfolio and Dreyfus U.S. Government Securities Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Dreyfus a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates:
Dreyfus Small Cap Value Portfolio--.375% and Dreyfus U.S. Government Securities Portfolio--.15%.

Morgan Stanley Dean Witter Investment Management Inc. ("Morgan Stanley"), a subsidiary of Morgan Stanley Dean Witter & Company, serves as the Adviser to Endeavor Asset Allocation Portfolio and Endeavor Money Market Portfolio pursuant to separate investment advisory agreements between the Investment Manager and Morgan Stanley. As compensation for its services as investment adviser, the Investment Manager pays Morgan Stanley a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates:
Endeavor Asset Allocation Portfolio--.375% and Endeavor Money Market Portfolio--.25%.

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), a wholly-owned subsidiary of J.P. Morgan and Co. Inc., serves as the Adviser to Endeavor Enhanced Index Portfolio. As compensation for its services as investment adviser, the Investment Manager pays J.P. Morgan a monthly fee at an annual rate of .35% of the average daily net assets of the Portfolio.

Massachusetts Financial Services Company ("MFS"), a subsidiary of Sun Life Assurance Company of Canada (U.S.), serves as the Adviser to Endeavor High Yield Portfolio. As compensation for its services as investment adviser, the Investment Manager pays MFS a fee at the annual rate of .375% of the average daily net assets of the Portfolio.

Janus Capital Corporation ("Janus Capital") serves as the Adviser to Endeavor Janus Growth Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Janus Capital a fee at the annual rate of .40% of the average daily net assets of the Portfolio.

OpCap Advisors ("OpCap"), a subsidiary of Oppenheimer Capital, serves as the Adviser to Endeavor Opportunity Value Portfolio and Endeavor Value Equity
Portfolio pursuant to separate investment advisory agreements between the Investment Manager and OpCap. As compensation for its services as investment adviser, the Investment Manager pays OpCap a monthly fee at the annual rate of
 .40% of the average daily net assets of each Portfolio.

Montgomery Asset Management LLC ("Montgomery"), a wholly-owned subsidiary of Commerzbank AG, serves as Adviser to Endeavor Select Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Montgomery a fee at the annual rate of .60% of the average daily net assets of the Portfolio. Prior to May 1, 2000, Montgomery had received a fee at the annual rate of .70%.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the Adviser to T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. As compensation for its services as investment adviser, the Investment Manager pays
T. Rowe Price a monthly fee at the annual rate of .40% of the average daily net assets of each Portfolio.

Rowe Price-Fleming International, Inc. ("Price-Fleming"), a joint venture between T. Rowe Price and Robert Fleming Holdings Limited, serves as the Adviser to T. Rowe Price International Stock Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Price-Fleming a monthly fee at the annual rate of .75% of the average daily net assets of the Portfolio up to $20 million, .60% of the average daily net assets of the Portfolio in excess of $20 million up to $50 million and .50% of the average daily net assets of the Portfolio in excess of $50 million. At such time as the average daily net assets of the Portfolio exceed $200 million, the fee shall be .50% of total average daily net assets.

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NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
------------------------------------------------

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2000 (UNAUDITED)

From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. For the period January 1, 2000 through April 30, 2000, the Investment Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses so that total expenses do not exceed the following percentages of the respective Portfolio's average daily net assets: Dreyfus Small Cap Value Portfolio--1.30%, Dreyfus U.S. Government Securities Portfolio--1.00%, Endeavor Asset Allocation Portfolio--1.25%, Endeavor Enhanced Index Portfolio--1.30%, Endeavor High Yield Portfolio-- 1.30%, Endeavor Janus Growth Portfolio--.87%, Endeavor Money Market Portfolio--.99%, Endeavor Opportunity Value Portfolio--1.30%, Endeavor Select Portfolio--1.50%, Endeavor Value Equity Portfolio-- 1.30%, T. Rowe Price Equity Income Portfolio--1.30%, T. Rowe Price Growth Stock Portfolio--1.30%, and T. Rowe Price International Stock Portfolio-- 1.53%. As of May 1, 2000, expense reimbursements are no longer in effect.

Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. Boston Safe Deposit and Trust Company has agreed to compensate the Portfolios and decrease custody fees for cash balances left uninvested by each Portfolio. For the six months ended June 30, 2000, the Fund's custodial expenses were reduced by $240,927.

For the six months ended June 30, 2000, the Fund incurred total brokerage commissions of $2,080,630, of which $2,066 was paid to Jardine Fleming Group Ltd., and $11,652 was paid to Robert Fleming Holdings Ltd., brokers affiliated with Rowe Price-Fleming, adviser to T. Rowe Price International Stock Portfolio. The Fund has asked the Advisers to direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to share the brokerage commissions with the Fund's distributor. The recaptured commissions are used solely to promote the marketing of the Fund's shares. For the six months ended June 30, 2000, the recaptured commissions were as follows: Dreyfus Small Cap Value Portfolio--$347,174, Endeavor Asset Allocation Portfolio--$30,190, Endeavor Opportunity Value Portfolio--$16,528, Endeavor Value Equity Portfolio--$28,844, Endeavor T. Rowe Price Equity Portfolio--$1,652 and Endeavor T. Rowe Price Growth Stock Portfolio--$5,635.

No director, officer or employee of the Investment Manager, the Advisers or PFPC received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of the Investment Manager, the Advisers, PFPC or any of their affiliates $18,000 per annum plus $2,500 per Board meeting attended and reimburses them for travel and out-of-pocket expenses.

3.       PURCHASES AND SALES OF SECURITIES

Purchases  and  proceeds  from  sales  of   securities,   excluding   short-term
investments, for the six months ended June 30, 2000 were as follows:

                                                                           PURCHASES                             SALES
                                                               --------------------------------     ------------------------------
                                                                  U. S.                                 U.S.
                                                               GOVERNMENT             OTHER          GOVERNMENT          OTHER
                                                               ----------        --------------     ------------     -------------
Dreyfus Small Cap Value Portfolio ........................               --      $  457,491,015               --    $  451,038,260
Dreyfus U.S. Government Securities Portfolio .............     $211,178,304         364,123,085     $214,834,876       362,741,212
Endeavor Asset Allocation Portfolio ......................            6,258       1,502,744,648        5,403,503     1,520,312,108
Endeavor Enhanced Index Portfolio ........................          297,891         101,015,546          200,000        86,687,963
Endeavor High Yield Portfolio ............................               --         179,502,238               --       176,484,300
Endeavor Janus Growth Portfolio ..........................               --       5,833,351,872               --     5,778,744,979
Endeavor Opportunity Value Portfolio .....................               --         695,185,953               --       696,479,500
Endeavor Select Portfolio ................................               --         658,564,108               --       642,416,063
Endeavor Value Equity Portfolio ..........................               --         176,416,202               --       197,435,937
T. Rowe Price Equity Income Portfolio ....................               --         303,737,201               --       326,003,602
T. Rowe Price Growth Stock Portfolio .....................               --         348,909,077               --       338,091,755
T. Rowe Price International Stock Portfolio ..............               --          82,168,062               --        75,608,711

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NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
------------------------------------------------

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2000 (UNAUDITED)

At June 30, 2000, aggregate gross unrealized appreciation for all securities in which there was an excess of value over cost and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over value were as follows:

                                                                                                NET UNREALIZED
                                                               UNREALIZED       UNREALIZED      APPRECIATION /
                                                              APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                                             --------------   --------------   ----------------
Dreyfus Small Cap Value Portfolio ........................   $ 23,623,194     $(23,199,862)    $     423,332
Dreyfus U.S. Government Securities Portfolio .............        553,388       (1,316,443)         (763,055)
Endeavor Asset Allocation Portfolio ......................     99,124,506       (9,032,842)       90,091,664
Endeavor Enhanced Index Portfolio ........................     27,289,888      (14,158,613)       13,131,275
Endeavor High Yield Portfolio ............................        363,743       (1,445,979)       (1,082,236)
Endeavor Janus Growth Portfolio ..........................    296,239,794      (46,004,057)      250,235,737
Endeavor Opportunity Value Portfolio .....................      2,170,428       (1,951,694)          218,734
Endeavor Select Portfolio ................................      3,849,252       (2,416,733)        1,423,519
Endeavor Value Equity Portfolio ..........................     32,902,192      (14,275,864)       18,626,328
T. Rowe Price Equity Income Portfolio ....................     20,711,457      (29,817,006)       (9,105,549)
T. Rowe Price Growth Stock Portfolio .....................     73,090,387       (7,812,178)       65,278,209
T. Rowe Price International Stock Portfolio ..............     53,693,224       (6,819,439)       46,873,785

4.       SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of shares of beneficial interest without par value of one or more series. Shares of the Fund are presently divided into thirteen series of shares, each series representing one of the Fund's thirteen Portfolios. Since Endeavor Money Market Portfolio has sold shares, issued shares as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED                   YEAR ENDED
                                                                06/30/00                        12/31/99
                                                       --------------------------     ----------------------------
                                                        SHARES          AMOUNT          SHARES           AMOUNT
                                                       ---------     ------------     ----------      ------------
DREYFUS SMALL CAP VALUE PORTFOLIO:
Sold ..........................................        3,450,976     $ 57,996,843      2,775,515      $ 41,416,787
Issued as reinvestment of dividends ...........        2,029,632       31,946,414      1,103,293        16,262,533
Redeemed ......................................       (3,101,852)     (52,030,881)    (3,721,600)      (54,434,507)
                                                       ---------     ------------     ----------      ------------
Net increase ..................................        2,378,756     $ 37,912,376        157,208      $  3,244,813
                                                       =========     ============     ==========      ============

                                                           SIX MONTHS ENDED                   YEAR ENDED
                                                               06/30/00                        12/31/99
                                                      --------------------------      ---------------------------
                                                        SHARES          AMOUNT          SHARES           AMOUNT
                                                      ----------     -----------      ----------      -----------
DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO:
Sold ..........................................          375,219     $ 4,314,607       2,044,213      $24,345,506
Issued as reinvestment of dividends ...........          436,769       4,743,313         428,658        4,955,287
Redeemed ......................................       (1,586,312)    (18,252,935)     (1,935,546)     (22,725,292)
                                                      ----------     -----------      ----------      -----------
Net increase/(decrease) .......................         (774,324)    $(9,195,015)        537,325      $ 6,575,501
                                                      ==========     ===========      ==========      ===========

                                                            SIX MONTHS ENDED                   YEAR ENDED
                                                                06/30/00                        12/31/99
                                                      ---------------------------      ---------------------------
                                                        SHARES           AMOUNT          SHARES          AMOUNT
                                                      ----------      -----------      ----------     ------------
ENDEAVOR ASSET ALLOCATION PORTFOLIO:
Sold ..........................................          570,784      $13,021,212       1,590,529     $ 34,131,322
Issued as reinvestment of dividends ...........        1,847,413       37,945,873       4,552,729       87,594,497
Redeemed ......................................       (1,498,519)     (34,000,222)      (2,795,98)     (60,910,027)
                                                      ----------      -----------      ----------     ------------
Net increase ..................................          919,678      $16,966,863       3,347,277     $ 60,815,792
                                                      ==========      ===========      ==========     ============

------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
------------------------------------------------

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2000 (UNAUDITED)
                           SIX MONTHS ENDED YEAR ENDED

                                                           SIX MONTHS ENDED                    YEAR ENDED
                                                               06/30/00                         12/31/99
                                                      --------------------------      ---------------------------
                                                       SHARES           AMOUNT          SHARES           AMOUNT
                                                      ---------      -----------      ----------      -----------
ENDEAVOR ENHANCED INDEX PORTFOLIO:
Sold ..........................................       1,988,867      $34,413,114       5,587,298      $94,614,865
Issued as reinvestment of dividends ...........         651,992       10,542,714         252,468        4,269,241
Redeemed ......................................        (913,008)     (15,728,105)     (1,344,272)     (22,514,200)
                                                      ---------      -----------      ----------      -----------
Net increase ..................................       1,727,851      $29,227,723       4,495,494      $76,369,906
                                                      =========      ===========      ==========      ===========

                                                           SIX MONTHS ENDED                    YEAR ENDED
                                                               06/30/00                         12/31/99
                                                      --------------------------      ---------------------------
                                                       SHARES           AMOUNT          SHARES           AMOUNT
                                                      ---------      -----------      ----------      -----------
ENDEAVOR HIGH YIELD PORTFOLIO:
Sold ..........................................         551,950      $ 5,487,882       1,433,947      $14,306,667
Issued as reinvestment of dividends ...........         116,525        1,105,820          25,299          252,489
Redeemed ......................................        (327,571)      (3,285,511)       (489,807)      (4,855,309)
                                                      ---------      -----------      ----------      -----------
Net increase ..................................         340,904      $ 3,308,191         969,439      $ 9,703,847
                                                      =========      ===========      ==========      ===========

                                                           SIX MONTHS ENDED                   YEAR ENDED
                                                               06/30/00                        12/31/99
                                                      -------------------------      ---------------------------
                                                       SHARES          AMOUNT          SHARES           AMOUNT
                                                      ---------     -----------      ----------      -----------
ENDEAVOR JANUS GROWTH PORTFOLIO:
Sold ..........................................       1,162,499     $112,417,004       1,379,867     $105,431,394
Conversion proceeds from WRL Series Fund ......              --               --      10,610,293      741,495,920
Redeemed ......................................        (624,339)     (59,330,492)       (821,458)     (60,525,170)
                                                      ---------      -----------      ----------     ------------
Net increase ..................................         538,160      $53,086,512      11,168,702     $786,402,144
                                                      =========      ===========      ==========     ============

                                                           SIX MONTHS ENDED                   YEAR ENDED
                                                               06/30/00                        12/31/99
                                                        ---------------------            ---------------------
                                                          SHARES AND AMOUNT                SHARES AND AMOUNT
                                                        ---------------------            ---------------------
ENDEAVOR MONEY MARKET PORTFOLIO:
Sold ..........................................              $345,123,343                   $326,363,081
Issued as reinvestment of dividends ...........                 3,232,159                      5,423,292
Redeemed ......................................              (366,928,369)                  (297,943,998)
                                                             ------------                   ------------
Net increase/(decrease) .......................              $(18,572,867)                   $33,842,375
                                                             ============                    ===========

                                                            SIX MONTHS ENDED                    YEAR ENDED
                                                                06/30/00                         12/31/99
                                                       -------------------------        -------------------------
                                                        SHARES          AMOUNT           SHARES          AMOUNT
                                                       --------      -----------        --------      -----------
ENDEAVOR OPPORTUNITY VALUE PORTFOLIO:
Sold ..........................................         222,897      $ 2,671,935         632,016      $ 7,673,642
Issued as reinvestment of dividends ...........         261,676        3,027,588          69,517          889,122
Redeemed ......................................        (437,378)      (5,291,227)       (850,716)     (10,451,346)
                                                       --------      -----------        --------      -----------
Net increase/(decrease) .......................          47,195      $   408,296        (149,183)     $(1,888,582)
                                                       ========      ===========        ========      ===========

                                                           SIX MONTHS ENDED                    YEAR ENDED
                                                               06/30/00                         12/31/99
                                                     ---------------------------       --------------------------
                                                       SHARES           AMOUNT          SHARES           AMOUNT
                                                     ----------      -----------       ---------      -----------
ENDEAVOR SELECT PORTFOLIO:
Sold ..........................................       2,319,616      $35,500,907       1,033,646      $13,146,679
Issued as reinvestment of dividends ...........         373,766        4,814,106              --               --
Redeemed ......................................      (1,181,172)     (17,692,313)       (780,428)      (9,116,452)
                                                     ----------      -----------       ---------      -----------
Net increase ..................................       1,512,210      $22,622,700         253,218      $ 4,030,227
                                                     ==========      ===========       =========      ===========

                                                          SIX MONTHS ENDED                    YEAR ENDED
                                                              06/30/00                         12/31/99
                                                     ---------------------------      ---------------------------
                                                       SHARES          AMOUNT           SHARES          AMOUNT
                                                     ----------      -----------      ----------      -----------
ENDEAVOR VALUE EQUITY PORTFOLIO:
Sold ..........................................         241,688      $ 4,241,651         786,486      $ 16,486,204
Issued as reinvestment of dividends ...........       1,898,084       30,748,959         548,164        12,273,399
Redeemed ......................................      (1,408,053)     (25,970,144)     (2,199,695)      (46,545,880)
                                                     ----------      -----------      ----------      ------------
Net increase/(decrease) .......................         731,719      $ 9,020,466        (865,045)     $(17,786,277)
                                                     ==========      ===========      ==========      ============

------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
------------------------------------------------

                              ENDEAVOR SERIES TRUST

                            JUNE 30, 2000 (UNAUDITED)

                                                            SIX MONTHS ENDED                   YEAR ENDED
                                                                06/30/00                        12/31/99
                                                      --------------------------      ---------------------------
                                                        SHARES          AMOUNT          SHARES          AMOUNT
                                                      ---------      -----------      ----------      -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO:
Sold ..........................................         613,864      $11,090,235       1,719,791      $34,727,686
Issued as reinvestment of dividends ...........       1,536,047       27,126,583         802,394       16,874,339
Redeemed ......................................      (1,727,240)     (31,577,058)     (2,036,067)     (41,328,994)
                                                     ----------      -----------      ----------      -----------
Net increase ..................................         422,671      $ 6,639,760         486,118      $10,273,031
                                                      =========      ===========      ==========      ===========

                                                           SIX MONTHS ENDED                   YEAR ENDED
                                                               06/30/00                        12/31/99
                                                      --------------------------     ---------------------------
                                                        SHARES          AMOUNT         SHARES           AMOUNT
                                                      ---------      -----------     ----------      -----------
T. ROWE PRICE GROWTH STOCK PORTFOLIO:
Sold ..........................................         848,353      $24,261,761      2,044,360      $52,013,760
Issued as reinvestment of dividends ...........       1,080,794       27,592,678        701,291       17,286,833
Redeemed ......................................        (437,363)     (12,451,524)    (1,361,342)     (34,218,892)
                                                      ---------      -----------     ----------      -----------
Net increase ..................................       1,491,784      $39,402,915      1,384,309      $35,081,701
                                                      =========      ===========     ==========      ===========

                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                             06/30/00                        12/31/99
                                                    ----------------------------      ---------------------------
                                                       SHARES           AMOUNT          SHARES           AMOUNT
                                                    -----------      -----------      ----------      -----------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:
Sold ..........................................      14,425,882      $278,760,779      14,257,730     $250,830,817
Issued as reinvestment of dividends ...........       1,401,999        22,922,682         285,806        4,627,207
Redeemed ......................................     (14,123,532)     (274,943,831)    (15,007,597)    (265,311,770)
                                                    -----------      ------------     -----------     ------------
Net decrease ..................................       1,704,349      $ 26,739,630        (464,061)    $ (9,853,746)
                                                    ===========      ============     ===========     ============
=============================

#        Endeavor Janus Growth Portfolio commenced operations on May 1, 1999.

5.       ORGANIZATION COSTS

Organization costs are amortized on a straight-line basis over a period of five years from the commencement of operations of each Portfolio for Portfolios which commenced operations prior to July 1, 1998. For Portfolios commencing operations after July 1, 1998, organization costs are expensed as they occur. In the event that any of the initial shares (Dreyfus Small Cap Value Portfolio--10 shares, Dreyfus U.S. Government Securities Portfolio--10 shares, Endeavor Asset Allocation Portfolio--10,000 shares, Endeavor Enhanced Index Portfolio--10 shares, Endeavor High Yield Portfolio--10 shares, Endeavor Money Market Portfolio--100,000 shares, Endeavor Opportunity Value Portfolio--10 shares, Endeavor Select Portfolio--10 shares, Endeavor Value Equity Portfolio--10 shares, T. Rowe Price Equity Income Portfolio--10 shares, T. Rowe Price Growth Stock Portfolio--10 shares, and T. Rowe Price International Stock Portfolio--10,000 shares) owned by a separate account of PFL Life Insurance Company are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. The Fund bears the expense of registering and qualifying the shares of the various Portfolios for distribution under Federal and state securities regulations. As of June 30, 2000, all such costs for Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Money Market Portfolio, Endeavor Value Equity Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio have been fully amortized.

6.       CONCENTRATION OF RISK

The Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
------------------------------------------------

                              ENDEAVOR SERIES TRUST

                            JUNE 30, 2000 (UNAUDITED)

The Endeavor High Yield Portfolio invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities.

Each Portfolio may invest up to 15% (10% with respect to Endeavor Money Market Portfolio) of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Portfolio without registration under the Securities Act of 1933, as amended, a Portfolio will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Portfolio to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

7.       FEDERAL INCOME TAXES

As of December 31, 1999, the Portfolios had available for federal tax purposes unused capital loss carryforwards as follows:

                                                                 EXPIRING IN 2007         EXPIRING IN 2006
                                                               ---------------------    --------------------
Dreyfus U.S. Government Securities Portfolio .............          $ 1,797,536                     --

Endeavor High Yield Portfolio ............................              149,375                $84,613

Endeavor Janus Growth Portfolio ..........................           16,306,322                     --

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                                       68